THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

NATIONS FUND, INC. ("NATIONS")

From Post-Effective Amendment No. 34 of the Nations Registration Statement, filed July 31, 1997 (SEC File Nos. 33-4038; 811-4614):

         Prospectuses for the Primary A and Investor A Shares of the Nations Government Securities Fund and Nations Small Company Growth Fund, dated August 1, 1997.

         Prospectuses for the Primary A, Investor A and Daily Class Shares of the Nations Prime Fund and Nations Treasury Fund, dated August 1, 1997.

         Statement of Additional Information for the Primary A and Investor A Shares of the Nations Government Securities Fund and Nations Small Company Growth Fund, dated August 1, 1997.

         Statement of Additional Information for the Primary A, Investor A and Daily Class Shares of the Nations Prime Fund and Nations Treasury Fund, dated August 1, 1997.


EMERALD FUNDS ("EMERALD")

From Post-Effective Amendment No. 23 of the Emerald Registration Statement, filed January 30, 1998 (SEC File Nos. 33-20658; 811-5515):

         Prospectuses for the Institutional and Retail Shares of the Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

         Prospectuses for the Institutional, Retail and Service Shares of the Emerald Prime Fund and Emerald Treasury Fund, dated April 1,
         1997, as supplemented, and redated March 25, 1998.

         Statement of Additional Information for the Institutional and Retail Shares of the Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

         Statement of Additional Information for the Institutional, Retail and Service Shares of the Emerald Prime Fund and Emerald Treasury Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

                                 EMERALD FUNDS
                       Emerald International Equity Fund
                              Emerald Prime Fund
                       Emerald Small Capitalization Fund
                             Emerald Treasury Fund
                    Emerald U.S. Government Securities Fund
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035

                                                                 March 25, 1998

Dear Shareholder:

     On behalf of the Board of Trustees of Emerald Funds ("Emerald"), we are pleased to invite you to a special meeting of shareholders of the Emerald Funds named above (each an "Emerald Fund" and together, the "Emerald Funds") to be held at 10:00 a.m. Eastern time on May 4, 1998 at Emerald's offices located at 3435 Stelzer Road, Columbus, Ohio (the "Meeting"). At the Meeting, you will be asked:

      (1) to ratify and approve an interim investment advisory agreement between Emerald and Barnett Capital Advisors, Inc. ("Barnett Capital") for the period from January 9, 1998 forward (an "Interim Advisory Agreement"), and, with respect to the Emerald International Equity Fund, to ratify and approve an interim investment sub-advisory agreement between Barnett Capital and Brandes Investment Partners, L.P. ("Brandes") for the period from January 9, 1998 forward (the "Interim Sub-Advisory Agreement"); and

      (2) to consider a proposed reorganization of your Emerald Fund into a corresponding portfolio of Nations Fund, Inc. (each a "Nations Fund" and together, the "Nations Funds"), including the reorganization of Emerald as a whole.

     Background. As you may recall, Barnett Banks, Inc. ("Barnett") recently merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital, the investment adviser to the Emerald Funds, became an indirect wholly-owned subsidiary of NationsBank. This merger may have caused the Emerald Funds' then current investment advisory agreements with Barnett Capital and, with respect to the Emerald International Equity Fund, the then current investment sub-advisory agreement with Brandes, to terminate automatically. To avoid any potential disruption in the advisory and sub-advisory services provided to the Emerald Funds as a result of these potential automatic terminations, the Board of Trustees of Emerald approved two separate Interim Advisory Agreements with Barnett Capital and an Interim Sub-Advisory Agreement with Brandes (relevant to Emerald International Equity Fund shareholders only). The terms and conditions of each Interim Advisory Agreement and the Interim Sub-Advisory Agreement (including fee rates) are identical to those of the prior investment advisory and sub-advisory agreements, except for the effective dates, termination dates, and certain fee escrow provisions.

     At the upcoming Meeting, you also will be asked to approve a reorganization of your Emerald Fund into a corresponding Nations Fund. The Nations Funds are portfolios of an open-end investment company advised by NationsBanc Advisors, Inc., a subsidiary of NationsBank, N.A. If all approvals are obtained, the Emerald Funds will be reorganized into the corresponding Nations Funds in May 1998 when your Emerald Funds portfolio shares will be exchanged for shares of the corresponding Nations Funds portfolio of equal value.

     EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE AN INTERIM ADVISORY AGREEMENT, THE INTERIM SUB-ADVISORY AGREEMENT (WITH RESPECT TO EMERALD INTERNATIONAL EQUITY SHAREHOLDERS ONLY) AND THE PROPOSED REORGANIZATION.

     Please note that Emerald shareholders who hold shares of Emerald funds other than those listed above will receive additional proxy materials under separate cover with respect to similar proposals affecting those funds. Each Emerald Fund shareholder is voting on a reorganization agreement that contemplates the reorganization of that shareholder's Fund into a corresponding Nations Fund, and also contemplates the reorganization of Emerald as a whole. Shareholders should fill out the proxy card(s) for each of the Emerald funds in which they hold shares in order to vote those shares.





EMPROXY-NFI

In considering the proposed reorganization, you should note:

o Similar Objectives and Policies
 The Emerald Funds are proposed to be reorganized into Nations Funds portfolios with investment policies and objectives that are substantially similar and, in the case of Nations International Value Fund substantially identical, to those of the corresponding Emerald Funds.

o Similar Access Arrangements
 Following the reorganization, you will enjoy access to Nations Funds through distribution, transaction and shareholder servicing arrangements that are substantially similar to the Emerald Funds' current arrangements.

o Same Value of Shares
 The total dollar value of the Nations Funds shares you receive in the reorganization will be the same as the total dollar value of the Emerald Fund shares that you held immediately before the reorganization. The reorganization will be tax-free under federal law, and no front-end or contingent deferred sales load will be charged in connection with the exchange of Emerald Fund shares for Nations Fund shares.

o Operating Expense Ratios
 The annual fund operating expense ratio (after voluntary waivers) for the corresponding Nations Fund classes after the reorganization is expected, in most, but not all, cases to be no higher than the annual fund operating expense ratio of your Emerald Fund class. However, in some instances, with respect to certain classes of shares, the annual fund operating expense ratio (after voluntary waivers) for the corresponding Nations Fund classes is expected to be higher after the reorganization than the annual fund operating expense ratio of your Emerald Fund class. Please see the enclosed materials for further detail.

The proposed reorganization is expected to benefit Emerald Funds shareholders by:

o providing continuity of investment management services by affiliates of NationsBank, Barnett's successor;

o offering shareholders the opportunity to exchange their shares within a larger and more diverse family of more than 50 mutual fund portfolios; and

o providing opportunities for enhanced returns through combined investment portfolios.

     The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Emerald Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Emerald funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other fund(s).

     Whether or not you plan to attend the Special Meeting, you may vote by proxy in either of the following ways:

   1. Mark, sign, date and return the enclosed Proxy Ballot in the enclosed postage-paid envelope; or

   2. Mark, sign, date and fax the enclosed Proxy Ballot to ADP Proxy Services at (904) 519-8466.

     Please return your Proxy Ballot or fax it to us so that your vote will be counted.

     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (904) 519-8466.

     The interim advisory and sub-advisory arrangements with Barnett Capital and Brandes, the proposed reorganization and the reasons for the Emerald Board's unanimous recommendations are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to call toll free at 1-800-422-2710.

     We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.


Sincerely,


MARSHALL M. CRISER
Chairman of the Board of Trustees

                                 EMERALD FUNDS
                       Emerald International Equity Fund
                              Emerald Prime Fund
                       Emerald Small Capitalization Fund
                             Emerald Treasury Fund
                    Emerald U.S. Government Securities Fund
                               3435 Stelzer Road
                             Columbus, Ohio 43219




                    --------------------------------------
                     NOTICE OF SPECIAL SHAREHOLDERS MEETING
                           To Be Held On May 4, 1998
                    --------------------------------------
TO EMERALD FUNDS SHAREHOLDERS:


     NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of the Emerald International Equity Fund, Emerald Prime Fund, Emerald Small Capitalization Fund, Emerald Treasury Fund and Emerald U.S. Government Securities Fund (each an "Emerald Fund" and together, the "Emerald Funds"), each of which is a series of Emerald Funds ("Emerald"), will be held at the Emerald offices located at 3435 Stelzer Road, Columbus, Ohio, on May 4, 1998 at 10:00 a.m., Eastern time, for the purpose of considering and voting upon:


   ITEM 1. A proposal to ratify and approve interim investment advisory agreements between Emerald and Barnett Capital Advisors, Inc. ("Barnett Capital"), and with respect to the Emerald International Equity Fund only, to ratify and approve an interim investment sub-advisory agreement between Barnett Capital and Brandes Investment Partners, L.P., for the period from January 9, 1998 forward.

   ITEM 2. A proposal to approve an Agreement and Plan of Reorganization that provides for the transfer of the assets and liabilities of each Emerald Fund to a corresponding fund of Nations Fund, Inc. in exchange for shares of designated classes of the corresponding Nations fund, and which also contemplates the reorganization of Emerald.

     ITEM 3. Such other business as may properly come before the Meeting or any adjournment(s).


     Item 1 and Item 2 are described in the attached Combined Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS.


     Shareholders of record as of the close of business on March 12, 1998 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

     SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE EMERALD BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFAX. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO EMERALD A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                                        By Order of the Trustees,
                                        JEFFREY A. DALKE
                                        Secretary

                      COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated March 25, 1998


                                 EMERALD FUNDS
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                1-800-637-3759


                              NATIONS FUND, INC.
                       One NationsBank Plaza, 33rd Floor
                        Charlotte, North Carolina 28255
                                1-888-422-2710


     In connection with the solicitation of proxies by the Board of Trustees of Emerald Funds ("Emerald"), this combined proxy statement/prospectus ("Proxy/Prospectus") is furnished to shareholders of the Emerald International Equity Fund, Emerald Prime Fund, Emerald Small Capitalization Fund, Emerald Treasury Fund and Emerald U.S. Government Securities Fund (each an "Emerald Fund" and collectively, the "Emerald Funds"). The Board of Trustees has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on May 4, 1998 at Emerald's offices located at 3435 Stelzer Road, Columbus, Ohio. At the Meeting, shareholders will be asked:

      (1) to ratify and approve interim investment advisory agreements (the "Interim Advisory Agreements") between Emerald and Barnett Capital Advisors, Inc. ("Barnett Capital") for the period from January 9, 1998 forward, and for shareholders of the Emerald International Equity Fund only, to ratify and approve an interim investment sub-advisory agreement (the "Interim Sub-Advisory Agreement") between Barnett Capital and Brandes Investment Partners, L.P. ("Brandes") for the period from January 9, 1998 forward; and

      (2) to approve a proposed Agreement and Plan of Reorganization dated as of March 25, 1998 (the "Reorganization Agreement") by and between Emerald and Nations Fund, Inc. ("Nations"), which also contemplates the reorganization of Emerald into the Nations Funds Family (as defined below).


     Copies of the Interim Advisory Agreements and Interim Sub-Advisory Agreement, sometimes collectively referred to as the "Interim Agreements,"are attached as Appendix I. The Reorganization Agreement is attached as Appendix II.

     Emerald and Nations are both registered open-end management investment companies (mutual funds). Emerald and the Nations Funds Family offer money market, bond, equity and international equity investment portfolios. The Reorganization Agreement provides for the transfer of Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of each Emerald Fund to a corresponding investment portfolio of Nations (each a "Nations Fund" and collectively, the "Nations Funds") in exchange for shares ("Shares") of designated classes of the corresponding Nations Fund having equal value (the "Reorganization").

     In addition to offering shares in the Nations Funds and Emerald Funds, Nations and Emerald each also offer shares in other series not part of this Proxy/Prospectus. Emerald shareholders of those series are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those series of Emerald into designated classes of corresponding portfolios of two other registered investment companies -- Nations Fund Trust and Nations Institutional Reserves (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the agreements and plans of reorganization affecting the other series of Emerald are approved and consummated, Emerald will have transferred all of its assets and liabilities to the Nations Funds Family and will deregister as a registered investment company.

     As a result of the Reorganization, shareholders of the Emerald Funds will become shareholders of the Nations Funds. Table I below shows each class of each Emerald Fund and the designated class of each corresponding Nations Fund:

                                    TABLE I



Emerald Fund/Share Class                         Corresponding Nations Fund/Share Class
------------------------------------------------ ---------------------------------------
       Emerald International Equity Fund         Nations International Value Fund
           Retail Shares                            Investor A Shares
           Institutional Shares                     Primary A Shares

       Emerald Prime Fund                        Nations Prime Fund
           Retail Shares                            Daily Shares
           Institutional Shares                     Primary A Shares
           Service Shares                           Investor A Shares

       Emerald Small Capitalization Fund         Nations Small Company Growth Fund
           Retail Shares                            Investor A Shares
           Institutional Shares                     Primary A Shares

       Emerald Treasury Fund                     Nations Treasury Fund
           Retail Shares                            Daily Shares
           Institutional Shares                     Primary A Shares
           Service Shares                           Investor A Shares

       Emerald U.S. Government Securities Fund   Nations Government Securities Fund
           Retail Shares                            Investor A Shares
           Institutional Shares                     Primary A Shares

     This Proxy/Prospectus sets forth concisely the information that an Emerald Fund shareholder should know before voting, and should be retained for future reference. It is both Emerald's proxy statement for the Meeting and also a prospectus for the Nations Funds, except Nations International Value Fund. This is not a prospectus for Nations International Value Fund because this Nations Fund was created to continue the business of the Emerald International Equity Fund.

     Additional information is set forth in the statement of additional information relating to this Proxy/Prospectus which is incorporated herein by reference, and in the prospectuses dated April 1, 1997, as supplemented and redated March 25, 1998, for the Emerald Funds. Each of these documents, along with the most recent annual and semi-annual reports for the Nations Funds, is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Emerald or Nations at the respective telephone numbers or addresses stated on the cover sheet of this Proxy/ Prospectus. The information contained in the Nations Fund prospectuses (except the Nations International Value Fund), dated August 1, 1997 and in the prospectuses for the Emerald Funds is incorporated by reference into this Proxy/Prospectus. In addition, except for the Nations International Value Fund, a copy of the current prospectus for the designated share class of the corresponding Nations Fund accompanies this Proxy/Prospectus.

     The following summarizes the proposals to be voted on by Emerald Fund shareholders at the Meeting:




                       Proposal                                            Shareholders Solicited
------------------------------------------------------   ----------------------------------------------------------
  1. To ratify and approve Interim Advisory              Shareholders of each Emerald Fund voting separately on
  Agreements and, with respect to the International      the Interim Advisory Agreement that applies to that Fund,
  Equity Fund only, an Interim Sub-Advisory              and shareholders of the Emerald International Equity
  Agreement, for the period from January 9, 1998         Fund voting separately on the Interim Sub-Advisory
  forward.                                               Agreement.
  2. To approve a Reorganization Agreement, which        Each Emerald Fund voting separately on the
  provides for the transfer of the Fund Assets and       Reorganization Agreement and, with respect to the
  Liabilities of the Emerald Funds to corresponding      reorganization of Emerald, shareholders of all series of
  Nations Funds in exchange for Shares of designated     Emerald voting in the aggregate.
  classes of the corresponding Nations Funds, and
  which also contemplates the reorganization of
  Emerald into the Nations Funds Family.

     This Proxy/Prospectus is expected to be first sent to shareholders on or about March 30, 1998.

     THE SECURITIES OF THE NATIONS FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED

UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EMERALD, NATIONS OR THEIR RESPECTIVE DISTRIBUTORS.

     EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     SHARES OF EMERALD AND NATIONS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, NATIONSBANK, N.A. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE EMERALD FUNDS IS EMERALD ASSET MANAGEMENT, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                               TABLE OF CONTENTS


FEE TABLES ............................................................................   6
SUMMARY ...............................................................................   6
 PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS .....................................   6
   Interim Agreements .................................................................   6
   Emerald Board Consideration ........................................................   7
 PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION AGREEMENT ...............................   7
   Proposed Reorganization ............................................................   7
   Overview of Emerald and Nations ....................................................   7
   Federal Income Tax Consequences ....................................................   8
   Nations and Emerald Board Consideration ............................................   8
   Principal Risk Factors .............................................................   8
   Voting Information .................................................................   9
   Management Discussion and Analysis .................................................   9
 INFORMATION RELATING TO PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS .............   9
   The Merger of Barnett Banks, Inc. into NB Holdings Corporation .....................   9
   The Interim Advisory Agreements and Interim Sub-Advisory Agreement .................  10
   Information Regarding Barnett Capital and Brandes ..................................  12
   Payments to Barnett Capital or Brandes Affiliates ..................................  13
   Affiliated Broker Commissions ......................................................  13
   Approval of Emerald's Board of Trustees ............................................  13
INFORMATION RELATING TO PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION AGREEMENT ........  15
   Description of the Reorganization Agreement ........................................  15
   Emerald Board Consideration ........................................................  16
   Capitalization .....................................................................  17
   Federal Income Tax Considerations ..................................................  19
   Other Information ..................................................................  20
COMPARISON OF EMERALD AND NATIONS .....................................................  20
   Investment Objectives and Policies .................................................  20
   Investment Advisers and Other Service Providers ....................................  20
   Emerald Funds' Advisory and Sub-Advisory Agreements ................................  21
   Nations Funds' Advisory Agreements .................................................  21
   Other Service Providers for the Emerald Funds and Nations Funds ....................  23
   Share Structure ....................................................................  23
   Distribution Plan and Shareholder Servicing Arrangements for the Emerald Funds .....  24
   Distribution Plan and Shareholder Servicing Arrangements for the Nations Funds .....  24
   Administration Agreements ..........................................................  25
   Shareholder Transactions and Services ..............................................  25
INFORMATION RELATING TO VOTING MATTERS ................................................  26
   General Information ................................................................  26
   Shareholder and Board Approvals ....................................................  26
   Quorum .............................................................................  30
   Annual Meetings and Shareholder Meetings ...........................................  30
ADDITIONAL INFORMATION ABOUT NATIONS ..................................................  31
ADDITIONAL INFORMATION ABOUT EMERALD ..................................................  31
FINANCIAL STATEMENTS ..................................................................  31
OTHER BUSINESS ........................................................................  32
SHAREHOLDER INQUIRIES .................................................................  32

APPENDICES   I     INTERIM INVESTMENT ADVISORY AGREEMENTS AND INTERIM SUB-ADVISORY
                   AGREEMENT
             II    AGREEMENT AND PLAN OF REORGANIZATION
             III   EXPENSE SUMMARIES OF EMERALD FUNDS AND THE CORRESPONDING
                   NATIONS FUNDS
             IV    INVESTMENT OBJECTIVES, LIMITATIONS AND CERTAIN SIGNIFICANT INVESTMENT
                   POLICIES OF THE OPERATING NATIONS FUNDS AND THE CORRESPONDING
                   EMERALD FUNDS
             V     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE NATIONS FUNDS AND THE
                   CORRESPONDING EMERALD FUNDS
             VI    MANAGEMENT'S DISCUSSION AND ANALYSIS OF THE NATIONS FUNDS

                                  FEE TABLES

     Retail Class shareholders of all five Emerald Funds, along with Service Class shareholders of the Emerald Prime Fund and Emerald Treasury Fund and Institutional Class shareholders of the Emerald Prime Fund, Emerald Small Capitalization Equity Fund and Emerald Treasury Fund, are projected to experience lower annualized per share total operating expense ratios after the Reorganization. Institutional Class shareholders of the Emerald International Equity Fund and Emerald U.S. Government Securities Fund are projected to experience higher annualized per share total operating expense ratios after the Reorganization. Such projections take into account voluntary fee waivers and/or expense reimbursements, both of which may be terminated at any time. For detailed information regarding pro forma expense information, see both Table III and Appendix III to this Proxy/Prospectus.


                                    SUMMARY

     The following is a summary of certain information relating to the Interim Agreements and the proposed Reorganization, and is qualified by reference to the more complete information contained elsewhere in this Proxy/Prospectus, the prospectuses and statements of additional information of Emerald and Nations, and the Appendices attached hereto.


PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS

     Interim Agreements. On January 9, 1998, Barnett Banks, Inc. merged with and into NB Holdings Corporation, a subsidiary of NationsBank Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, Barnett Capital, the investment adviser to the Emerald Funds, became an indirect wholly-owned subsidiary of NationsBank Corporation. As of January 9, 1998, Barnett Capital served as the Emerald Funds' investment adviser pursuant to two separate investment advisory agreements between Barnett Capital and Emerald; and Brandes served as the investment sub-adviser to the Emerald International Equity Fund pursuant to an investment sub-advisory agreement between Barnett Capital and Brandes. Barnett Capital, Brandes and Emerald considered the effect that the Holding Company Merger would have on Emerald and the possibility that under Barnett Capital's investment advisory agreements with Emerald and, with respect to the Emerald International Equity Fund, Brandes' investment sub-advisory agreement with Barnett Capital, and under the Investment Company Act of 1940 (the "1940 Act"), the Holding Company Merger might result in the automatic and immediate termination of each agreement. See "Information Relating to Proposal 1 -- Approval of the Interim Agreements."

     To ensure that these potential automatic terminations would not disrupt the investment advisory and sub-advisory services provided to the Emerald Funds, Emerald, Barnett Capital and Brandes obtained an exemptive order from the SEC (the "Order") permitting Barnett Capital to continue to act as investment adviser to the Emerald Funds, and Brandes to continue to act as investment sub-adviser to the Emerald International Equity Fund, under the Interim Agreements. In accordance with the Order, the Interim Agreements are subject to ratification and approval by the shareholders of the Emerald Funds at a meeting to be held within 120 days of January 9, 1998 (the "Interim Period"), or no later than May 9, 1998.

     The Trustees of Emerald propose that the shareholders of each Emerald Fund ratify and approve an Interim Advisory Agreement, and that shareholders of the Emerald International Equity Fund ratify and approve the Interim Sub-Advisory Agreement. The advisory and sub-advisory fee rates payable under the Interim Agreements are identical to those under the corresponding former agreements. Pending ratification and approval of the Interim Agreements, all fees payable to Barnett Capital and Brandes are being held in escrow. The fees escrowed for a particular Emerald Fund will be received by Barnett Capital and Brandes only if the Interim Advisory Agreement for the relevant Fund and (for the International Equity Fund) the Interim Sub-Advisory Agreement, are ratified and approved by the Fund's shareholders. See "Information Relating to Proposal 1 -- Approval of the Interim Agreements -- Approval of Emerald's Board of Trustees."


     If the Interim Agreements are ratified and approved by a Fund's shareholders and the Reorganization of that Fund is approved and consummated, the Interim Agreements will remain in effect through the consummation of the Reorganization. If the Interim Agreements are ratified and approved by a Fund's shareholders and the Reorganization of that Fund is not approved or consummated, the Interim Agreements will remain in effect until November 30, 1998, and thereafter, for so long as the Board of Trustees of Emerald continues to renew and approve such agreements at least annually. If an Interim Agreement for an Emerald Fund is not ratified and approved by that Fund's shareholders, the fees held in escrow with respect to that Fund will be returned to the Fund, and Emerald's Board of Trustees will consider what actions should be taken with respect to management of the assets of that Fund until new investment advisory arrangements are approved by the Fund's shareholders.

     Emerald Board Consideration. A meeting of the Board of Trustees of Emerald was held on November 13-14, 1997, at which time the Holding Company Merger and its implications for the Emerald Funds were discussed. The Board met again on December 8, 1997, and, after a full evaluation unanimously approved the Interim Agreements. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF EACH EMERALD FUND APPROVE THE INTERIM ADVISORY AGREEMENTS AND THAT SHAREHOLDERS OF THE EMERALD INTERNATIONAL EQUITY FUND APPROVE THE INTERIM SUB-ADVISORY AGREEMENT.

     At the December 8, 1997 meeting, the Board determined that payment of the advisory fees to be earned during the Interim Period by Barnett Capital under the Interim Advisory Agreements and by Brandes under the Interim Sub-Advisory Agreement would be fair, based on the fact that (1) the fees payable under these Interim Agreements, and the services to be provided therefor, would be unchanged from the fees payable under the former investment advisory agreements and investment sub-advisory agreement, (2) the fees will be maintained in an interest-bearing escrow account until payment is approved or disapproved by shareholders of a particular Emerald Fund, and (3) the nonpayment of fees earned during that period would constitute an extreme inequity to Barnett Capital and Brandes in view of the substantial services to be provided by Barnett Capital to the Emerald Funds, and by Brandes to the Emerald International Equity Fund, and the expenses incurred in connection with such provision of services, under the Interim Agreements.


PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION AGREEMENT

     Proposed Reorganization. The Reorganization Agreement provides for: (1) the transfer of all of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement, which is attached hereto as Appendix
II) of each Emerald Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund; and (2) the distribution of Nations Fund Shares to the shareholders of the Emerald Funds in liquidation of the Emerald Funds. The Reorganization is subject to a number of conditions with respect to each Emerald Fund, including Emerald Fund shareholder approval. As noted above, the Reorganization Agreement also contemplates the reorganization of Emerald into the Nations Funds Family, so a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Emerald into the Nations Funds Family. Following the reorganization of all series of Emerald, Emerald will wind up its affairs and deregister as an investment company under the 1940 Act. It is possible that a majority of an Emerald Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Emerald series voting does not approve the reorganization of Emerald. In such a case, the Board of Trustees will contemplate what further action is appropriate.

     As a result of the proposed Reorganization, an Emerald Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Closing(s) (as defined in the Reorganization Agreement), Shares of the designated classes of the corresponding Nations Fund having a total dollar value equal to the total dollar value of the shares of the Emerald Fund that the shareholder held immediately before the Closing(s). The exchange of each Emerald Fund's Fund Assets and Liabilities is expected to occur in May 1998, or such later date as may be determined pursuant to the Reorganization Agreement.

     Overview of Emerald and Nations. The investment objective, policies and restrictions of the Emerald International Equity Fund are substantially identical to those of the corresponding Nations International Value Fund because it is being created as a new "shell" fund to continue the business of the Emerald International Equity Fund. The investment objectives, policies and restrictions of the other Emerald Funds are, in general, substantially similar to those of their corresponding Nations Fund. There are, however, differences. For example, the Emerald U.S. Government Securities Fund expects to maintain a dollar-weighted average portfolio maturity of between five and ten years, while the corresponding Nations Government Securities Fund expects to maintain a maturity of between three and ten years, with an expected duration in the range of 3.5 to 6 years. In addition, while the Emerald U.S. Government Securities Fund is limited to investing in U.S. Government obligations, the Nations Government Securities Fund is permitted, under its investment policies, to invest up to 35% of its assets in corporate debt obligations, dollar denominated debt obligations of foreign issuers, and money market instruments and mortgage-backed securities of private issuers. Additionally, while the Emerald Small Capitalization Fund may invest up to 25% of its assets in securities of foreign issuers, the corresponding Nations Small Company Growth Fund intends to limit such investments to 5% of total assets. Additionally, while the Emerald Treasury Fund, Nations Treasury Fund may invest up to 25% of its total assets in obligations that are issued by banks. For additional information, see "Comparison of Emerald and Nations -- Investment Objectives and Policies" and Appendix IV to this Proxy/Prospectus.

     NationsBanc Advisors, Inc. ("NBAI") currently serves as the investment adviser to the Nations Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") currently serves as investment sub-adviser to the Nations Funds. The Emerald

Funds and Nations Funds have a different administrator, distributor, transfer agent, independent auditor and accountants and different trustees/directors. See "Comparison of Emerald and Nations -- Investment Advisers and Other Service Providers."

     Table III, under "Comparison of Emerald and Nations -- Investment Advisers and Other Service Providers," shows the current annualized per share total operating expense ratios for each class of each Emerald Fund along with the pro forma total operating expenses ratios that could be expected for each designated class of shares of the corresponding Nations Fund after the Reorganization. Appendix III to this Proxy/Prospectus provides additional information about the fees and expenses for each of the Emerald Funds and the corresponding Nations Funds. As shown in Table III and Appendix III, Institutional shareholders of the Emerald International Equity Fund and the Emerald U.S. Government Securities Fund will experience an increase these in total operating expense ratios (after voluntary waivers) as a result of the reorganization. As shown in Appendix III, shareholders of the Emerald U.S. Government Securities Fund will experience an increase in advisory fees (after voluntary waivers), although a reduction in other fees for Retail Class shareholders will mean a reduction in the total operating expense ratio for that class.

     Nations International Value Fund, Nations Small Company Growth Fund and Nations Government Securities Fund will each issue two classes of Shares in the
Reorganization: Investor A Shares and Primary A Shares. Nations Prime Fund and Nations Treasury Fund will each issue three classes of Shares in the
Reorganization: Daily Shares, Investor A Shares and Primary A Shares. See "Comparison of Emerald and Nations -- Share Structure."

     The purchase, redemption, dividend and other policies and procedures of the Emerald Funds and the Nations Funds are generally similar. See "Comparison of Emerald and Nations -- Shareholder Transactions and Services" and Appendix V to this Proxy/Prospectus. Similarly, the Nations Funds share classes being issued in the Reorganization and Emerald Funds are sold at net asset value per share, with no front-end or contingent deferred sales load. No front-end or contingent deferred sales load will be imposed on any of the shareholders of Emerald Funds in connection with the Reorganization.

     Federal Income Tax Consequences. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Emerald Funds, the Nations Funds or their respective shareholders. The sale of securities by the Emerald Funds prior to the Closing(s), whether in the ordinary course of business or in anticipation of the Closing(s), could result in a taxable capital gains distribution prior to the Closing(s). See "Information Relating to Proposal 2 -- Approval of the Reorganization Agreement-Federal Income Tax Considerations" for additional information.

     Nations and Emerald Board Consideration. In considering the Reorganization Agreement, the Board of Directors of Nations, including the non-interested Directors thereof, were advised by legal counsel, as well as separate legal counsel, as to their fiduciary duties under the 1940 Act and the required determinations that the Board should make under the 1940 Act in connection with the Reorganization. After considering relevant factors, the Nations Board, on behalf of the Nations Funds, including a majority of the non-interested Directors, found that participation in the Reorganization, as contemplated by the Reorganization Agreement, is in the best interests of the Nations Funds and that the interests of the shareholders of the Nations Funds will not be diluted as a result of the Reorganization.

     In reviewing the proposed Reorganization, the Board of Trustees of Emerald considered the potential impact of the Reorganization on its shareholders, including (1) the terms and conditions of the Reorganization Agreement, including provisions intended to avoid the dilution of shareholder interests;
(2) the capabilities, practices and resources of the organizations that provide investment advisory and certain other services to the Nations Funds, and the terms on which these services are provided; (3) the shareholder services provided to Emerald shareholders, compared with the shareholder services provided to Nations shareholders; (4) the investment objectives, policies and limitations of the Emerald Funds and the Nations Funds; (5) the historical investment performance of the Emerald Funds and the Nations Funds; (6) the historical and projected operating expenses of the Emerald Funds and the Nations Funds; and (7) the anticipated tax consequences of the Reorganization. See "Information Relating to Proposal 2 -- Approval of the Proposed Reorganization -- Emerald Board Consideration."

     Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Emerald, including all of the non-interested members of the Board, have determined that the proposed Reorganization is in the best interests of the shareholders of each class of each Emerald Fund, and that the interests of such shareholders will not be diluted as a result of the Reorganization. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT EACH EMERALD FUND'S SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

     Principal Risk Factors. Because of the general similarities of the investment objectives, policies and restrictions of the Emerald Funds and their corresponding Nations Funds, an investment in a Nations Fund involves risks that are similar to those of the corresponding Emerald Fund. These investment risks, in general, are those typically associated with investing in a portfolio of small capitalization common stocks in the case of the Emerald Small Capitalization Fund and Nations Small Company Growth Fund, a portfolio of fixed-income securities in the case of the Emerald U.S. Government Securities Fund and Nations Government Securities Fund and portfolios of high quality, short-term money market instruments in the case of the Emerald Prime Fund and Nations Prime Fund and the Emerald Treasury Fund and Nations Treasury Fund.

     The principal risks associated with the Nations Small Company Growth Fund (and its corresponding Emerald Small Capitalization Fund) are those associated with investments in common stocks and other equity securities, which are generally stock market risks. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Proxy/Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue. In addition, the companies in which each Fund invests typically pay low or no dividends, have smaller market capitalizations, have less market liquidity, have no or relatively short operating histories, have aggressive capital structures, including high debt levels, and have net asset values that tend to fluctuate more than other funds. The capitalization range of the companies whose stock is purchased by the Nations Small Company Growth Fund is smaller than that of the companies whose stock is purchased by the Emerald Small Capitalization Fund.

     An investment in the Nations Government Securities Fund (and its corresponding Emerald U.S. Government Securities Fund) involves risks typically associated with investing in a portfolio of fixed-income securities, including principally the risk that the value of that security will tend to decline when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. For example, because the average weighted maturity of the Nations Government Securities Fund can be less than that of the Emerald U.S. Government Securities Fund, the share price of the Emerald Fund may fluctuate more in response to interest rate changes than that of the Nations Fund. In addition, because the Nations Government Securities Fund is permitted to invest a portion of its assets in corporate debt and other non-U.S. Government obligations, it may be subject to credit risks that Emerald U.S. Government Securities Fund is not subject to.

     An investment in the Nations Prime Fund (and its corresponding Emerald Prime Fund) and in the Nations Treasury Fund (and its corresponding Emerald Treasury Fund) involve risks typically associated with investing in a portfolio of high quality, short-term money market instruments. These money market funds attempt to maintain a stable net asset value of $1.00, although there is no assurance that they will be able to do so. Additionally, unlike the Emerald Treasury Fund, Nations Treasury Fund may invest up to 25% of its total assets in obligations that are issued by banks. Additionally, while the Emerald Treasury Fund and Emerald Prime Fund, and the corresponding Nations Treasury Fund and Nations Prime Fund may invest in instruments backed by the full faith and credit of the U.S. Government, shares of none of these Funds are themselves issued or guaranteed by the U.S. Government or any of its agencies.

     Because the Nations International Value Fund is being created to continue the operations of the Emerald International Equity Fund, the risks involved in an investment in each Fund are substantially identical.

     Voting Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Emerald's Board of Trustees at the Meeting. Only shareholders of record at the close of business on March 12, 1998 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Emerald a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

     Management Discussion and Analysis. A discussion of NBAI's management of the Nations Funds (except Nations International Value Fund, Nations Treasury Fund and Nations Prime Fund) and an analysis of their performance can be found at Appendix VI to this Proxy/Prospectus.

   INFORMATION RELATING TO PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS

     The Merger of Barnett Banks, Inc. into NB Holdings Corporation. On January 9, 1998, Barnett Banks, Inc. merged into NB Holdings Corporation, a wholly-owned subsidiary of NationsBank Corporation. As a result of this Holding Company Merger, Barnett Capital became a wholly-owned subsidiary of NationsBank Corporation. Barnett Capital and Emerald considered the effect that the Holding Company Merger would have on Emerald, and the possibility that under the terms of the Emerald Funds' investment advisory agreements and the Emerald International Equity Fund's investment sub-advisory agreement, and under the 1940 Act, the Holding Company Merger might result in the automatic and immediate termination of those agreements.

     Prior to the Holding Company Merger, Barnett Capital served as investment adviser to the Emerald Funds pursuant to two separate investment advisory agreements. The prior investment advisory agreement with respect to the Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund, originally dated June 28, 1991 (and subsequently amended), was approved by the shareholders of the Emerald U.S. Government Securities Fund on October 16, 1992 for the purpose of complying with certain conditions imposed by the 1940 Act as well as by the SEC at that time, by the sole shareholder of the Emerald Small Capitalization Fund on January 3, 1994 prior to that Fund's initial public offering, and by the shareholders of the Emerald International Equity Fund on August 19, 1996 prior to that Fund's initial public offering, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under the agreement, Barnett Capital was entitled to receive advisory fees at the annual rates of 1.00% of the average net assets of the Emerald International Equity Fund, 1.00% of the average net assets of the Emerald Small Capitalization Fund and 0.40% of the average net assets of the Emerald U.S. Government Securities Fund. For the fiscal year ended November 30, 1997, Barnett Capital received advisory fees at the effective annual rates of 1.00%, 1.00% and .40% of the average net assets of the Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund, respectively, representing $400,141 with respect to the Emerald International Equity Fund, $1,549,153 with respect to the Emerald Small Capitalization Fund and $265,439 with respect to the Emerald U.S. Government Securities Fund.

     The prior investment advisory agreement with respect to the Emerald Prime Fund and Emerald Treasury Fund, dated December 7, 1988, was last approved by shareholders of the Funds on April 21, 1989 for the purpose of complying with certain conditions imposed by the 1940 Act as well as by the SEC at that time, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under the agreement, Barnett Capital was entitled to receive advisory fees at the annual rate of 0.25% of each Fund's average net assets. The advisory fees payable to Barnett Capital were not subject to reduction as the assets of the Emerald Prime Fund and Emerald Treasury Fund increased. However, Barnett Capital reduced its rate of advisory fees for each Fund to the following rates:
0.25% of the first $600 million of each Fund's net assets; 0.23% of each Fund's net assets over $600 million but not exceeding $1 billion; 0.21% of the next $1 billion of each Fund's net assets; and 0.19% of each Fund's net assets over $2 billion. For the fiscal year ended November 30, 1997, Barnett Capital received advisory fees (after waivers) at the effective annual rates of 0.22% and 0.24% of the average net assets of the Emerald Prime Fund and Emerald Treasury Fund, respectively, representing $4,946,560 with respect to the Emerald Prime Fund and $2,246,028 with respect to the Emerald Treasury Fund.

     The prior investment sub-advisory agreement with respect to the Emerald International Equity Fund, dated August 19, 1996, was approved by shareholders of the Fund on August 19, 1996 prior to the Fund's initial public offering, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under the agreement, Brandes was entitled to receive sub-advisory fees from Barnett Capital at the annual rate of 0.50% of the Emerald International Equity Fund's average net assets. For the fiscal year ended November 30, 1997, Brandes received sub-advisory fees at the effective annual rate of 0.50% of the Emerald International Equity Fund's average net assets, representing $200,070.

     To ensure that the Holding Company Merger would not disrupt the investment advisory and sub-advisory services provided to the Emerald Funds, Emerald, Barnett Capital and Brandes obtained an exemptive Order from the SEC permitting Barnett Capital and Brandes to continue to act as investment adviser and sub-adviser, respectively, through the Interim Period, but prior to obtaining the approval of the Interim Advisory Agreements by the shareholders of the Emerald Funds and approval of the Interim Sub-Advisory Agreement by the shareholders of the Emerald International Equity Fund. The Order also permits Barnett Capital and Brandes to receive fees for the Interim Period from each Emerald Fund, subject to approval by the Emerald Fund shareholders entitled to vote at a meeting to be held during the Interim Period. In applying for the Order, Barnett Capital agreed to take steps to ensure that the scope and quality of the investment advisory services will be the same during the Interim Period as previously provided to the Emerald Funds.

     The Interim Advisory Agreements and Interim Sub-Advisory Agreement. The terms and conditions of the Interim Advisory Agreements and Interim Sub-Advisory Agreement are the same as those of the prior investment advisory agreements between Emerald and Barnett Capital, and investment sub-advisory agreement between Barnett Capital and Brandes, respectively, except for provisions relating to (1) the effective date (January 9, 1998), (2) the termination date (May 19, 1998 if the particular agreement is not approved by shareholders or November 30, 1998 if the agreement is approved by shareholders) and (3) certain escrow provisions, that are described above.

     Under the Interim Advisory Agreements, Barnett is responsible for providing a continuous investment program for each Emerald Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Emerald Funds, and is responsible for determining what securities and other investments will be purchased, retained or sold by each of the Funds and for maintaining all books and records with respect to each Fund's securities transactions.

     With respect to the Emerald International Equity Fund, some of Barnett Capital's responsibilities under the Interim Advisory Agreement are performed by a sub-adviser. Subject to the oversight and supervision of Barnett Capital and the Emerald Board of Trustees, Brandes provides a continuous investment program for the Emerald International Equity Fund, including investment management and research with respect to all securities and investments, except for cash balances which are managed by Barnett Capital. Brandes provides sub-advisory services to the Emerald International Equity Fund in accordance with investment criteria and policies established from time to time by Barnett Capital and the Fund's investment objective, policies and restrictions.

     The Interim Agreements also include provisions relating to other matters, such as portfolio trading practices, expenses and standard of care. For example, the Interim Agreements provide that in executing portfolio transactions and selecting brokers or dealers, Barnett Capital and Brandes are to seek the best overall terms available, and that investment decisions for the Emerald Funds are to be made independently from those for other investment companies and accounts managed by Barnett Capital and Brandes. Such other investment companies and accounts may, however, invest in the same securities as the Emerald Funds. In such cases, simultaneous transactions are inevitable. Under the Interim Agreements, Barnett Capital and Brandes may aggregate, to the extent permitted by law, the securities to be sold or purchased for the Emerald Funds with those to be sold or purchased by other investment companies or accounts in executing transactions. In addition, the Interim Agreements provide that to the extent the purchase or sale of securities or other investments of the same issuer may be deemed to be suitable for two or more accounts managed by Barnett Capital or Brandes, the available securities or investments may be allocated in a manner believed by Barnett Capital or Brandes to be equitable to each account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.

     Although expected to be infrequent, Barnett Capital and Brandes are allowed under the Interim Agreements to consider the amount of Emerald Fund shares sold by broker-dealers and others (including those who may be connected with Barnett Capital or Brandes) in allocating orders for purchases and sales of portfolio securities. This allocation may involve the payment of brokerage commissions or dealer concessions. Barnett Capital and Brandes will not engage in this practice unless the execution capability of, and the amount received by, such broker-dealer or other company is believed to be comparable to what another qualified firm could offer. Portfolio securities may not be purchased from or sold to Barnett Capital, Brandes, the Emerald Funds' distributor, or any affiliated person of any of them or Emerald, acting as principal in the transaction, except as permitted by the SEC.

     The Interim Agreements provide that Barnett Capital and Brandes will pay all expenses incurred by them in connection with their activities under the respective Agreements other than the cost of securities and other investments (including brokerage commissions and other transaction costs, if any) purchased or sold for the Emerald Funds.

     The Interim Agreements provide that Barnett Capital and Brandes will not be liable for any error of judgment or mistake of law or for any loss suffered by the Emerald Funds in connection with the performance of the respective Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or loss resulting from willful misfeasance, bad faith or negligence on their part in the performance of their duties or from reckless disregard by them of their obligations and duties thereunder.

     Each Interim Agreement provides that, if approved by the shareholders of an Emerald Fund, the Interim Agreement will continue in effect with respect to that Fund until November 30, 1998. Thereafter, the Interim Agreements will continue in effect with respect to that Fund for successive annual periods, provided that its continuance is approved at least annually (1) by the vote of a majority of those members of Emerald's Board of Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of any party to the Agreement cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund.

     Each Interim Agreement will terminate automatically in the event of its assignment or, with respect to the Interim Sub-Advisory Agreement, upon termination of Barnett Capital's Interim Advisory Agreement with respect to the Emerald International Equity Fund. Each Interim Agreement also provides that it is terminable with respect to any Emerald Fund, without payment of any penalty, by Emerald (by vote of Emerald's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund), by Barnett Capital or, in the case of the Interim Sub-Advisory Agreement, by Barnett Capital or Brandes on 60 days' written notice.

     The Interim Advisory Agreement with respect to the Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund permits Barnett Capital (subject to any shareholder approval required by law) to retain a sub-adviser in connection with the performance of its advisory services, as stated above. Except with respect to the Emerald International Equity Fund for which Barnett Capital has retained a sub-adviser as described above, Barnett Capital intends to provide all of the services stated in the Interim Advisory Agreements. In addition, the Interim Advisory Agreement with respect to the Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund expressly permits the Interim Advisory Agreement to be amended with respect to the Emerald International Equity Fund without shareholder approval to the extent allowed by the 1940 Act.

     The advisory fees payable by each Emerald Fund under the Interim Advisory Agreements, as described above, are the separate obligation of that particular Fund (and not the joint obligation of all Emerald Funds). Sub-advisory fees payable to Brandes with respect to the Emerald International Equity Fund are paid by Barnett Capital and not by the Fund.

     Information Regarding Barnett Capital and Brandes. Prior to the Holding Company Merger, Barnett Capital was a wholly owned subsidiary of Barnett Bank, N.A. which, in turn, was a wholly-owned subsidiary of Barnett Banks, Inc., which was a publicly held bank holding company located in Jacksonville, Florida. Upon consummation of the Holding Company Merger, Barnett Capital became a wholly-owned subsidiary of NB Holdings Corporation which, in turn is a wholly owned subsidiary of NationsBank Corporation. As of February 15, 1998, no person owned beneficially or of record 10% or more of any class of issued and outstanding voting securities of NationsBank Corporation.

     Barnett Capital is organized as a corporation under the laws of the State of Florida and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. In addition to serving as investment adviser to the Emerald Funds, Barnett Capital acts as investment adviser to individuals, trusts, estates and institutions and as investment adviser to Emerald's other investment portfolios, including the Emerald Prime Advantage Institutional, Emerald Treasury Advantage Institutional and Emerald Tax-Exempt Funds, three other money market portfolios whose net assets at March 12, 1998 were $127,826,813, $146,851,435 and $187,328,126, respectively. Under the terms of the investment advisory agreements relating to these portfolios, Barnett Capital is entitled to an advisory fee at the annual rate of 0.10% of the average net assets of each of the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund and at the annual rate of 0.25% of the average net assets of the Emerald Tax-Exempt Fund. Barnett Capital has agreed to pay the Emerald Tax-Exempt Fund's sub-adviser a sub-advisory fee at the annual rate of 0.15% of the portfolio's net assets. Emerald has been advised that, until further notice, Barnett Capital will voluntarily waive all advisory fees with respect to the Emerald Tax-Exempt Fund in excess of the sub-advisory fees payable by it to the Fund's sub-adviser.

     As of on March 12, 1998, Barnett Capital had approximately $11 billion of assets under management. Barnett Capital's principal offices are located at 9000 Southside Boulevard, Building 100, Jacksonville, Florida 32256. The name and principal occupation of the principal executive officer and each director of Barnett Capital as of March 12, 1998 were as follows: Jack A. Ablin, Director, President and Chief Executive Officer; Holly D. Deem, Director; Martin E. Galt, III, Director; and Richard S. Gershin, Director and Edward J. Stark, Secretary; and Jill B. Stewart, Treasurer. All of the above persons may be reached c/o Barnett Capital Advisers, Inc., 9000 Southside Boulevard, Building 100, Jacksonville, Florida 32256.

     Brandes is organized as a California limited partnership and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. In addition to serving as sub-adviser to the Emerald International Equity Fund, Brandes also serves as investment adviser or sub-adviser to the following U.S. registered investment companies that have similar investment objectives:
Brandes Institutional International Equity Fund, the Northstar International Value Fund and the Northstar Variable Trust International Value Portfolio which, as of March 12, 1998, had net assets equal to $112,642,942, $272,553,205 and $7,332,045, respectively. Under the terms of the investment advisory agreement for the Brandes Institutional International Equity Fund, Brandes receives a management fee at the annual rate of 1.00% of the average net assets of the fund.

Under the terms of the sub-investment advisory agreement for the Northstar International Value Fund and the Northstar Variable Trust International Value Portfolio, Brandes receives a sub-advisory fee equal to 50% of the management fee received by each fund's investment adviser, Northstar Investment Management Corporation ("Northstar"). The Northstar International Value Fund and the Northstar Variable Trust International Value Portfolio each currently pays Northstar a management fee of 1.00% of the average net assets of the respective fund.

     As of March 12, 1998, Brandes had approximately $18 billion in assets under management. Brandes' principal offices are located at 12750 High Bluff Drive, San Diego, California 92130. Brandes Investment Partners, Inc. owns a controlling interest in Brandes and serves as its General Partner. Charles Brandes is the controlling shareholder of Brandes Investment Partners, Inc. Brandes Investment Partners, Inc. and Charles Brandes may be reached c/o Brandes Investment Partners, L.P., 12750 High Bluff Drive, San Diego, California 92130.

     At the time of their approval of the Interim Advisory Agreements, three of the six members of Emerald's Board of Trustees were considered to be "interested" Trustees within the meaning of the 1940 Act for the following reasons. Marshall M. Criser, Chairman of the Emerald Board of Trustees, was a director of Barnett Banks, Inc., owned shares of Barnett Banks, Inc. and maintained money market deposit accounts with a Barnett Banks, Inc. banking subsidiary, and is currently of counsel (and was formerly a shareholder) of a law firm which has represented Barnett Capital and its affiliates within the preceding two years. John G. Grimsley, Emerald's President and a member of the Board, is a partner of a law firm which has represented Barnett Capital and its affiliates within the preceding two years and also owned shares of Barnett Banks, Inc. Albert D. Ernest, Jr., a member of the Board, owned shares of Barnett Banks, Inc.

     Payments to Barnett Capital or Brandes Affiliates. During the fiscal year ended November 30, 1997, affiliates of Barnett Capital have received fees pursuant to certain distribution and/or shareholder servicing plans that have been in effect during such year. The table below sets forth the amounts of payments made to such affiliates by the Emerald Funds under these plans. All of these payments were borne by the Emerald Funds' Retail and Service Shares.




                                                                Shareholder
Emerald Fund                               Distribution Fees   Servicing Fees
----------------------------------------- ------------------- ---------------
         International Equity Fund ......          5,110             5,110
         Prime Fund .....................      1,431,752         5,114,171
         Small Capitalization Fund ......         25,290            27,714
         Treasury Fund ..................        170,835         2,050,888
         U.S. Government Securities Fund          51,022            54,946

     During the fiscal year ended November 30, 1997, the Emerald Funds paid no distribution or shareholder servicing fees to affiliates of Brandes.

     Affiliated Broker Commissions. During the fiscal year ended November 30, 1997, the Emerald Funds paid no brokerage commissions in connection with purchases and sales of portfolio securities to any party that would be treated as an affiliated broker as defined in Item 22(a)(1)(ii) of Schedule 14A under the Securities Exchange Act of 1934.

     For the services provided and expenses assumed pursuant to the Interim Advisory Agreements, Barnett Capital is entitled to fees from the Emerald Funds which, as noted above, range from 0.25% to 1.00% of the average daily net assets of a particular Emerald Fund. Barnett Capital, under the Interim Sub-Advisory Agreement, pays Brandes a fee equal to 0.50% of the Emerald International Equity Fund's average daily net assets. However, pending ratification and approval of the Interim Agreements, all fees payable to Barnett Capital and Brandes under the Interim Agreements are being held in escrow. These escrowed fees will be received by Barnett Capital and Brandes only if the respective Interim Agreements are ratified and approved by Emerald Fund shareholders entitled to vote. The fees payable to Barnett Capital are not subject to reduction as the value of each Fund's net assets increases. From time to time, however, Barnett Capital and/or Brandes may waive fees or reimburse the Emerald Funds for expenses voluntarily, although there is no guarantee that such waivers or reimbursements would continue.

     Approval of Emerald's Board of Trustees. At a meeting on December 8, 1997, the Emerald Board of Trustees, including all of the Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of Emerald (other than as Trustees), Barnett Capital, Brandes or NationsBank, N.A. ("NationsBank"), approved the Interim Advisory Agreements and Interim Sub-Advisory Agreement, which became effective upon the consummation of the Holding Company Merger on January 9, 1998. In considering whether to approve the Interim Agreements and to submit such agreements to shareholders for their approval, the Board of Trustees considered the following factors: (1) Barnett Capital's representations that it would provide investment advisory services and other services to the Emerald Funds of a scope and quality at least equivalent, in the Board's judgment, to the scope and quality of services previously provided to the Emerald Funds; (2) the identical terms and conditions contained in the Interim Agreements as compared to the prior investment advisory agreements and investment sub-advisory agreement; and (3) Barnett Capital's representation that in the event of any material change in personnel providing services under the Interim Agreements during the Interim Period, the Board of Trustees of Emerald would be consulted for the purpose of assuring themselves that the services provided would not be diminished in scope or quality. Additionally, the Trustees considered the benefits that would be obtained by the Emerald Funds in maintaining continuity in investment advisory services for the Funds during the Interim Period, and determined that continuity was advantageous to the Funds as it would serve to minimize uncertainty and confusion, and would minimize any potential disruption resulting from the Holding Company Merger in the advisory services provided to the Emerald Funds.

     Based upon the foregoing factors, which were considered material by the Emerald Board of Trustees, the Trustees concluded that approval of the Interim Agreements was in the best interests of the Emerald Fund shareholders and Emerald. The Board of Trustees further concluded that payment of the fees under the Interim Agreements would be appropriate and fair considering that: (1) the fees that are payable under the Interim Agreements, and the services to be provided therefor, would be unchanged from the fees payable under the former agreements, (2) the fees will be maintained in an interest-bearing escrow account until payment is approved or disapproved by shareholders of a particular Emerald Fund, and (3) the nonpayment of fees earned during that period would constitute an extreme inequity to Barnett Capital and Brandes in view of the substantial services provided by Barnett Capital to the Emerald Funds and by Brandes to the Emerald International Equity Fund during the Interim Period, and the expenses incurred in connection with such provision of services, under the Interim Agreements.

     With respect to the approval of the Interim Advisory Agreements, each Emerald Fund will vote separately. With respect to the approval of the Interim Sub-Advisory Agreement, the Emerald International Equity Fund will vote separately. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT EACH EMERALD FUND'S SHAREHOLDERS RATIFY AND APPROVE AN INTERIM ADVISORY AGREEMENT, AND THAT SHAREHOLDERS OF THE EMERALD INTERNATIONAL EQUITY FUND RATIFY AND APPROVE THE INTERIM SUB-ADVISORY AGREEMENT, FOR THE PERIOD COMMENCING JANUARY 9, 1998.

                    INFORMATION RELATING TO PROPOSAL 2 --
                   APPROVAL OF THE REORGANIZATION AGREEMENT

     The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix II to this Proxy/Prospectus.

     Description of the Reorganization Agreement. The Reorganization Agreement provides that at the Closing(s) the Fund Assets and Liabilities of the Emerald Funds will be transferred to Nations, as shown in Table I (see page 2 of this Proxy/ Prospectus), in exchange for full and fractional Shares of the designated classes of the corresponding Nations Funds.

     The Shares issued by each Nations Fund in the Reorganization will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Emerald Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Emerald Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Emerald Fund. Each shareholder owning shares of a particular Emerald Fund at the Closing will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on Emerald Fund shares. Nations will establish an account for each former shareholder of the Emerald Funds reflecting the appropriate number of Nations Fund Shares distributed to that shareholder. These accounts will be substantially identical to the accounts currently maintained by Emerald for each shareholder. Shares of the Nations Funds are in uncertificated form.

     As indicated above, Emerald shareholders of those series of Emerald not part of this Proxy/Prospectus are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those series of Emerald into designated classes of corresponding portfolios of Nations Fund Trust and Nations Institutional Reserves -- other registered investment companies in the Nations Funds Family. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other series of Emerald are approved by a majority of all series of Emerald voting in the aggregate and the reorganizations contemplated thereon are consummated, Emerald will have transferred all of its assets and liabilities as of the Closing(s), and all outstanding shares of the Emerald Funds will be redeemed and canceled in exchange for Shares of the Nations Funds distributed, and Emerald will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act. Emerald would permanently close its stock transfer books as of the close of business on the business day immediately preceding the Closing(s). Exchange or redemption requests received after that time will be deemed to be exchange or redemption requests for Shares of the Nations Funds.

     The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Emerald shareholders at the Meeting; approval by a majority of all series of Emerald voting in the aggregate of the reorganization of Emerald; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Emerald that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from the independent auditors and accountants of Emerald and Nations, respectively, regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. The Reorganization Agreement also provides that if the difference between the per share net asset value of an Emerald Fund that is a money market fund and its corresponding Nations Fund equals or exceeds $.0025 at the close of business on the day preceding the time at which the Reorganization is to be effective, as computed using the market values of each such Funds' assets, either party may postpone the Closing with respect to such Fund until such time as the per share difference is less than $.0025.

     The Reorganization Agreement provides that Emerald and Nations will each be responsible for its own expenses in connection with the Reorganization. However, NBAI has agreed to assume all ordinary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Emerald and Nations, or by either Nations or Emerald under certain conditions; and that officers of Nations and of Emerald may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations Fund to be issued to the shareholders of any Emerald Fund without obtaining the Emerald Fund shareholders' further approval.

     Emerald Board Consideration. At meetings held on November 13-14, 1997 and December 8, 1997, the Emerald Board of Trustees was advised that Barnett Capital and NBAI were considering the possibility of recommending a consolidation of Emerald with the Nations Funds Family following the Holding Company Merger. The Emerald Board then met again on January 15, 1998 and on February 12, 1998 to consider a reorganization proposal by NBAI and its affiliates. In preparation for the meetings, the Trustees were provided with information about the Reorganization, the Nations Funds and NationsBank. These materials summarized the principal features of the Reorganization including the intention that the Reorganization be consummated on a tax-free basis for each Fund and its shareholders. In addition, the Emerald Trustees received comparative information for the Emerald Funds and their corresponding Nations Funds, as well as information about NationsBank and its investment advisory organizations, including information regarding those individuals with responsibility for each Nations Fund.

     The proposal that the Emerald Funds be reorganized into the Nations Funds as set forth in the Reorganization Agreement, including the contemplation that Emerald would be reorganized into the Nations Funds Family, was unanimously approved by the Board of Trustees on February 12, 1998.

     During its deliberations, Emerald's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Emerald Funds; (2) the capabilities, practices and resources of NBAI and Nations' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Emerald Funds and industry peer groups; (4) the expected cost-savings for certain of the Emerald Funds, including Emerald funds not part of this Proxy/Prospectus, as a result of the reorganization of Emerald; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Emerald Funds; (6) the historical investment performance records of the Emerald Fund moving into operating Nations Funds, and the investment performance record of the Nations Funds relative to peer groups; (7) the shareholder services offered by Nations;
(8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Emerald's shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Emerald Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the resolution of matters relating to the termination of Emerald's administration and transfer agency agreements without cost to Emerald; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance operational efficiencies and focus with respect to the mutual funds advised by NBAI.

     In connection with the foregoing, Emerald's Board of Trustees noted that the management of the Nations Funds Family had undertaken to create two new funds that have the same investment objective and policies similar to those of their corresponding Emerald Fund, including Nations International Value Fund. Emerald's Board of Trustees also noted that NBAI would assume all ordinary expenses associated with the Reorganization. With respect to each Nations Fund, Emerald's Trustees further noted that the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers, would be equal to or lower than those of the corresponding Emerald Funds before the Reorganization with two exceptions. As shown in Appendix III, after voluntary waivers and reimbursements, the pro forma post-Reorganization per share total operating expense ratio for Primary A Shares of the Nations International Value Fund is expected to be 0.10% higher than the comparable ratio for Institutional Shares of the Emerald International Equity Fund, and the pro forma post-Reorganization per share total operating expense ratio for Primary A Shares of Nations Government Securities Fund is expected to be 0.16% higher than the comparable ratio for Institutional Shares of the Emerald U.S. Government Securities Fund. In considering the anticipated higher per share expense ratios for these share classes, the Trustees reviewed the information referred to above relating to the reasonableness of the investment advisory fees and other expenses paid by the Nations Funds. The Trustees also considered the benefits that were expected to result from the Reorganization, including the continuity of investment management services after the Reorganization by affiliates of NationsBank, Barnett's successor. In this regard, the Trustees noted that the Funds were an integral part of other trust and institutional services provided by NationsBank and its affiliates to their customers who have invested in the Funds.

     After consideration of the foregoing and other factors, the Emerald Trustees unanimously determined that the Reorganization is in the best interests of the shareholders of each class of each Emerald Fund, and that the interests of such shareholders will not be diluted as a result of the Reorganization.

     Capitalization. As proposed, the five Emerald Funds would be reorganized into the five corresponding Nations Funds. The following table sets forth, as of November 30, 1997: (1) the capitalization of each of the Emerald Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the pro forma capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization of the foregoing Emerald Funds. The capitalization of each Emerald Fund and Nations Fund is likely to be different at the Closing(s) as a result of daily share purchase and redemption activity in the Emerald Funds and Nations Funds as well as the effects of the other ongoing operations of the respective Funds prior to Closing(s).


                                   TABLE II
                   Capitalization (as of November 30, 1997)

     1. The table below reflects current and pro forma capitalization information for the combination of the Emerald International Equity Fund with the Nations International Value Fund.



                                                                                      Net Asset Value
                                                                                    -------------------
                                             Total Net Assets   Shares Outstanding       Per Share
                                            ------------------ -------------------- -------------------
Emerald International Equity Fund ......... $    4,259,331           324,510        $         13.13
                                                   (Retail)           (Retail)              (Retail)
                                               54,277,291           4,122,281       $         13.17
                                            (Institutional)    (Institutional)       (Institutional)
Nations International Value Fund ..........        N/A                 N/A                 N/A
                                            (Investor A)       (Investor A)         (Investor A)
                                                   N/A                 N/A                 N/A
                                            (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund ................... $    4,259,331           324,510        $         13.13
                                                (Retail/            (Retail/               (Retail/
                                               Investor A)         Investor A)         Investor A)
                                            $   54,277,291          4,122,281       $         13.17
                                             (Institutional/     (Institutional/    (Institutional/
                                               Primary A)          Primary A)          Primary A)

     2. The table below reflects current and pro forma capitalization information for the combination of the Emerald Prime Fund with the Nations Prime Fund.



                                                                            Net Asset Value
                                                                          -------------------
                                   Total Net Assets   Shares Outstanding       Per Share
                                  ------------------ -------------------- -------------------
Emerald Prime Fund .............. $  592,247,709         592,258,101      $          1.00
                                         (Retail)           (Retail)              (Retail)
                                  $  581,142,127         581,152,243      $          1.00
                                  (Institutional)    (Institutional)       (Institutional)
                                  $1,128,448,959        1,128,464,311     $          1.00
                                        (Service)          (Service)             (Service)
Nations Prime Fund .............. $   66,122,107         66,140,721       $          1.00
                                          (Daily)            (Daily)               (Daily)
                                  $3,568,740,552        3,569,367,453     $          1.00
                                  (Primary A)        (Primary A)          (Primary A)
                                  $1,570,477,320        1,570,753,197     $          1.00
                                  (Investor A)       (Investor A)         (Investor A)
Pro Forma Combined Fund ......... $  658,369,816         658,398,822      $          1.00
                                   (Retail/Daily)     (Retail/Daily)        (Retail/Daily)
                                  $4,149,882,679        4,150,519,696     $          1.00
                                   (Institutional/     (Institutional/    (Institutional/
                                     Primary A)          Primary A)          Primary A)
                                  $2,698,926,279        2,699,217,508     $          1.00
                                      (Service/           (Service/             (Service/
                                     Investor A)         Investor A)         Investor A)

     3. The table below reflects current and pro forma capitalization information for the combination of the Emerald Small Capitalization Fund with the Nations Small Company Growth Fund.



                                                                                      Net Asset Value
                                                                                    -------------------
                                             Total Net Assets   Shares Outstanding       Per Share
                                            ------------------ -------------------- -------------------
Emerald Small Capitalization Fund ......... $   14,062,510          1,096,636       $         12.82
                                                   (Retail)           (Retail)              (Retail)
                                            $  163,096,145         12,566,576       $         12.98
                                            (Institutional)    (Institutional)       (Institutional)
Nations Small Company Growth Fund ......... $    5,836,036           430,592        $         13.55
                                            (Investor A)       (Investor A)         (Investor A)
                                            $  131,258,337          9,654,410       $         13.60
                                            (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund ................... $   19,898,546          1,468,147       $         13.55
                                                (Retail/            (Retail/               (Retail/
                                               Investor A)         Investor A)         Investor A)
                                            $  294,354,482         21,650,578       $         13.60
                                             (Institutional/     (Institutional/    (Institutional/
                                               Primary A)          Primary A)          Primary A)

     4. The table below reflects current and pro forma capitalization information for the combination of the Emerald Treasury Fund with the Nations Treasury Fund.



                                                                            Net Asset Value
                                                                          -------------------
                                   Total Net Assets   Shares Outstanding       Per Share
                                  ------------------ -------------------- -------------------
Emerald Treasury Fund ........... $   58,716,503         58,751,937       $          1.00
                                         (Retail)           (Retail)              (Retail)
                                  $  290,575,858         290,742,444      $          1.00
                                  (Institutional)    (Institutional)       (Institutional)
                                  $  448,765,584         449,184,467      $          1.00
                                        (Service)          (Service)             (Service)
Nations Treasury Fund ........... $  196,450,255         196,462,335      $          1.00
                                          (Daily)            (Daily)               (Daily)
                                  $1,086,102,123        1,086,168,909     $          1.00
                                  (Primary A)        (Primary A)          (Primary A)
                                  $1,362,887,305        1,362,971,110     $          1.00
                                  (Investor A)       (Investor A)         (Investor A)
Pro Forma Combined Fund ......... $  255,166,758         255,214,272      $          1.00
                                   (Retail/Daily)     (Retail/Daily)        (Retail/Daily)
                                  $1,376,677,981        1,376,911,353     $          1.00
                                   (Institutional/     (Institutional/    (Institutional/
                                     Primary A)          Primary A)          Primary A)
                                  $1,811,652,889        1,812,155,577     $          1.00
                                      (Service/           (Service/             (Service/
                                     Investor A)         Investor A)         Investor A)

     5. The table below reflects current and pro forma capitalization information for the combination of the Emerald U.S. Government Securities Fund with the Nations Government Securities Fund.



                                                                                        Net Asset Value
                                                                                      -------------------
                                               Total Net Assets   Shares Outstanding       Per Share
                                              ------------------ -------------------- -------------------
Emerald U.S. Government Securities Fund ..... $   21,614,817          2,100,708       $         10.29
                                                     (Retail)           (Retail)              (Retail)
                                              $   49,468,965          4,821,199       $         10.26
                                              (Institutional)    (Institutional)       (Institutional)
Nations Government Securities Fund .......... $   11,411,643          1,160,651       $          9.83
                                              (Investor A)       (Investor A)         (Investor A)
                                              $   94,092,799          9,570,005       $          9.83
                                              (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund ..................... $   33,026,460          3,359,042       $          9.83
                                                  (Retail/            (Retail/               (Retail/
                                                 Investor A)         Investor A)         Investor A)
                                              $  143,561,764         14,601,402       $          9.83
                                               (Institutional/     (Institutional/    (Institutional/
                                                 Primary A)          Primary A)          Primary A)

     Federal Income Tax Considerations. Each Nations Fund and each Emerald Fund qualifies and intends to qualify as of the Closing(s), as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Emerald Fund and each corresponding Nations Fund has been, and expects to continue to be, relieved of federal income tax liability.

     Consummation of the Reorganization with respect to each Emerald Fund and the corresponding Nations Fund is subject to the condition that Emerald and Nations receive an opinion from Morrison & Foerster LLP to the effect that, for federal income tax purposes: (i) the transfer of all of the Fund Assets and Liabilities (as each term is defined in the Reorganization Agreement) of an Emerald Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Emerald Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Emerald Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Emerald Fund upon the transfer of its Fund Assets and Liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the Fund Assets and assumption of Liabilities of the Emerald Fund solely in exchange for the Nations Fund Shares;
(iv) the basis of the Emerald Fund's assets received by the Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Emerald Fund immediately prior to the Reorganization; (v) the holding period of the Emerald Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Emerald Fund; (vi) no gain or loss will be recognized by the Emerald Fund on the distribution to its shareholders of the Nations Fund Shares to be received by the Emerald Fund in the Reorganization; (vii) no gain or loss will be recognized by the shareholders of the Emerald Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Emerald Fund; (viii) the basis of the Nations Fund Shares received by the shareholders of the Emerald Fund will be the same as the basis of the Emerald Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Emerald Fund shareholders will include the period during which such shareholders held the Emerald Fund shares surrendered in exchange therefor, provided that such Emerald Fund shares are held as a capital asset in the hands of the Emerald Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Emerald Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Emerald Funds should note, however, that the sale of securities by the Emerald Funds prior to the Closing(s) whether in the ordinary course of business or in anticipation of the Closing(s), could result in a taxable capital gains distribution prior to the Closing(s).

     Nations and Emerald have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

     Other Information. Information about the similarities and differences between the Nations Funds and the Emerald Funds to which they correspond regarding: investment objectives and policies; the identity and compensation of the investment advisers; the voting rights of shareholders and any restrictions or material obligations associated with ownership of shares; the share structure; the identity of the principal underwriter; any minimum initial or subsequent investment; Rule 12b-1 plans, including associated fees and expenses; and shareholder redemption, repurchase and exchange rights, is included in other appropriately titled sections within this Proxy/Prospectus and the Appendices hereto.


                       COMPARISON OF EMERALD AND NATIONS

     Investment Objectives and Policies. Because the Nations International Value Fund was created to continue the operations of the Emerald International Equity Fund, the investment objectives, policies and restrictions of each Fund are substantially identical. The investment objectives, policies and restrictions of the other Emerald Funds are, in general, substantially similar to those of their corresponding Nations Fund. There are, however, certain differences. For example, the Emerald U.S. Government Securities Fund expects to maintain a dollar-weighted average portfolio maturity of between five and ten years, while the corresponding Nations Government Securities Fund expects to maintain a maturity of between three and ten years, with an expected duration in the range of 3.5 to six years. Additionally, while the Emerald Small Capitalization Fund may invest up to 25% of its assets in securities of foreign issuers, the corresponding Nations Small Company Growth Fund intends to limit such investments to 5% of total assets.

     Other differences are more fully discussed in Appendix IV to this Proxy/Prospectus. Additional information with respect to the investment policies and restrictions of the Nations Funds and the Emerald Funds is included in their respective prospectuses, which have been incorporated herein by reference.

     Investment Advisers and Other Service Providers. Currently, Barnett Capital serves as investment adviser to the Emerald Funds and Brandes serves as investment sub-adviser to the Emerald International Equity Fund. NBAI serves as the investment adviser to the Nations Funds and TradeStreet serves as the investment sub-adviser to the Nations Funds. Brandes will serve as investment sub-adviser to the Nations International Value Fund after the Reorganization.

     The following table shows, as of November 30, 1997, (i) the current annualized total expense ratios of the Emerald Funds before and after fee waivers and/or expense reimbursements and (ii) the pro forma annualized total expense ratios of the corresponding Nations Funds, based upon the fee arrangements, before and after fee waivers and/or expense reimbursements, that will be in place upon consummation of the Reorganization. Detailed pro forma expense information for each proposed reorganization is included in Appendix III to this Proxy/Prospectus.

                                   TABLE III


                           Total Expense Information



                                                                                                                     Pro Forma
                              Total                                       Total                                        Total
                            Operating                                   Operating                                    Operating
                            Expenses                                    Expenses                                     Expenses
      Emerald Fund        Before/After          Corresponding         Before/After       Combined Fund/Share       Before/After
      Share Class            Waivers      Nations Fund/Share Class       Waivers      Class Post-Reorganization       Waivers
----------------------- ---------------- -------------------------- ---------------- --------------------------- ----------------
Emerald International Equity Fund         Nations International Value Fund            Nations International Value Fund
 Retail Shares          1.93%/1.73%        Investor A Shares          1.66%/1.56%      Investor A Shares           1.66%/1.56%
 Institutional Shares   1.21%/1.21%        Primary A Shares           1.41%/1.31%      Primary A Shares            1.41%/1.31%

Emerald Prime Fund                        Nations Prime Fund                          Nations Prime Fund
 Retail Shares          0.95%/0.91%        Daily Shares               0.84%/0.80%      Daily Shares                0.84%/0.80%
 Institutional Shares   0.41%/0.38%        Primary A Shares           0.34%/0.30%      Primary A Shares            0.34%/0.30%
 Service Shares         0.75%/0.72%        Investor A Shares          0.69%/0.65%      Investor A Shares           0.69%/0.65%

Emerald Small Capitalization Fund         Nations Small Company Growth Fund           Nations Small Company Growth Fund
 Retail Shares          1.73%/1.72%        Investor A Shares          1.51%/1.20%      Investor A Shares           1.45%/1.20%
 Institutional Shares   1.18%/1.18%        Primary A Shares           1.26%/0.95%      Primary A Shares            1.20%/0.95%

Emerald Treasury Fund                     Nations Treasury Fund                       Nations Treasury Fund
 Retail Shares          0.92%/0.91%        Daily Shares               0.84%/0.80%      Daily Shares                0.84%/0.80%
 Institutional Shares   0.41%/0.40%        Primary A Shares           0.34%/0.30%      Primary A Shares            0.34%/0.30%
 Service Shares         0.75%/0.74%        Investor A Shares          0.69%/0.65%      Investor A Shares           0.69%/0.65%

Emerald U.S. Government Securities
Fund                                     Nations Government Securities Fund          Nations Government Securities Fund
 Retail Shares          1.15%/1.11%       Investor A Shares          1.16%/1.02%      Investor A Shares           1.11%/1.00%
 Institutional Shares   0.59%/0.59%       Primary A Shares           0.91%/0.77%      Primary A Shares            0.86%/0.75%

     Emerald Funds' Advisory and Sub-Advisory Agreements. For a description of the Interim Agreements, see "Information Relating to Proposal 1 -- Approval of the Interim Agreements."

     Nations Funds' Advisory Agreements. NBAI serves as investment adviser to the Nations Funds. Subject to the general supervision of Nations' Board of Directors, and in accordance with the investment policies of each Nations Fund, NBAI has discretionary authority to manage each Nations Fund. The investment advisory agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to Nations or to any shareholder of a Nations Fund for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. For the services provided and expenses assumed, NBAI is entitled to a fee calculated at the annual rate of: 1.00% of the average daily net assets of Nations International Value Fund; 0.25% of the first $250 million of the combined average daily net assets of Nations Prime Fund and Nations Treasury Fund, plus 0.20% of the combined average daily net assets of such Funds in excess of $250 million; 1.00% of the average daily net assets of Nations Small Company Growth Fund; and 0.65% of the first $100 million of the average daily net assets of Nations Government Securities Fund, plus 0.50% of the Fund's average daily net assets in excess of $250 million. From time to time, however, NBAI and its affiliates may waive fees or reimburse the Nations Funds for expenses voluntarily, although there is no guarantee that such waivers or reimbursements would continue.

     TradeStreet serves as investment sub-adviser for the Nations Funds other than Nations International Value Fund. For the services provided and expenses assumed by TradeStreet, NBAI pays, out of the fees it receives from the Nations Funds, fees to TradeStreet at the annual rate of: 0.055% of the average daily net assets of Nations Prime Fund and Nations Treasury Fund; 0.15% of the average daily net assets of Nations Government Securities Fund; and 0.25% of the average daily net assets of Nations Small Company Growth Fund. Brandes will serve as investment sub-adviser to Nations International Value Fund. For services provided and expenses assumed by Brandes, NBAI will pay, out of the fees it receives from the Nations Funds, fees to Brandes at the annual rate of 0.50% of the average daily net assets of Nations International Value Fund.

     For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under an investment advisory agreement at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- 0.16%; Nations Treasury Fund -- 0.16%, Nations Government Securities Fund -- 0.50%.

     For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees of 0.75% of Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund).

     For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under an investment sub-advisory agreement at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- 0.055%; Nations Treasury Fund -- 0.055%, Nations Government Securities Fund -- 0.15%.

     Both NBAI and TradeStreet are wholly owned subsidiaries of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. Both NBAI and TradeStreet have their principal offices at One NationsBank Plaza, Charlotte, North Carolina 28225.

     The principal portfolio managers for certain of the Nations Funds, along with their positions with NBAI and/or TradeStreet and a brief summary of their business experience and education are set forth below. Such information is not provided for Nations Prime Fund, Nations Treasury Fund and Nations International Value Fund.

     Nations Small Company Growth Fund -- Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager for Nations Small Company Growth Fund since June 1997. Previously, he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an A.B. Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.

     Nations Government Securities Fund -- Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options-trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

     Morrison & Foerster LLP, counsel to Nations and special counsel to NationsBank, has advised Nations and NationsBank that NationsBank and its affiliates may perform the services contemplated by the advisory contracts described above and in the prospectuses for the Nations Funds without violation of the Glass-Steagall Act or other applicable laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and the future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that the new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

     Other Service Providers. The other service providers for the Emerald Funds and the Nations Funds are different, as forth in the table below.


                            Other Service Providers
                    for the Emerald Funds and Nations Funds



                                         Emerald Funds                               Nations Funds
                           -----------------------------------------   -----------------------------------------
 Distributor               Emerald Asset Management, Inc.              Stephens Inc. ("Stephens")
 Administrator             BISYS Fund Services Limited Partnership     Stephens
 Co-Administrator          Not Applicable                              First Data Investor Services Group, Inc.
                                                                       ("First Data")
                           Not Applicable                              NationsBanc Advisors, Inc.
 Sub-Administrator
                           BISYS Fund Services, Inc.                   First Data
 Transfer Agent
                           Not Applicable                              NationsBank of Texas N.A.
 Sub-Transfer Agent
                           The Bank of New York                        NationsBank of Texas N.A.
 Custodian
                           Not Applicable                              The Bank of New York
 Sub-Custodian
                           KPMG Peat Marwick LLP                       Price Waterhouse LLP
 Independent Auditors and
 Independent Accountants,
 respectively

     Emerald Asset Management Inc. and BISYS Fund Services Limited Partnership ("BISYS") maintain offices at 3435 Stelzer Road, Columbus, Ohio 43219. Stephens Inc. maintains offices at 111 Center Street, Little Rock, Arkansas 72201 and First Data Investor Services Group, Inc. maintains offices at One Exchange Place, Boston, Massachusetts 02109.

     Share Structure. Both Emerald and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Emerald offers fourteen funds. The Nations Funds complex, which includes several registered investment companies, will offer over sixty funds immediately after the Reorganization.

     Emerald is organized as a Massachusetts business trust and is subject to the provisions of its Agreement and Declaration of Trust and Code of Regulations. Nations is organized as a Maryland corporation and is subject to the provisions of its Articles of Incorporation, as amended and supplemented, and By-Laws. Shares of the Emerald Funds and Nations Funds have a par value of $.001. Shares of both the Emerald Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Emerald Fund shareholders will vote in the aggregate and not by portfolio or class subject to certain notable exceptions. In particular, when a proposal affects less than all Emerald portfolios or classes, only the affected portfolios or classes may vote on that proposal. Each portfolio votes separately with respect to any proposal to approve its investment advisory agreement, to change its fundamental investment objective or policies, or to adopt a plan of reorganization. Similarly, a class of a portfolio votes separately with respect to any proposal to approve a plan of distribution for that class. In addition, shares of the Emerald Funds may not be cumulatively voted.

     In accordance with Nations' Articles of Incorporation, Nations may authorize any action upon the affirmative vote of the holders of a majority of the outstanding shares of stock entitled to vote thereon, notwithstanding any provision of Maryland law that would otherwise require more than a majority vote There is no cumulative voting in the election of Directors for Nations and shares may be voted in person or by proxy.

     Shares of the Emerald Funds and Nations Funds have no pre-emptive rights and have only such conversion and exchange rights as the Board of Trustees of Emerald or the Board of Directors of Nations, respectively, may grant in their discretion. When issued for payment as described in their respective prospectuses, Nations Fund Shares and Emerald Fund shares are fully paid and non-assessable by either Nations or Emerald.

     Both Emerald and Nations are authorized to create multiple investment portfolios and to create multiple share classes representing interests in a single portfolio. Currently Nations offers Investor A shares, Investor B shares, Investor C shares, Primary A shares, Primary B shares and Daily shares. Each share class has varying pricing structures and distribution channels.

     Each share of a class of a Nations Fund represents an equal proportionate interest in a particular portfolio with other shares of the same class and is entitled to dividends and distributions earned on such shares as are declared in the discretion of the Nations Board of Directors.

     The accrued expenses of the Nations Funds, as well as certain expenses attributable to each class of Shares (including those that are not relevant to this Proxy/Prospectus), are deducted from accrued income before dividends are declared. The Nations Funds' expenses include, but are not limited to: fees paid to NBAI, NationsBank of Texas, BONY, Stephens and First Data; interest; directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the custodian and transfer agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by NBAI, NationsBank, Stephens or First Data under their respective agreements with Nations; and any extraordinary expenses. Each class of Shares may bear certain class specific costs associated with retail transfer agency, shareholder servicing, sales support and distribution. Any general expenses of Nations that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations or in such other manner as the Board of Directors deems appropriate.

     Additional information concerning the attributes of the shares issued by the Emerald Funds and Nations Funds is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Emerald Funds and Nations Funds can be found in Appendix V.

     Distribution Plan and Shareholder Servicing Arrangements for the Emerald Funds. Shares of the Emerald Funds are distributed by Emerald Asset Management, Inc. ("EAM"), a wholly-owned subsidiary of The BISYS Group, Inc. The Emerald Funds have adopted a Combined Amended and Restated Distribution and Service Plan pursuant to Rule 12b-l under the 1940 Act for the Retail Class shares. Under this Plan, the Emerald Funds pay service organizations (such as securities dealers, financial institutions and other industry professionals) for distribution assistance and/or the provision of shareholder liaison services at an annual rate not to exceed 0.25% of the average daily net asset value of each Emerald Fund's outstanding Retail Class shares.

     The Emerald Funds also have adopted a Shareholder Processing Plan for the Retail Class shares. Under such Plan service organizations agree to provide various shareholder processing services, such as providing necessary personnel and facilities to establish and maintain shareholders accounts and records for clients; assisting in aggregating and processing purchase, exchange and redemption orders with EAM; arranging for wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; processing dividends payments; providing the information to the Funds necessary for accounting or subaccounting; and providing such other similar services as may reasonably be requested. Payments for these services may not exceed 0.25% (on an annual basis) of the average daily net asset value of a Fund's outstanding Retail Class shares.

     All fees payable under the Combined Amended and Restated Distribution and Service Plan and the Shareholder Processing Plan are borne by the holders of the Emerald Funds' Retail Class shares.

     The Emerald Funds also have adopted a Shareholder and Processing Services Plan pursuant to which Service Class shares of the Emerald Prime Fund and Emerald Treasury Fund are sold to institutional investors which enter into service agreements with Emerald. The service agreements require the service organizations, which may include Barnett Capital, BISYS and their affiliates, to provide support services to their customers who are beneficial owners of Service Class shares in return for payment by a Fund which may not exceed 0.35% (on an annualized basis) of the average daily net asset value of the Service Class shares beneficially owned by their customers. Holders of the Emerald Prime and Emerald Treasury Funds' Service Class shares bear all fees paid to service organizations for their services under the Plan. The Plan does not cover, and the fees thereunder are not payable to service organizations with respect to, Institutional Class shares or Retail Class shares.

     Distribution Plan and Shareholder Servicing Arrangements for the Nations Funds. Shares of the Nations Funds are distributed by Stephens, a broker-dealer registered with the SEC under the 1934 Act, pursuant to a Distribution Agreement.

     Primary A Shares. Stephens receives no compensation in connection with the distribution of Primary A Shares of the Nations Funds.

     Investor A Shares. The Nations Funds have adopted an Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The

Investor A Plan provides that each Fund may pay Stephens or banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the money market funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the non-money market funds in the Nations Funds Family.

     In addition, the Nations Funds have adopted a shareholder servicing plan ("Servicing Plan") with respect to Investor A shares of Nations Prime Fund and Nations Treasury Fund, pursuant to which the Funds may pay servicing agents that have entered into a servicing agreement with Nations for certain shareholder support services that are provided by the servicing agents. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by Nations, provided that the annual rate may not exceed 0.25% of the average daily net asset value of each Fund's Investor A shares.

     Daily Shares: In addition, the Nations Funds have adopted an Amended and Restated Shareholder Servicing Plan ("Servicing Plan") with respect to the Daily Shares of the Nations Treasury Fund and Nations Prime Fund. Pursuant to the Servicing Plan, the Fund may compensate servicing agents for shareholder support services that are provided by the servicing agents to their customers that own Daily Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Fund's Daily Shares. The shareholder services provided by servicing agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from customers and placing orders with Stephens or the transfer agent; processing dividend and distribution payments; providing sales information; arranging for bank wires and providing such other services as may be reasonably requested.

     Pursuant to Rule 12b-1 of the 1940 Act, the Trustees of Nations also have adopted a distribution plan ("Distribution Plan") with respect to Daily Shares of the Nations Treasury Fund and Nations Prime Fund. Under the Distribution Plan, a Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of Daily Shares. Payments to Stephens under the Fund's Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.45% of the average daily net asset value of the Fund's Daily Shares. Payments to Stephens under the Distribution Plan will be used primarily to compensate or reimburse Stephens for distribution services provided by Stephens and related expenses incurred by Stephens, including payments by Stephens to compensate or reimburse selling agents for sales support services provided by such selling agents.

     Administration Agreements. The Emerald Funds have entered into an Administration Agreement with BISYS. Administrative services are provided to the Nations Funds by Stephens and First Data as co-administrators and NationsBank as sub-administrator to Stephens. The types of administrative services provided to the Emerald Funds and Nations Funds by their respective administrators (and, in the case of the Nations Funds, co-administrators) are substantially similar.

     Shareholder Transactions and Services. The Emerald Funds and the corresponding Nations Funds offer generally similar shareholder services and transactions. There are however, some differences. For example, the minimum initial and subsequent investment amount for Emerald Funds' Institutional shares is generally $5,000, while the minimum amount for the corresponding Primary A shares of the Nations Funds is $250,000. For a detailed comparison of shareholder transactions and services see Appendix V.

     After the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Emerald Fund classes under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations' procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class. For a complete description and comparison of the terms applicable to standing instructions and other account features regarding the Emerald Funds and Nations Funds, see Appendix V to this Proxy/Prospectus.

                    INFORMATION RELATING TO VOTING MATTERS

     General Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Trustees of Emerald. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Emerald and Nations also may solicit proxies by telefacsimile. In this connection, Emerald has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote by (1) mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; or (2) telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (904) 519-8466. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Emerald a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy service provider will be borne by NBAI.

     Only shareholders of record at the close of business on March 12, 1998 will be entitled to vote at the Meeting. On that date, the following Emerald Shares were outstanding and entitled to be voted.



Name of Emerald Fund and Class                      Shares Entitled to Vote
--------------------------------------------------- ------------------------
        Emerald International Equity Fund --
         Retail Shares ............................             352,882
         Institutional Shares .....................           4,457,511
         Total Shares .............................           4,810,393
        Emerald Prime Fund --
         Retail Shares ............................         645,380,600
         Institutional Shares .....................         492,507,958
         Service Shares ...........................       1,184,274,877
         Total Shares .............................       2,322,163,435
        Emerald Small Capitalization Fund --
         Retail Shares ............................           1,161,515
         Institutional Shares .....................          12,109,469
         Total Shares .............................          13,270,984
        Emerald Treasury Fund --
         Retail Shares ............................          70,548,681
         Institutional Shares .....................         351,960,860
         Service Shares ...........................         497,651,143
         Total Shares .............................         920,160,684
        Emerald U.S. Government Securities Fund --
         Retail Shares ............................           1,955,636
         Institutional Shares .....................           4,984,914
         Total Shares .............................           6,940,550

     Each whole and fractional share of an Emerald Fund is entitled to a whole or fractional vote.

     If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

     Shareholder and Board Approvals. The Interim Advisory Agreements, the Interim Sub-Advisory Agreement and the Reorganization Agreement are being submitted for approval at the Meeting by Emerald's shareholders pursuant to the Order and the provisions of Emerald's Agreement and Declaration of Trust. With respect to each Emerald Fund, approval and ratification of the applicable Interim Advisory Agreement requires the approval of a majority of the outstanding shares of that Emerald Fund voting separately on a portfolio-by-portfolio basis. With respect to the Emerald International Equity Fund, approval of the Interim Sub-Advisory Agreement requires the approval of a majority of the outstanding shares of that Emerald Fund voting separately. The Reorganization Agreement must be approved by a majority of the outstanding shares of the Emerald Funds voting separately on a portfolio-by-portfolio basis and the reorganization of Emerald contemplated therein must be approved by a majority of the shares outstanding and entitled to vote, voting in the aggregate, of all of the series of Emerald, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Emerald; correspondingly, a vote against the Reorganization Agreement is a vote against the reorganization of Emerald. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Emerald seeking the approval of similar agreements and plans of reorganization and, consequently, also Emerald's reorganization.

     The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Emerald Funds, the failure of an Emerald Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Emerald Funds. It is possible that a majority of an Emerald Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Emerald series voting in the aggregate does not vote to approve the reorganization of Emerald. In such a case, the Board of Trustees will contemplate what further action is appropriate.

     With respect to the approval of the Interim Agreements, the term "majority of the outstanding shares" of an Emerald Fund means the lesser of (i) 67% of the shares of the particular Fund present at the Meeting if the holders of more than 50% of the outstanding shares of such Fund are present or (ii) more than 50% of the outstanding shares of the particular Fund. With respect to the approval of the Reorganization Agreement and the reorganization contemplated therein, the term "majority of the outstanding shares" of Emerald or an Emerald Fund means more than 50% of the outstanding shares of Emerald or the particular Emerald Fund, as applicable. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

     The approval of the Interim Advisory Agreements by the Board of Trustees of Emerald is discussed above under "Information Relating to Proposal 1 -- Approval of the Interim Agreements." The approval of the Reorganization Agreement by the Board of Trustees of Emerald is discussed above under "Information Relating to Proposal 2 -- Approval of the Reorganization Agreement -- Emerald Board Consideration." The Reorganization Agreement was approved by the Board of Directors of Nations at a meeting held on January 16, 1998.

     As of March 12, 1998, the officers and Trustees of Emerald as a group owned less than 1% of any of the Emerald Funds. As of March 12, 1998, the officers and Directors of Nations as a group owned less than 1% of any of the Nations Funds. Table IV(A) shows the name, address and share ownership of each person known to Emerald to have beneficial or record ownership with respect to 5% or more of a class of a Emerald Fund as of March 12, 1998. Table IV(B) shows the name, address and share ownership of each person known to Nations to have beneficial or record ownership with respect to 5% or more of a class of a Nations Fund as of March 12, 1998.


                                  TABLE IV(A)


                                                        Class; Amount of                                     Percentage
                              Name and                    Shares Owned;       Percentage     Percentage       of Fund
 Emerald Fund                  Address                  Type of Ownership      of Class        of Fund      Post-Closing
--------------   ----------------------------------   --------------------   ------------   ------------   -------------
Treasury         Barnett Banks Trust Company NA       Institutional:             96.41%         36.88%          8.76%
                 Funds Management                     339,325,208 Shares;
                 Attn: Bill Lendzian                  Record Holder
                 P.O. Box 40200
                 Jacksonville, FL 32203-0200

                 Barnett Bank, N.A., Jacksonville     Service:                   95.30%         51.54%         12.25%
                 Attn: Carolyn Pries                  474,268,000 Shares;
                 11th Floor, 0990001116               Record Holder
                 50 N. Laura Street
                 Jacksonville, FL 32202

                 National Financial Services          Retail:                    99.89%          7.66%          1.82%
                 Corporation for the Exclusive        70,467,931 Shares;
                 Benefit of Our Customers             Record Holder
                 P.O. Box 3752
                 Church Street Station
                 New York, NY 10008-3752

                                                          Class; Amount of                                     Percentage
                                Name and                    Shares Owned;       Percentage     Percentage       of Fund
  Emerald Fund                   Address                  Type of Ownership      of Class        of Fund     Post-Closing
----------------   ----------------------------------   --------------------   ------------   ------------   -------------
Prime              Barnett Banks Trust Company NA       Institutional:             82.34%         17.46%          5.04%
                   Funds Management                     405,540,791 Shares;
                   Attn: Bill Lendzian                  Record Holder
                   P.O. Box 40200
                   Jacksonville, FL 32203-0200

                   Wilmington Trust Company             Institutional:             16.67%          3.54%          1.02%
                   Attn: Walt Farnkopf                  82,115,027 Shares;
                   Mutual Funds                         Record Holder
                   1100 North Market Street
                   Wilmington, DE 19890-0001

                   Barnett Bank, N.A., Jacksonville     Service:                   95.02%         48.46%         13.98%
                   Attn: Carolyn Pries                  1,125,297,000
                   11th Floor, 0990001116               Shares;
                   50 N. Laura Street                   Record Holder
                   Jacksonville, FL 32202

                   National Financial Services          Retail:                    99.39%         27.62%          7.97%
                   Corporation for the Exclusive        641,447,799 Shares:
                   Benefit of Our Customers             Record Holder
                   P.O. Box 3752
                   Church Street Station
                   New York, NY 10008-3752

Small              BBTC N.A.                            Institutional:             34.74%         31.70%         13.89%
Capitalization     Agnt Retirmt Pl & Tr of BBI &        4,207,175 Shares;
                   Affiliates                           Record Holder
                   Attn: Income Collections
                   P.O. Box 40200
                   Jacksonville, FL 32203-0200

                   Barnett Bank N.A.                    Institutional:              9.34%          8.52%          3.73%
                   Trst Barnett Employees Savings       1,130,452 Shares;
                   & Thrift Plan                        Record Holder
                   P.O. Box 40200
                   Jacksonville, FL 32203-0200

                   Wendel & Co.                         Retail:                    16.17%          1.42%           .61%
                   c/o Bank of New York Mutual FD       187,873 Shares;
                   Reorg Dpt.                           Record Holder
                   P.O. Box 1066 Wall Street Station
                   New York, NY 10268

                   Mountain Star Partners               Retail:                     6.87%          0.60%           .26%
                   Limited Partnership                  79,759 Shares;
                   c/o Telluride Management Corp.       Record Holder
                   P.O. Box 5430
                   Incline Village, NV 89450-5430

U. S.              BBTC N.A.                            Institutional:              5.16%          3.71%           .78%
Government         Trst Conveyors & Drive Inc.          257,468 Shares;
Securities         Attn: Income Collections             Record Holder
                   P.O. Box 40200
                   Jacksonville, FL 32203-0200

                                  TABLE IV(B)


                                                    Class; Amount of                                 Percentage
                           Name and                  Shares Owned;        Percentage   Percentage     of Fund
  Nations Fund              Address                Type of Ownership       of Class      of Fund    Post-Closing
--------------- ------------------------------ ------------------------- ------------ ------------ -------------
Prime           NationsBank of Texas NA        Primary A:                90.83%       48.12%       34.24%
                Attn: Adrian Castillo          2,756,998,934.87
                1401 Elm Street 11th Floor     Shares;
                Dallas, TX 75202-2911          Record Holder

                National Financial for the     Investor A:                7.40%        2.17%        1.55%
                Exclusive Benefit of our         124,573,495.37
                Customers                      Shares;
                200 Liberty St                 Record Holder
                1 World Financial Ctr
                Attn Mutual Funds 5th Flr
                New York, NY 10281

                National Financial for the     Daily Shares:             30.51%         .45%         .32%
                Exclusive Benefit of our       25,508,499.60 Shares;
                Customers                      Record Holder
                200 Liberty St
                1 World Financial Ctr
                Attn Mutual Funds 5th Flr
                New York, NY 10281

                Standard Iron & Metal Co.      Daily Shares:              9.48%         .14%        0.00%
                P.O. Box 302                   7,928,825.98 Shares;
                Oklahoma City, OK 73101-0302   Record Holder

Treasury        NationsBank of Texas NA        Primary A:                98.79%       21.65%       16.50%
                Attn: Adrian Castillo          639,056,838.62 Shares;
                1401 Elm Street 11th Floor     Record Holder
                Dallas, TX 75202-2911

                Hare & Co., Bank of New York   Investor A:               91.69%       48.60%       37.05%
                Attn: Stif/Master Note         1,434,698,478.96
                One Wall Street 2nd Fl         Shares;
                New York, NY 10286             Record Holder

                NationsBank SWP Disbursement   Daily Shares:              9.78%         .59%         .45%
                Inc                            17,400,000 Shares;
                NationsBank Sweep/Autoborrow   Record Holder
                First Citizens Bldg
                128 S. Tryon St NC1-006-08-03
                Charlotte, NC 28255

Small Company   NationsBank of Texas NA        Primary A:                90.23%       85.39%       48.02%
Growth          Attn: Adrian Castillo          13,451,632.102 Shares;
                1401 Elm Street 11th Floor     Record Holder
                Dallas, TX 75202-2911

                Janice C Moment                Investor A:                5.77%         .16%        0.00%
                RR#3 5 Aero Place              24,919.541 Shares;
                Urbana, IL 61801-9500          Record Holder

                                              Class; Amount of                               Percentage
                         Name and               Shares Owned;     Percentage   Percentage     of Fund
 Nations Fund             Address             Type of Ownership    of Class      of Fund   Post-Closing
-------------- ---------------------------- -------------------- ------------ ------------ -------------
Government     NationsBank of Texas NA      Priamary A:          99.81%       64.25%       23.28%
Securities     Attn: Adrian Castillo        7,659,276.728
               1401 Elm Street 11th Floor   Shares;
               Dallas, TX 75202-2911        Record Holder

               Dodson Brothers              Investor A:          16.63%        1.23%         .45%
               Exterminating Co Inc         146,459.493 Shares;
               Attn: H P Dawson             Record Holder
               P.O. Box 10249
               Lynchburg, VA 24506

               Bankers Trust Co Cust FBO    Investor A:           7.49%         .55%         .20%
               Dimensions Health Corp       65,981.494 Shares;
               9200 Basil Court Suite 500   Record Holder
               Landover, MD 20745

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

     Nations and Emerald have been advised by NationsBank that the shares of each Emerald Fund over which NationsBank and its affiliates have voting power may be voted: by NationsBank itself in its capacity as fiduciary; by NationsBank pursuant to instructions from underlying beneficial holders; or by one or more independent fiduciaries. In certain cases, NationsBank and its affiliates may have the power to vote, as record holder of Emerald Fund shares, 50% or more of the outstanding shares of an Emerald Fund.

     Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Interim Agreements and/or the Reorganization Agreement are not received by one or more of the Emerald Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are present and voting at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Emerald Funds (but not the other Emerald funds) on some or all matters before any such adjournment(s) if sufficient votes have been received for approval. A quorum is constituted with respect to Emerald or an Emerald Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Emerald or the Emerald Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as shares that are present at the Meeting and, accordingly, could make it more difficult to obtain the requisite approvals.

     Annual Meetings and Shareholder Meetings. Neither Nations nor Emerald presently intends to hold annual meetings of shareholders for the election of directors/trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Emerald or Nations have the right to call a meeting of shareholders.

                     ADDITIONAL INFORMATION ABOUT NATIONS

     Additional information about the Nations Funds is included in their prospectuses and statements of additional information dated August 1, 1997, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the cover page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Officers of Nations are elected by, and serve at the pleasure of, the Board of Directors. Officers of Nations receive no remuneration from Nations for their services in such capacities.

     Information included in this Proxy Statement/Prospectus concerning Nations was provided by Nations.


                     ADDITIONAL INFORMATION ABOUT EMERALD

     Additional information about the Emerald Funds is included in their prospectuses and statements of additional information, dated April 1, 1997 as supplemented through the date hereof and redated March 25, 1998, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Emerald at the address and telephone number set forth on the cover page of this Proxy/ Prospectus. Reports and other information filed by Emerald can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Emerald listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Proxy Statement/Prospectus concerning Emerald was provided by Emerald.


                             FINANCIAL STATEMENTS

     The unaudited financial statements and financial highlights information for Shares of the Nations Funds for the semi-annual period ended September 30, 1997 are included or incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The audited financial statements and condensed financial information for shares of the Emerald Fund for the annual period ended November 30, 1997 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus.

     The annual financial statements and financial highlights of the Nations Funds which have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports thereon, also are incorporated by reference or included in such prospectuses and statements of additional information, and have been incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

     The audited financial statements and financial highlights of the Nations Funds as of and for the year ended March 31, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the report of Price Waterhouse LLP, independent accountants, which is also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

     The audited financial statements and financial highlights of the Emerald Funds for the year ended November 30, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the reports of KPMG Peat Marwick LLP, independent auditors, which have also been incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

     The audited financial statements and financial highlights of the Pilot Small Capitalization Equity Fund (a predecessor to the Nations Small Company Growth Fund) for the year ended May 16, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the report of Arthur Andersen LLP, independent public accountants, which is also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


                                OTHER BUSINESS

     Emerald's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to Emerald or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.


                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE.

     EMERALD WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS NOVEMBER 30, 1997 ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: THE EMERALD FUNDS 3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035 OR BY TELEPHONE AT 1-800-637-3759

                                  APPENDIX I
                  INTERIM INVESTMENT ADVISORY AGREEMENTS AND
                        INTERIM SUB-ADVISORY AGREEMENT

                         INVESTMENT ADVISORY AGREEMENT

                        (Treasury Fund and Prime Fund)


     AGREEMENT made as of January 9, 1998, between EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), and BARNETT CAPITAL ADVISORS, INC., a wholly-owned indirect subsidiary of Barnett Banks, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory and other services to the Trust for its Treasury Fund and Prime Fund portfolios (the "Funds"), and the Investment Adviser is willing to so furnish such services;

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, it is agreed between the parties hereto as follows:


 1. Appointment.

     (a) The Trust hereby appoints the Investment Adviser to act as investment adviser to the Trust's Treasury Fund and Prime Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     (b) In the event that the Trust establishes one or more portfolios other than the Treasury Fund and Prime Fund with respect to which it desires to retain the Investment Adviser to act as investment adviser hereunder, it shall notify the Investment Adviser in writing. If the Investment Adviser is willing to render such services under this Agreement it shall notify the Trust in writing whereupon such portfolio shall become a Fund hereunder and shall be subject to the provisions of this Agreement to the same extent as the two Funds named above in subparagraph (a) except to the extent that said provisions (including those relating to the compensation payable by the Fund to the Investment Adviser) are modified with respect to such Fund in writing by the Trust and the Investment Adviser at the time.


 2. Delivery of Documents.

     The Trust has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

     (a) The Trust's Agreement and Declaration of Trust, as filed with the State Secretary of the Commonwealth of Massachusetts on March 16, 1988, and any amendments thereto (such Agreement and Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

     (b) The Trust's Code of Regulations and any amendments thereto;

     (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Investment Adviser and approving this Agreement;

     (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto;

     (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933 as amended ("1933 Act") (File No. 33-20658) and under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto; and

     (f) The most recent prospectuses of the Funds (such prospectuses together with the related statement of additional information, as presently in effect and all amendments and supplements thereto, are herein called "Prospectuses").

     The Trust will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing, if any.


 3. Services.

     Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will be responsible for the management of, and will provide a continuous investment program for, the investment portfolio of each Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds. The Investment

Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each of the Funds. The Investment Adviser will provide the services rendered by it under this Agreement in accordance with each Fund's investment objective, policies and restrictions as stated in the Prospectus for each Fund and resolutions of the Trust's Board of Trustees. Without limiting the generality of the foregoing, the Investment Adviser is hereby specifically authorized to invest and reinvest the assets of a Fund, in its discretion as investment adviser, in (i) variable amount demand notes of corporate borrowers held by the Investment Adviser for the investment of monies held by the Investment Adviser in its capacity as fiduciary, agent and custodian and (ii) securities of other investment companies whether or not the same are advised or managed by the Investment Adviser or another affiliated person of the Trust. The Investment Adviser further agrees that it will:

     (a) Establish and monitor investment criteria and policies for each Fund;

     (b) Update each Fund's cash availability throughout the day as required;

     (c) Maintain historical tax lots for each portfolio security held by the Funds;

     (d) Transmit trades to the Trust's custodian for proper settlement;

     (e) Maintain all books and records with respect to each Fund's securities transactions;

     (f) Supply the Trust and its Board of Trustees with reports, statistical data and economic information as requested; and

     (g) Prepare a quarterly broker security transaction summary and monthly security transaction listing for each Fund.


 4. Other Covenants.

     The Investment Adviser agrees that it:

     (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

     (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (c) will place orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will use its best efforts to seek on behalf of the Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Investment Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Funds and other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. The Investment Adviser is authorized, subject to the prior approval of the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Funds which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser to the Funds. In addition, the Investment Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Investment Adviser or the Trust's principal underwriter), provided that the Investment Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Investment Adviser, the Trust's principal underwriter, or any affiliated person of either the Trust, the Investment Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

     (d) will maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates. When the Investment Adviser makes investment recommendations for a Fund, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's account are customers of the commercial department of any of the Investment Adviser's affiliates. In dealing with commercial customers, the Investment Adviser's affiliates will not inquire or take into consideration whether securities of those customers are held by the Funds.


 5. Services Not Exclusive.

     The services furnished by the Investment Adviser hereunder are deemed not to be exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Investment Adviser to be suitable for two or more accounts managed by the Investment Adviser, the available securities or investments may be allocated in a manner believed by the Investment Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.


 6. Books and Records.

     In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for each Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.


 7. Expenses.

     During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased or sold for the Funds. In addition, if in any fiscal year the aggregate expenses of any Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitations of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fee hereunder bears to the total fee otherwise payable for the fiscal year by the Trust pursuant to this Agreement and the administration agreement between the Trust and its administrator with respect to such Fund. The Investment Adviser's obligation is not limited to the amount of its fees hereunder. Such deduction or payment, if any, will be estimated and accrued daily and paid on a monthly basis.


 8. Compensation.

     For the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser, and the Investment Adviser will accept as full compensation therefor from the Trust, a fee, computed daily and payable monthly, at the annual rate of .25% of the average daily net assets of each of the Funds. Such fee as is attributable to each Fund shall be a separate charge to such Fund and shall be the several (and not joint or joint and several) obligation of each such Fund. The fees payable under this
Section 8 by a Fund for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such Fund's shareholder's approve the payment of such fees to the Investment Adviser. If a Fund's shareholders do not approve the payment to the Investment Adviser of such fees for such period, the balance in the escrow account shall be paid to such Fund.


 9. Limitation of Liability.

     The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


 10. Duration and Termination.

     This Agreement shall become effective as of the date hereof with respect to the Funds listed in Section 1(a) hereof, and with respect to any additional Fund, on the date of receipt by the Trust of notice from the Investment Adviser in accordance with Section 1(b) hereof that the Investment Adviser is willing to serve as investment adviser with respect to such Fund, provided that this Agreement (as supplemented by the terms specified in any notice and agreement pursuant to Section 1(b) hereof) shall have been approved by the shareholders of such additional Fund in accordance with the requirements of the

1940 Act. Unless sooner terminated as provided herein, this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of a Fund on or before such date, shall continue in effect as to that Fund for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect as to a particular Fund for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund. Notwithstanding the foregoing, this Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund), or by the Investment Adviser, on sixty days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)


 11. Amendment of This Agreement.

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective as to a particular Fund until approved by vote of a majority of the outstanding voting securities of such Fund.


 12. Miscellaneous.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law.


 13. Names.

     The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.
                                        EMERALD FUNDS
Attest:                                 (a Massachusetts business trust)




/s/    JEFFREY A. DALKE                         By  /s/ JOHN G. GRIMSLEY
---------------------------------------             -----------------------
[Seal]








Attest:                                       BARNETT CAPITAL ADVISORS, INC.




                                                   By /s/ JACK A. ABLIN
---------------------------------------              ----------------------
[Seal]

                         INVESTMENT ADVISORY AGREEMENT

                     (Equity Fund, Short-Term Fixed Income
                Fund, U.S. Government Securities Fund, Florida
           Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund
                 Managed Bond Fund, International Equity Fund,
             Equity Value Fund, Prime Advantage Institutional Fund
                  and Treasury Advantage Institutional Fund)


     AGREEMENT made as of January 9, 1998 between EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), and BARNETT CAPITAL ADVISORS, INC., a wholly-owned indirect subsidiary of Barnett Banks, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory and other services to the Trust for certain of the Trust's portfolios, including its Equity Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Florida Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund, Managed Bond Fund, International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund ("the Funds") and the Investment Adviser is willing to so furnish such services;

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, it is agreed between the parties hereto as follows:


 1. Appointment.

     (a) The Trust hereby appoints the Investment Adviser to act as investment adviser to the Trust's Equity Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Florida Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund, Managed Bond Fund, International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     (b) In the event that the Trust establishes one or more portfolios other than the Funds with respect to which it desires to retain the Investment Adviser to act as investment adviser hereunder, it shall notify the Investment Adviser in writing. If the Investment Adviser is willing to render such services under this Agreement it shall notify the Trust in writing whereupon such portfolio shall become a Fund hereunder and shall be subject to the provisions of this Agreement to the same extent as the Funds named above in subparagraph (a) except to the extent that said provisions (including those relating to the compensation payable by the Fund to the Investment Adviser) are modified with respect to such Fund in writing by the Trust and the Investment Adviser at the time.

     (c) It is understood that the Investment Adviser may from time to time employ or associate with such person or persons as the Investment Adviser may believe to be particularly fitted to assist it in the performance of this Agreement with respect to the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund; provided, however, that the compensation of such person or persons shall be paid by the Investment Adviser. In addition, notwithstanding any such employment or association, the Investment Adviser shall itself (i) in the case of all such Funds (A) establish and monitor general investment criteria and policies for such Funds, (B) review and analyze on a periodic basis such Funds' portfolio holdings and transactions in order to determine their appropriateness in light of such Funds' shareholder base, and (C) review and analyze on a periodic basis the policies established by any sub-adviser for such Funds with respect to the placement of orders for the purchase and sale of portfolio securities; and (ii) in the case of the International Equity Fund and Equity Value Fund (D) provide for the investment of such Funds' cash balances to the extent not provided for by any sub-adviser, (E) review, monitor, analyze and report to the Board of Trustees on the performance of any sub-adviser, (F) recommend, either in its sole discretion or in conjunction with any sub-adviser, potential changes in investment policy, (G) furnish to the Board of Trustees or any sub-adviser reports, statistics and economic information as may be requested, (H) review investments in such Funds on a periodic basis for compliance with such Funds' investment objectives, policies and restrictions as stated in their Prospectuses; and (I) review jointly with any sub-adviser country and regional investment allocation guidelines for such Funds, as well as investment hedging guidelines, if any. Subject to the foregoing, it is agreed that investment advisory services to the International Equity Fund, Equity Value Fund,

Prime Advantage Institutional Fund or Treasury Advantage Institutional Fund may be provided by a sub-investment adviser (the "Sub-Adviser") pursuant to a sub-advisory agreement agreeable to the Trust and approved in accordance with the provisions of the 1940 Act (the "Sub-Advisory Agreement").


 2. Delivery of Documents.

     The Trust has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

     (a) The Trust's Agreement and Declaration of Trust, as filed with the State Secretary of the Commonwealth of Massachusetts on March 16, 1988, and any amendments thereto (such Agreement and Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

     (b) The Trust's Code of Regulations and any amendments thereto;

     (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Investment Adviser and approving this Agreement;

     (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto;

     (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933 as amended ("1933 Act") (File No. 33-20658) and under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto; and

     (f) The most recent prospectuses of the Funds (such prospectuses together with the related statement of additional information, as presently filed with the Securities and Exchange Commission and all amendments and supplements thereto, are herein called "Prospectuses").

     The Trust will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing, if any.


 3. Services.

     Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will be responsible for the management of, and will provide a continuous investment program for, the investment portfolio of each Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each of the Funds. The Investment Adviser will provide the services rendered by it under this Agreement in accordance with each Fund's investment objective, policies and restrictions as stated in the Prospectus for each Fund and resolutions of the Trust's Board of Trustees. Without limiting the generality of the foregoing, the Investment Adviser is hereby specifically authorized to invest and reinvest the assets of a Fund, in its discretion as investment adviser, in (i) variable amount demand notes of corporate borrowers held by the Investment Adviser for the investment of monies held by the Investment Adviser in its capacity as fiduciary, agent and custodian and (ii) securities of other investment companies whether or not the same are advised or managed by the Investment Adviser or another affiliated person of the Trust. The Investment Adviser further agrees that it will:

     (a) Establish and monitor investment criteria and policies for each Fund;

     (b) Update each Fund's cash availability throughout the day as required;

     (c) Maintain historical tax lots for each portfolio security held by the Funds;

     (d) Transmit trades to the Trust's custodian for proper settlement;

     (e) Maintain all books and records with respect to each Fund's securities transactions;

     (f) Supply the Trust and its Board of Trustees with reports, statistical data and economic information as requested; and

     (g) Prepare a quarterly broker security transaction summary and monthly security transaction listing for each Fund.

 4. Other Covenants.

     The Investment Adviser agrees that it:

     (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

     (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (c) will place orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will use its best efforts to seek on behalf of the Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Investment Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Funds and other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. The Investment Adviser is authorized, subject to the prior approval of the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Funds which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser to the Funds. In addition, the Investment Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Investment Adviser or the Trust's principal underwriter), provided that the Investment Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Investment Adviser, the Trust's principal underwriter, or any affiliated person of either the Trust, the Investment Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

     (d) will maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates. When the Investment Adviser makes investment recommendations for a Fund, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's account are customers of the commercial department of any of the Investment Adviser's affiliates. In dealing with commercial customers, the Investment Adviser's affiliates will not inquire or take into consideration whether securities of those customers are held by the Funds.


 5. Services Not Exclusive.

     The services furnished by the Investment Adviser hereunder are deemed not to be exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Investment Adviser to be suitable for two or more accounts managed by the Investment Adviser, the available securities or investments may be allocated in a manner believed by the Investment Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.


 6. Books and Records.

     In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for each Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

 7. Expenses.

     During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased or sold for the Funds. In addition, if in any fiscal year the aggregate expenses of the Equity Fund, U.S. Government Securities Fund or Florida Tax-Exempt Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitations of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fee hereunder with respect to such Fund bears to the total fee otherwise payable for the fiscal year by the Trust pursuant to this Agreement and the administration agreement between the Trust and its administrator with respect to such Fund. With respect to the other Funds, if in any fiscal year the aggregate expenses of any Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitation of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fees hereunder with respect to the Fund bears to the total fees otherwise payable with respect to such Fund for the fiscal year by the Trust hereunder and under the administration agreement between the Trust and its administrator. The Investment Adviser's obligation is not limited to the amount of its fees hereunder. Such deduction or payment, if any, will be estimated and accrued daily and paid on a monthly basis.


 8. Compensation.

     For the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser, and the Investment Adviser will accept as full compensation therefor from the Trust, a fee, computed daily and payable monthly, at the following annual rates of the average daily net assets of each respective Fund as follows: Equity Fund -- 0.60%; Short-Term Fixed Income Fund -- 0.40%; U.S. Government Securities Fund -- 0.40%; Florida Tax-Exempt Fund -- 0.40%; Small Capitalization Fund -- 1.00%; Balanced Fund -- 0.60%; Managed Bond Fund -- 0.40%; International Equity Fund -- 1.00%; Equity Value Fund -- 0.60%; Prime Advantage Institutional Fund -- 0.10%; and Treasury Advantage Institutional Fund -- 0.10%. Such respective fee as is attributable to each Fund shall be a separate charge to such Fund and shall be the several (and not joint or joint and several) obligation of each such Fund. The fees payable by a Fund under this Section 8 for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such time as such Fund's shareholders approve the payment to the Investment Adviser. If a Fund's shareholders do not approve the payment to the Investment Adviser of such fees for such period, the balance in the escrow account shall be paid to the Fund.


 9. Limitation of Liability.

     The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


 10. Duration and Termination.

     This Agreement shall become effective as of the date hereof with respect to the Funds listed in Section 1(a) hereof, and with respect to any additional Fund, on the date of receipt by the Trust of notice from the Investment Adviser in accordance with Section 1(b) hereof that the Investment Adviser is willing to serve as investment adviser with respect to such Fund, provided that this Agreement (as supplemented by the terms specified in any notice and agreement pursuant to Section 1(b) hereof) shall have been approved by the shareholders of such additional Fund in accordance with the requirements of the 1940 Act. Unless sooner terminated as provided herein, this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of a Fund on or before such date, shall continue in effect as to that Fund for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect as to a particular Fund for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund. Notwithstanding the foregoing, this Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund), or by the Investment Adviser, on sixty days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)


 11. Amendment of This Agreement.

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective as to a particular Fund (in the case of the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, only to the extent required by the 1940 Act) until approved by vote of a majority of the outstanding voting securities of such Fund.


 12. Miscellaneous.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law.


 13. Names.

     The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.
                                        EMERALD FUNDS
Attest:                                 (a Massachusetts business trust)




/s/ JEFFREY A. DALKE                             By /s/ JOHN G. GRIMSLEY
---------------------------------------             ---------------------
[Seal]







Attest:                                           BARNETT CAPITAL ADVISORS, INC.




                                                    By /s/ JACK A. ABLIN
---------------------------------------                ------------------
[Seal]

                       SUB-INVESTMENT ADVISORY AGREEMENT

                          (International Equity Fund)


     AGREEMENT made as of January 9, 1998 between BARNETT CAPITAL ADVISORS, INC. (herein called the "Adviser"), and BRANDES INVESTMENT PARTNERS, L.P., a California limited partnership (herein called the "Sub-Adviser").

     WHEREAS, EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, pursuant to an Investment Advisory Agreement by and between the Trust and the Adviser (herein called the "Investment Advisory Agreement"), the Adviser has agreed to furnish investment advisory services to the Trust with respect to its International Equity Fund investment portfolio (the "Fund"); and


     WHEREAS, the Investment Advisory Agreement authorizes the Adviser to sub-contract investment advisory services with respect to the International Equity Fund to the Sub-Adviser pursuant to a sub-advisory agreement agreeable to the Trust and approved in accordance with the provisions of the 1940 Act; and

     WHEREAS, this Agreement has been so approved, and the Sub-Adviser is willing to furnish sub-advisory services to the Fund upon the terms and conditions herein set forth;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:


 1. Appointment.

     The Adviser hereby appoints the Sub-Adviser to act as sub-investment adviser to the Trust's International Equity Fund for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.


 2. Services of Sub-Adviser.

     Subject to the oversight and supervision of the Adviser and the Trust's Board of Trustees, the Sub-Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments, except for such cash balances of the Fund as are managed by the Adviser. Pursuant to the foregoing, the Sub-Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Sub-Adviser will provide the services rendered by it under this Agreement in accordance with the investment criteria and policies established from time to time for the Fund by the Adviser, the Fund's investment objective, policies and restrictions as stated in the Trust's Prospectus and Statement of Additional Information for the Fund, and resolutions of the Trust's Board of Trustees.

     The Sub-Adviser further agrees that it will:

     (a) Provide information to the Fund's accountant for the purpose of updating the Fund's cash availability throughout the day as required;

     (b) Maintain historical tax lots for each portfolio security held by the Fund;

     (c) Transmit trades to the Trust's custodian for proper settlement;

     (d) Maintain all books and records with respect to the Fund that are required to be maintained under Rule 31a-1(f) under the 1940 Act;

     (e) Supply the Adviser, the Trust and the Trust's Board of Trustees with reports, statistical data and economic information as requested; and

     (f) Prepare a quarterly broker security transaction summary and, if requested in advance, monthly security transaction listing for the Fund.

 3. Other Covenants.

     The Sub-Adviser agrees that it:

     (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

     (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (c) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund or other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. The Sub-Adviser is authorized, subject to the prior approval of the Adviser and the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Adviser to the Fund. In addition, the Sub-Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Adviser, Sub-Adviser or the Trust's principal underwriter), provided that the Sub-Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, Sub-Adviser, the Trust's principal underwriter or any affiliated person of either the Trust, the Adviser, Sub-Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

     (d) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust maintained by the Sub-Adviser, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Sub-Adviser may be exposed to civil or criminal contempt proceeding for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     (e) will maintain a policy and practice of conducting its sub-investment advisory services hereunder independently of its, and any of its affiliates', commercial banking operations. When the Sub-Adviser makes investment recommendations for the Fund, its investment advisory personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the Fund's account are customers of its, or any of its affiliates', commercial department. In dealing with commercial customers, the commercial department of the Sub-Adviser, or any of its affiliates, will not inquire or take into consideration whether securities of those customers are held by the Fund.


 4. Services Not Exclusive.

     The services furnished by the Sub-Adviser hereunder are deemed not to be exclusive, and the Sub-Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Sub-Adviser to be suitable for two or more accounts managed by the Sub-Adviser, the available securities or investments may be allocated in a manner believed by the Sub-Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for or disposed of by the Fund.

 5. Books and Records.

     In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by it under this Agreement.


 6. Expenses.

     During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions, custodial charges and other transaction costs, if any) purchased or sold for the Fund.


 7. Compensation.

     For the services provided and the expenses assumed pursuant to this Agreement, the Adviser will pay the Sub-Adviser, and the Sub-Adviser will accept as full compensation therefor, a fee, computed daily and payable monthly, at the annual rate of .50% of the average daily net assets of the Fund. Such fee shall be a separate charge to the Fund and shall be the several (and not joint or joint and several) obligation of the Fund. The fees payable by the Adviser under this Section 7 for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such time as the Fund's shareholders approve the payment of such fees to the Sub-Adviser. If the Fund's shareholders do not approve the payment to the Sub-Adviser of such fees for such period, the balance of the escrow account shall be paid to the Fund. The Sub-Adviser acknowledges that it shall not be entitled to any further compensation from either the Adviser or the Trust in respect of the services provided and expenses assumed by it under this Agreement.


 8. Limitation of Liability.

     The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except that the Sub-Adviser shall be liable to the Trust for any loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or any loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


 9. Duration and Termination.

     This Agreement will become effective as of the date first above written. Unless sooner terminated as provided herein this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of the Fund on or before such date, shall continue in effect for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, by the Adviser or by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the
Fund), on sixty days' written notice to the Sub-Adviser, or by the Sub-Adviser, on sixty days' written notice to the Trust, provided that in each such case, notice shall be given simultaneously to the Adviser. In addition, notwithstanding anything herein to the contrary, in the event of the termination of the Investment Advisory Agreement with respect to the Fund for any reason (whether by the Trust, by the Adviser or by operation of law) this Agreement shall terminate upon the effective date of such termination of the Investment Advisory Agreement. This Agreement will also immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)


 10. Amendment of This Agreement.

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. To the extent required by the 1940 Act, no amendment of this Agreement shall be effective until approved by vote of a majority of the outstanding voting securities of the Fund.


 11. Miscellaneous.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law.


 12. Names.

     The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                                        BARNETT CAPITAL ADVISORS, INC.



                        BY: /s/          JACK A. ABLIN
                                            -----------------------------------

                                        Title: President




                                        BRANDES INVESTMENT PARTNERS, L.P.



                         BY: /s/           JEFF BUSBY
                                            -----------------------------------

                                        Title: Managing Partner

                                  APPENDIX II


                     AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 25th day of March, 1998, by and between Nations Fund, Inc. ("Nations Fund"), a Maryland corporation, for itself and on behalf of Nations Government Securities Fund, Nations International Value Fund (Shell), Nations Prime Fund, Nations Small Company Growth Fund and Nations Treasury Fund (each an "Acquiring Fund" and collectively the "Acquiring Funds"), all portfolios of Nations Fund, and Emerald Funds, a Massachusetts business trust, for itself and on behalf of the Emerald International Equity Fund, Emerald Prime Fund, Emerald Small Capitalization Fund, Emerald Treasury Fund and Emerald U.S. Government Securities Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), all portfolios of Emerald Funds.

     In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that the following Acquiring Fund -- Nations International Value Fund -- shall have nominal assets and liabilities before the Reorganization(s), as defined in this Agreement, and shall continue the investment operations of the following corresponding Acquired Fund -- Emerald International Equity Fund -- thereafter, and that in this regard certain actions should be taken as described in this Agreement. This Agreement is intended to be and is adopted as a plan of reorganization for each Acquired Fund within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

     In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:


1. REORGANIZATION OF ACQUIRED FUNDS

     1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2.a (the "Fund Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities. Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

     1.2.a. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

     1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other assets and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Emerald Funds to indemnify Emerald Funds Trustees and officers, acting in their capacity as such, to the fullest extent permitted by law and the Emerald Funds Agreement and Declaration of Trust, as in effect as of the date of this Agreement ("Liabilities"). Without limiting the foregoing, each Acquired Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Emerald Funds' current and former Trustees and officers, acting in their capacities as such, under Emerald Funds' Agreement and Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquired Funds. The Liabilities assumed by Nations Fund on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

     1.4. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Emerald Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of beneficial interest of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

     1.5. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

     1.6. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Emerald Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Emerald Funds shall remain the exclusive responsibility of Emerald Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.

     1.7. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Fund and Emerald Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2. VALUATION

     2.1.a. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Emerald Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Fund and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, except as provided in sub-paragraph 2.1.b., each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Emerald Funds, provided that such determination shall be subject to the approval of Nations Fund. Emerald Funds and Nations Fund agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Emerald Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

     2.1.b. It is understood and agreed that the net asset value of the Fund Assets of the Emerald Prime Fund and Emerald Treasury Fund shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Emerald Funds; provided that if the difference between the per share net asset values of the Emerald Prime Fund and Emerald Treasury Fund and the corresponding Acquiring Funds equal or exceed $.0025 on the Applicable Valuation Date, as computed by using market values in accordance with the policies and procedures established by Nations Fund (or as otherwise mutually determined by the Boards of Trustees/Directors of Emerald Funds and Nations
Fund), either party shall have the right to postpone the Applicable Valuation Date and Closing Date with respect to the Emerald Fund until such time as the per share difference is less than $.0025.

     2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.


3. CLOSING(S) AND CLOSING DATE

     3.1. The Closing(s) for the Reorganization(s) with respect to all Acquiring Funds and their corresponding Acquired Funds, except Nations International Value Fund and its corresponding Acquired Fund, shall occur on May 15, 1998, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). With respect to Nations International Value Fund and its corresponding Acquired Fund, the Closing Date shall occur on May 22, 1998, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto. The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

     3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Sub-Custodian, Custodian in the case of the Nations International Value Fund, pursuant to instruction to be delivered prior to the Closing(s).

     3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Fund and Emerald Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4. With respect to each Acquired Fund, Emerald Funds shall provide Nations Fund and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation

Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Emerald Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability, share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

     3.5. Within thirty (30) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Emerald Funds.


4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     4.1. Emerald Funds has called or will call a meeting: (a) of Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Emerald Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund and (b) of all shareholders of Emerald Funds to consider and act upon the reorganization of all investment portfolios of Emerald Funds with the Nations Family of Funds. Nations Fund and Emerald Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Fund has furnished or will furnish Emerald Funds with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

     4.2. Emerald Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

     4.3. Emerald Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

     4.4. Subject to the provisions hereof, Nations Fund, on its own behalf and on behalf of each Acquiring Fund, and Emerald Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5. Emerald Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Emerald Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Emerald Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Fund, on behalf of each Acquiring Fund, a statement certified by an officer of Emerald Funds of such Acquired Fund's federal income tax attributes and the tax bases in its assets that will be carried over to the corresponding Acquiring Fund in the reorganization pursuant to Section 381 of the Code.

     4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-04038; 811-04614), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable state securities laws. In addition, Nations Fund, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on

Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Emerald Funds and the prospectuses of the Acquiring Funds of Nations Fund relating to the transactions contemplated by this Agreement (the "Registration Statement"). Emerald Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

     4.7. As soon after the Closing Date as is reasonably practicable, Emerald Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

     4.8. With respect to each Acquiring Fund, Nations Fund agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

     4.9. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Emerald Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of such Acquired Funds of Emerald Funds in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.


5. REPRESENTATIONS AND WARRANTIES

     5.1. Nations Fund, on behalf of itself and each Acquiring Fund, represents and warrants to the Emerald Funds as follows:
      5.1.a. Nations Fund was duly created pursuant to its Articles of Incorporation by the Directors for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the state of Maryland, and the Articles of Incorporation directs the Directors to manage the affairs of Nations Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Fund business as currently conducted by Nations Fund and as described in the current prospectuses of Nations Fund; Nations Fund is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

      5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Fund for itself and on behalf of each Acquiring Fund does not and will not (i) violate Nations Fund's Articles of Incorporation or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Fund is a party or by which its properties or assets are bound;

      5.1.d. Except as previously disclosed in writing to the Emerald Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Fund's knowledge, threatened against Nations Fund or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Fund or an Acquiring Fund's financial condition or the conduct of their business, and Nations Fund knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

      5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Fund and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

      5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Fund and the Directors, and this Agreement constitutes a valid and binding obligation of Nations Fund and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

      5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Fund with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

      5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by Nations Fund, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Fund, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

      5.1.j. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquiring Fund as of and for the year ended March 31, 1997, audited by Price Waterhouse LLP, and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquiring Fund, except Nations International Value Fund, as of and for the six-month period ended September 30, 1997 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of each Acquiring Fund as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied and as of such date there were no Liabilities of any Acquiring Fund known to Nations Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

      5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

      5.1.l. All federal and other tax returns and reports of Nations Fund and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Fund on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

      5.1.m. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

      5.1.n. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

   5.2. Emerald Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Fund as follows:

      5.2.a. Emerald Funds was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust provides that the affairs of Emerald Funds shall be managed by the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Emerald Funds business as currently conducted by Emerald Funds and as described in the current prospectuses of Emerald Funds; Emerald Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

      5.2.b. All of the issued and outstanding shares representing units of beneficial interest of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

      5.2.c. The Acquired Funds are not in violation of, and the execution, delivery and performance of this Agreement by Emerald Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Emerald Funds' Agreement and Declaration of Trust or Code of Regulations, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Emerald Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

      5.2.d. Except as previously disclosed in writing to Nations Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Emerald Funds' knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and Emerald Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;


      5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended November 30, 1997, audited by KPMG Peat Marwick LLP (copies of which have been or will be furnished to the corresponding Acquiring
   Fund) fairly present, in all material respects, the financial condition of each Acquired Fund as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Emerald Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

      5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

      5.2.g. All federal and other tax returns and reports of Emerald Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Emerald Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Emerald Funds' knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

      5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

      5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Emerald Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

      5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement other than such restrictions as might arise under the 1933 Act or securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

      5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Emerald Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Emerald Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Emerald Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Emerald Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Emerald Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

      5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by Emerald Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Emerald Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

     The obligations of Emerald Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Fund, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring
Fund:

     6.1. All representations and warranties of Nations Fund with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2. Nations Fund, on behalf of each Acquiring Fund, shall have delivered to Emerald Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Fund's President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Emerald Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Fund with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

     6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Fund (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

      6.3.a. Nations Fund is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

      6.3.b. each Acquiring Fund is a portfolio of Nations Fund, which is a company duly created pursuant to its Articles of Incorporation, is validly existing and in good standing under the laws of the state of Maryland, and the Articles of Incorporation directs the Directors to manage the affairs of Nations Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Fund's business as described in the current prospectuses of Nations Fund;

      6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Fund and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Fund enforceable against Nations Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

      6.3.e. the N-1A Post-Effective Amendment and the Registration Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

      6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Fund of the Reorganization with respect to each Acquiring Fund;

      6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Fund, and each Acquiring Fund, do not violate or result in a violation of the Nations Fund Articles of Incorporation or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Fund is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Fund is now bound or to which it is now a party;

      6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Fund or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Fund or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

      6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Fund or an Acquiring Fund or any of their properties or assets and neither Nations Fund nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

     6.5. With respect to each Acquiring Fund, the Board of Directors of Nations Fund, including a majority of the "non-interested" Directors, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

     6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Fund shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to the Trustees and officers of Emerald Funds, covering the actions of the Trustees and officers of Emerald Funds for the period they served as such.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

     The obligations of Nations Fund to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Emerald Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of Emerald Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2. Emerald Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Emerald Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Emerald Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

     7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Emerald Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

      7.3.a. Emerald Funds is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

      7.3.b. each Acquired Fund is a portfolio of Emerald Funds, Emerald Funds is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust provides that the affairs of Emerald Funds shall be managed by the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Emerald Funds' business as described in the current prospectuses of Emerald Funds;

      7.3.c. this Agreement has been duly authorized, executed and delivered by Emerald Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Emerald Funds, enforceable against Emerald Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

      7.3.d. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization by Emerald Funds with respect to each

   Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

      7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Emerald Funds, and each Acquired Fund, do not violate or result in a violation of the Emerald Funds' Agreement and Declaration of Trust or Code of Regulations, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Emerald Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Emerald Funds is now bound or to which it is now a party;

      7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Emerald Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Emerald Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

      7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Emerald Funds or an Acquired Fund or any of their properties or assets and neither Emerald Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     7.4. Nations Fund, on behalf of each Acquiring Fund, shall have received from KPMG Peat Marwick LLP a letter addressed to Nations Fund, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Fund, to the effect that:

      7.4.a. they are independent accountants with respect to Emerald Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

      7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

      7.4.c. on the basis of limited procedures agreed upon by Nations Fund, on behalf of the Acquiring Funds and Emerald Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Funds appearing in the Registration Statement that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Acquired Funds or from schedules prepared by officers of Emerald Funds having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

     7.5. Emerald Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the period ended November 30, 1997, audited by KPMG Peat Marwick LLP.

     7.6. With respect to each Acquired Fund, the Board of Trustees of Emerald Funds, including a majority of "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired Fund:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest in each Acquired Fund, and the reorganization of Emerald Funds into the Nations Family of Funds shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Emerald Funds, consistent with the provisions of Emerald Funds' Agreement and Declaration of Trust and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund. Approval of this Agreement by the requisite vote of the holders of the outstanding shares of beneficial interest in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Emerald Funds with the Nations Family of Funds.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Fund, on behalf of the Acquiring Funds or by Emerald Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

     8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund that has conducted material investment operations prior to the Closing Date shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

     8.6. Nations Fund, on behalf of each Acquiring Fund, and Emerald Funds, on behalf of each Acquired Fund, shall have received from Price Waterhouse LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Fund and to Emerald Funds, to the effect that on the basis of limited procedures agreed upon by Nations Fund, on behalf of the Acquiring Funds and Emerald Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement as: (a) "Table II -- Pro Forma Capitalization (as of November 30, 1997)" in the Combined Proxy Statement/Prospectus, (b) "Table III -- Total Expense Information" in the Combined Proxy Statement/Prospectus, (c) "Appendix III -- Expense Summaries of Emerald Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus, and (d) the pro forma financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquiring Funds or with written estimates provided by officers of Nations Fund having responsibility for financial and reporting matters, and were found to be mathematically correct.

     8.7. Nations Fund and Emerald Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Fund and Emerald Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

      8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

      8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

      8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

      8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

      8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

      8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

      8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

      8.7.i the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

      8.7.j each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

     8.8. Nations Fund and Emerald Funds shall have received (a) a memorandum addressed to Nations Fund and the Emerald Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Fund pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws, and (b) assurance reasonably satisfactory to each of them that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

     8.9. The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     8.10. Emerald Funds' agreements with each of its service contractors have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination. In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Fund and Emerald Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.


9. BROKERAGE FEES AND EXPENSES

     9.1. Nations Fund, for itself and on behalf of the Acquiring Funds and Emerald Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. Each party shall be responsible for the payment of all expenses incurred by such party in connection with this Agreement and the transaction contemplated hereby. The parties understand that NationsBanc Advisors, Inc. and/or its affiliates shall bear the customary expenses associated with the transactions contemplated by this Agreement.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.


11. TERMINATION

     11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:
      11.1.a. by the mutual written consent of Nations Fund and Emerald Funds;

      11.1.b. by either Nations Fund or Emerald Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1998, or such other date as may be agreed to by the parties; or

      11.1.c. by either of Nations Fund or the Emerald Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date, (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Fund and Emerald Funds, as the case may be, and there shall be no liability for damages on the part of Nations Fund or Emerald Funds or the Directors/Trustees or officers of Nations Fund or Emerald Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve either party of its respective obligations pursuant to
Section 9.2 hereof.


12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Fund, acting on behalf of each Acquiring Fund and the authorized officers of Emerald Funds, acting on behalf of the shareholders of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Emerald Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

     At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Emerald Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Directors/Trustees of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).


13. NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

                   For Nations Fund, on behalf of itself and each Acquiring
                   Fund:

                   Richard H. Blank, Jr.
                   Secretary
                   c/o Stephens Inc.
                   111 Center Street
                   Little Rock, Arkansas 72201

                   With copies to:

                   Robert M. Kurucza and
                   Marco E. Adelfio
                   Morrison & Foerster LLP
                   2000 Pennsylvania Avenue, N.W., Suite 5500
                   Washington, D.C. 20006

                   For Emerald Funds, on behalf of itself and each Acquired
                   Fund:

                   Marshall M. Criser
                   McGuire, Woods, Battle & Boothe LLP
                   3300 Barnett Center
                   50 N. Laura Street, Suite 3400
                   Jacksonville, FL 32203

                   with copies to:

                   Jeffrey A. Dalke
                   Drinker Biddle & Reath LLP
                   1345 Chestnut Street
                   Philadelphia, PA 19107-2700


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

   14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3. This Agreement shall be governed by and construed in accordance with the laws of the state of Maryland.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of Nations Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of Nations Fund personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Fund, as provided in its Articles of Incorporation. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Fund as provided in its Articles of Incorporation.

     14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

     14.7. The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the Office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the trust property, and all persons dealing with any class of shares of the Trust must look solely to the trust property belonging to such class for the enforcement of any claims against the Trust.

     14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.



  ATTEST:                                  NATIONS FUND, INC.,
                                           for itself and on behalf of each Acquiring Fund
  /s/  RICHARD H. BLANK, JR.               By: /s/  A. MAX WALKER
-----------------------------------------  ------------------------------------------------
  Richard H. Blank, Jr.                      A. Max Walker
  Secretary                                  President and Chairman of
                                             the Board of Directors

  ATTEST:                                  EMERALD FUNDS, for itself and on behalf of
                                           each Acquired Fund
                                           By: /s/  JOHN G. GRIMSLEY
                                           ------------------------------------------------
  ----------------------------------
                                             John G. Grimsley
                                             President

                                  SCHEDULE A



Acquired Fund                               Acquiring Fund
-----------------------------------------   -----------------------------------------
Emerald International Equity Fund           Nations International Value Fund (Shell)
 Institutional Shares                        Primary A Shares
 Retail Shares                               Investor A Shares

Emerald Prime Fund                          Nations Prime Fund
 Institutional Shares                        Primary A Shares
 Retail Shares                               Daily Shares
 Service Shares                              Investor A Shares

Emerald Treasury Fund                       Nations Treasury Fund
 Institutional Shares                        Primary A Shares
 Retail Shares                               Daily Shares
 Service Shares                              Investor A Shares

Emerald Small Capitalization Fund           Nations Small Company Growth Fund
 Institutional Shares                        Primary A Shares
 Retail Shares                               Investor A Shares

Emerald U.S. Government Securities Fund     Nations Government Securities Fund
 Institutional Shares                        Primary A Shares
 Retail Shares                               Investor A Shares

                                 APPENDIX III

                      Expense Summaries of Emerald Funds
                      and the Corresponding Nations Funds

     The following tables (a) compare the fees and expenses as of November 30, 1997, for the respective Emerald Funds and their corresponding Nations Funds and (b) show the estimated fees and expenses for the corresponding Nations Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in the Emerald Funds will bear as shareholders of the corresponding Nations Fund. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the respective Funds. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.


                                     III-1

           EMERALD INTERNATIONAL EQUITY FUND -- INSTITUTIONAL SHARES
             NATIONS INTERNATIONAL VALUE FUND -- PRIMARY A SHARES




                                                              Emerald         Nations
                                                           International   International   Combined Fund
                                                            Equity Fund      Value Fund      Pro Forma
                                                          --------------- --------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None            None            None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None            None            None
 Deferred Sales Load ....................................      None            None            None
 Redemption Fees ........................................      None            None            None
 Exchange Fee ...........................................      None            None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .......................       1.00%           0.90%           0.90%
 Other Expenses .........................................       0.21%           0.41%           0.41%
                                                          ----------      ----------      ----------
Total Fund Operating Expenses: ..........................       1.21%           1.31%           1.31%
                                                          ==========      ==========      ==========

---------
* Management Fees (before waivers) would be: 1.00% for Nations International Value Fund and the Combined Fund

** Total Fund Operating Expenses (before waivers) would be 1.41% for Nations
   International Value Fund and the Combined Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                         Emerald         Nations
                      International   International   Combined Fund
                       Equity Fund      Value Fund      Pro Forma
                     --------------- --------------- --------------
  1 year ...........       $ 12            $ 13           $ 13
  3 years ..........         38              42             42
  5 years ..........         66              72             72
  10 years .........        147             158            158

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-2

              EMERALD INTERNATIONAL EQUITY FUND -- RETAIL SHARES
             NATIONS INTERNATIONAL VALUE FUND -- INVESTOR A SHARES




                                                              Emerald         Nations
                                                           International   International   Combined Fund
                                                            Equity Fund      Value Fund      Pro Forma
                                                          --------------- --------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None            None            None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None            None            None
 Deferred Sales Load ....................................      None            None            None
 Redemption Fees ........................................      None            None            None
 Exchange Fee ...........................................      None            None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets) ................
 Management Fees (after waivers)* .......................       1.00%           0.90%           0.90%
 12b-1 Fees .............................................       0.25%           0.25%           0.25%
 Shareholder Processing Plan ............................       0.25%          None            None
 Other Expenses (after reimbursements)** ................       0.23%           0.41%           0.41%
                                                          ----------      ----------      ----------
Total Fund Operating Expenses:
 (after waivers or reimbursements)*** ...................       1.73%           1.56%           1.56%
                                                          ==========      ==========      ==========

---------
     * Management Fees (before waivers) would be: 1.00% for Nations International Value Fund and the Combined Fund.

** Other Expenses (before reimbursements) would be: 0.43% for Emerald
 International Equity Fund.

*** Total Fund Operating Expenses (before reimbursements) would be: 1.93% for
    Emerald International Equity Fund; and 1.66% for Nations International Value Fund and the Combined Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                         Emerald         Nations
                      International   International   Combined Fund
                       Equity Fund      Value Fund      Pro Forma
                     --------------- --------------- --------------
  1 year ...........       $ 18            $ 16           $ 16
  3 years ..........         54              49             49
  5 years ..........         94              85             85
  10 years .........        204             186            186

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-3

                  EMERALD PRIME FUND -- INSTITUTIONAL SHARES
                     NATIONS PRIME FUND -- PRIMARY A SHARES




                                                           Emerald Prime   Nations Prime   Combined Fund
                                                                Fund            Fund         Pro Forma
                                                          --------------- --------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None            None            None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None            None            None
 Deferred Sales Load ....................................      None            None            None
 Redemption Fees ........................................      None            None            None
 Exchange Fee ...........................................      None            None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .......................       0.22%           0.16%           0.16%
 Other Expenses .........................................       0.16%           0.14%           0.14%
                                                          ----------      ----------      ----------
Total Fund Operating Expenses: ..........................
 (after waivers or reimbursements)** ....................       0.38%           0.30%           0.30%
                                                          ==========      ==========      ==========

---------
* Management Fees (before waivers) would be: 0.25%, 0.20% and 0.20%, respectively.

** Total Fund Operating Expenses (before waivers) would be: 0.41%, 0.34% and 0.34%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                    Emerald Prime   Nations Prime   Combined Fund
                         Fund            Fund         Pro Forma
                   --------------- --------------- --------------
1 year ...........       $ 4             $ 3             $ 3
3 years ..........        12              10              10
5 years ..........        21              17              17
10 years .........        48              38              38

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-4

                      EMERALD PRIME FUND -- RETAIL SHARES
                       NATIONS PRIME FUND -- DAILY SHARES




                                                           Emerald Prime   Nations Prime   Combined Fund
                                                                Fund            Fund         Pro Forma
                                                          --------------- --------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None            None            None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None            None            None
 Deferred Sales Load ....................................      None            None            None
 Redemption Fees ........................................      None            None            None
 Exchange Fee ...........................................      None            None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .......................       0.22%           0.16%           0.16%
 12b-1 Fees .............................................       0.25%           0.50%           0.50%
 Shareholder Processing Fee .............................       0.25%             --              --
 Other Expenses (after reimbursements)** ................       0.19%           0.14%           0.14%
                                                          ----------           -----           -----
Total Fund Operating Expenses:
 (after waivers or reimbursements)*** ...................       0.91%           0.80%           0.80%
                                                          ==========           =====           =====

---------
     * Management Fees (before waivers) would be: 0.25%, 0.20% and 0.20%, respectively.

** Other Expenses (before reimbursements) would be: 0.20% for Emerald Prime
 Fund.

*** Total Fund Operating Expenses (before waivers and/or reimbursements) would be: 0.95%, 0.84% and 0.84%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                    Emerald Prime   Nations Prime   Combined Fund
                         Fund            Fund         Pro Forma
                   --------------- --------------- --------------
1 year ...........       $  9            $ 8             $ 8
3 years ..........         29             26              26
5 years ..........         50             44              44
10 years .........        112             99              99

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-5

                     EMERALD PRIME FUND -- SERVICE SHARES
                    NATIONS PRIME FUND -- INVESTOR A SHARES




                                                           Emerald Prime   Nations Prime   Combined Fund
                                                                Fund            Fund         Pro Forma
                                                          --------------- --------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None            None            None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None            None            None
 Deferred Sales Load ....................................      None            None            None
 Redemption Fees ........................................      None            None            None
 Exchange Fee ...........................................      None            None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .......................       0.22%           0.16%           0.16%
 12b-1 Fees .............................................         --            0.35%           0.35%
 Other Expenses .........................................       0.50%           0.14%           0.14%
                                                               -----      ----------      ----------
Total Fund Operating Expenses:
 (after waivers or reimbursements)** ....................       0.72%           0.65%           0.65%
                                                               =====      ==========      ==========

---------
* Management Fees (before waivers) would be: 0.25%, 0.20% and 0.20%, respectively.

** Total Fund Operating Expenses (before waivers) would be: 0.75%, 0.69% and 0.69%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                     Emerald Prime   Nations Prime   Combined Fund
                          Fund            Fund         Pro Forma
                    --------------- --------------- --------------
 1 year ...........       $ 7             $ 7             $ 7
 3 years ..........        23              21              21
 5 years ..........        40              36              36
 10 years .........        89              81              81

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-6

           EMERALD SMALL CAPITALIZATION FUND -- INSTITUTIONAL SHARES
             NATIONS SMALL COMPANY GROWTH FUND -- PRIMARY A SHARES




                                                            Emerald Small    Nations Small
                                                           Capitalization   Company Growth   Combined Fund
                                                                Fund             Fund          Pro Forma
                                                          ---------------- ---------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None             None             None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None             None             None
 Deferred Sales Load ....................................      None             None             None
 Redemption Fees ........................................      None             None             None
 Exchange Fee ...........................................      None             None             None
Annual Fund Operating Expenses:
 (as a percentage of average net assets) ................
 Management Fees (after waivers)* .......................        1.00%            0.75%           0.75%
 Other Expenses (after reimbursements)** ................        0.18%            0.20%           0.20%
                                                          -----------      -----------      ----------
Total Fund Operating Expenses:
 (after waivers or reimbursements)*** ...................        1.18%            0.95%           0.95%
                                                          ===========      ===========      ==========

---------
 * Management Fees (before waivers) would be: 1.00% for Nations Small Company Growth Fund and the Combined Fund.

** Other Expenses (before reimbursements) would be: 0.26% for Nations Small
 Company Growth Fund.

*** Total Fund Operating Expenses (before waivers and/or reimbursements) would be: 1.26% and 1.20%, respectively, for Nations Small Company Growth Fund and the Combined Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                      Emerald Small    Nations Small
                     Capitalization   Company Growth   Combined Fund
                          Fund             Fund          Pro Forma
                    ---------------- ---------------- --------------
 1 year ...........       $ 12             $ 10            $ 10
 3 years ..........         37               30              30
 5 years ..........         65               53              53
 10 years .........        143              117             117

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-7

              EMERALD SMALL CAPITALIZATION FUND -- RETAIL SHARES
             NATIONS SMALL COMPANY GROWTH FUND -- INVESTOR A SHARES




                                                            Emerald Small    Nations Small
                                                           Capitalization   Company Growth   Combined Fund
                                                                Fund             Fund          Pro Forma
                                                          ---------------- ---------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................      None              None            None
 Maximum Sales Load Imposed on Reinvested Dividends .....      None              None            None
 Deferred Sales Load ....................................      None              None            None
 Redemption Fees ........................................      None              None            None
 Exchange Fee ...........................................      None              None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .......................        1.00%            0.75%           0.75%
 12b-1 Fees .............................................        0.25%            0.25%           0.25%
 Shareholder Processing Plan ............................        0.25%              --              --
 Other Expenses (after reimbursements)** ................        0.22%            0.20%           0.20%
                                                          -----------            -----           -----
Total Fund Operating Expenses:
 (after waivers or reimbursements)*** ...................        1.72%            1.20%           1.20%
                                                          ===========            =====           =====

---------
 * Management Fees (before waivers) would be: 1.00% for Nations Small Company Growth Fund and the Combined Fund.

** Other Expenses (before reimbursements) would be: 0.23% and 0.26%, respectively, for Emerald Small Capitalization Fund and Nations Small Company Growth Fund.

*** Total Fund Operating Expenses (before waivers and/or reimbursements) would be: 1.73% , 1.51% and 1.45%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                      Emerald Small    Nations Small
                     Capitalization   Company Growth   Combined Fund
                          Fund             Fund          Pro Forma
                    ---------------- ---------------- --------------
 1 year ...........       $ 17             $ 12            $ 12
 3 years ..........         54               38              38
 5 years ..........         93               66              66
 10 years .........        203              145             145

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-8

                 EMERALD TREASURY FUND -- INSTITUTIONAL SHARES
                   NATIONS TREASURY FUND -- PRIMARY A SHARES




                                                             Emerald Treasury   Nations Treasury   Combined Fund
                                                                   Fund               Fund           Pro Forma
                                                            ------------------ ------------------ --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ..................       None               None              None
 Maximum Sales Load Imposed on Reinvested Dividends .......       None               None              None
 Deferred Sales Load ......................................       None               None              None
 Redemption Fees ..........................................       None               None              None
 Exchange Fee .............................................       None               None              None
Annual Fund Operating Expenses:
 (as a percentage of average net assets) ..................
 Management Fees (after waivers)* .........................         0.24%              0.16%            0.16%
 Other Expenses (excluding interest expense)** ............         0.16%              0.14%            0.14%
                                                            ------------       ------------       ----------
Total Fund Operating Expenses:
 (after waivers or reimbursements and excluding interest
   expense)*** ............................................         0.40%              0.30%            0.30%
                                                            ============       ============       ==========

---------
     * Management Fees (before waivers) would be: 0.25%, 0.20% and 0.20%, respectively.

** Other Expenses (including interest expense) would be: 0.29% for the Emerald
 Treasury Fund.

*** Total Fund Operating Expenses (before waivers and/or reimbursements and excluding interest expense) would be: 0.41%, 0.34% and 0.34%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                    Emerald Treasury   Nations Treasury   Combined Fund
                          Fund               Fund           Pro Forma
                   ------------------ ------------------ --------------
1 year ...........         $ 4                $ 3              $ 3
3 years ..........          13                 10               10
5 years ..........          22                 17               17
10 years .........          51                 38               38

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-9

                    EMERALD TREASURY FUND -- RETAIL SHARES
                     NATIONS TREASURY FUND -- DAILY SHARES




                                                                 Emerald Treasury   Nations Treasury   Combined Fund
                                                                       Fund               Fund           Pro Forma
                                                                ------------------ ------------------ --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ......................       None                None             None
 Maximum Sales Load Imposed on Reinvested Dividends ...........       None                None             None
 Deferred Sales Load ..........................................       None                None             None
 Redemption Fees ..............................................       None                None             None
 Exchange Fee .................................................       None                None             None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .............................         0.24%              0.16%            0.16%
 12b-1 Fees ...................................................         0.25%              0.50%            0.50%
 Shareholder Processing Plan ..................................         0.25%                --               --
 Other Expenses (after reimbursements and excluding interest
   expense)** .................................................         0.17%              0.14%            0.14%
                                                                ------------              -----            -----
Total Fund Operating Expenses:
 (after waivers or reimbursements and excluding interest
   expense)*** ................................................         0.91%              0.80%            0.80%
                                                                ============              =====            =====

---------
     * Management Fees (before waivers) would be: 0.25%, 0.20% and 0.20%, respectively.

** Other Expenses (before reimbursements and including interest expense) would be: 0.34% for Emerald Treasury Fund.

*** Total Fund Operating Expenses (before waivers and/or reimbursements and excluding interest expense) would be: 0.92%, 0.84% and 0.84%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                    Emerald Treasury   Nations Treasury   Combined Fund
                          Fund               Fund           Pro Forma
                   ------------------ ------------------ --------------
1 year ...........        $  9                $ 8              $ 8
3 years ..........          29                 26               26
5 years ..........          50                 44               44
10 years .........         112                 99               99

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-10

                    EMERALD TREASURY FUND -- SERVICE SHARES
                   NATIONS TREASURY FUND -- INVESTOR A SHARES




                                                             Emerald Treasury   Nations Treasury   Combined Fund
                                                                   Fund               Fund           Pro Forma
                                                            ------------------ ------------------ --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ..................        None              None              None
 Maximum Sales Load Imposed on Reinvested Dividends .......        None              None              None
 Deferred Sales Load ......................................        None              None              None
 Redemption Fees ..........................................        None              None              None
 Exchange Fee .............................................        None              None              None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .........................         0.24%              0.16%            0.16%
 12b-1 Fees ...............................................           --               0.35%            0.35%
 Other Expenses (excluding interest expense)** ............         0.50%              0.14%            0.14%
                                                                   -----       ------------       ----------
Total Fund Operating Expenses:
 (after waivers or reimbursements and excluding interest
   expense)*** ............................................         0.74%              0.65%            0.65%
                                                                   =====       ============       ==========

---------
     * Management Fees (before waivers) would be: 0.25%, 0.20% and 0.20%, respectively.

** Other Expenses (including interest expense) would be: 0.63% for Emerald
 Treasury Fund.

*** Total Fund Operating Expenses (before waivers and excluding interest expense) would be: 0.75%, 0.69% and 0.69%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                    Emerald Treasury   Nations Treasury   Combined Fund
                          Fund               Fund           Pro Forma
                   ------------------ ------------------ --------------
1 year ...........         $ 8                $ 7              $ 7
3 years ..........          24                 21               21
5 years ..........          41                 36               36
10 years .........          92                 81               81

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-11

        EMERALD U.S. GOVERNMENT SECURITIES FUND -- INSTITUTIONAL SHARES
            NATIONS GOVERNMENT SECURITIES FUND -- PRIMARY A SHARES




                                                             Emerald U.S.        Nations
                                                              Government        Government     Combined Fund
                                                           Securities Fund   Securities Fund     Pro Forma
                                                          ----------------- ----------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................       None              None             None
 Maximum Sales Load Imposed on Reinvested Dividends .....       None              None             None
 Deferred Sales Load ....................................       None              None             None
 Redemption Fees ........................................       None              None             None
 Exchange Fee ...........................................       None              None             None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
 Management Fees (after waivers)* .......................        0.40%             0.50%            0.50%
 Other Expenses .........................................        0.19%             0.27%            0.25%
                                                          -----------       -----------       ----------
Total Fund Operating Expenses:
 (after waivers or reimbursements)** ....................        0.59%             0.77%            0.75%
                                                          ===========       ===========       ==========

---------
* Management Fees (before waivers) would be: 0.64% for Nations Government Securities Fund and 0.61% for the Combined Fund.

** Total Fund Operating Expenses (before waivers) would be: 0.91% and 0.86%, respectively, for Nations Government Securities Fund and the Combined Fund.


Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                      Emerald U.S.        Nations
                       Government        Government     Combined Fund
                    Securities Fund   Securities Fund     Pro Forma
                   ----------------- ----------------- --------------
1 year ...........        $ 6               $ 8              $ 8
3 years ..........         19                25               24
5 years ..........         33                43               42
10 years .........         74                95               93

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-12

           EMERALD U.S. GOVERNMENT SECURITIES FUND -- RETAIL SHARES
            NATIONS GOVERNMENT SECURITIES FUND -- INVESTOR A SHARES




                                                             Emerald U.S.        Nations
                                                              Government        Government     Combined Fund
                                                           Securities Fund   Securities Fund     Pro Forma
                                                          ----------------- ----------------- --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ................       None              None             None
 Maximum Sales Load Imposed on Reinvested Dividends .....       None              None             None
 Deferred Sales Load ....................................       None              None             None
 Redemption Fees ........................................       None              None             None
 Exchange Fee ...........................................       None              None             None
Annual Fund Operating Expenses: .........................
 (as a percentage of average net assets) ................
 Management Fees (after waivers)* .......................        0.40%             0.50%            0.50%
 12b-1 Fees .............................................        0.25%             0.25%            0.25%
 Shareholder Processing Plan. ...........................        0.25%               --               --
 Other Expenses (after reimbursements)** ................        0.21%             0.27%            0.25%
                                                          -----------             -----            -----
Total Fund Operating Expenses:
 (after waivers or reimbursements)** ....................        1.11%             1.02%            1.00%
                                                          ===========             =====            =====

---------
 * Management Fees (before waivers) would be: 0.64% for Nations Government Securities Fund and 0.61% for the Combined Fund.

** Other Expenses (before reimbursements) would be: 0.25% for Emerald U.S.
 Government Securities Fund.

** Total Fund Operating Expenses (before waivers and/or reimbursements) would be: 1.15%, 1.16% and 1.11%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                      Emerald U.S.        Nations
                       Government        Government     Combined Fund
                    Securities Fund   Securities Fund     Pro Forma
                   ----------------- ----------------- --------------
1 year ...........        $ 11              $ 10            $ 10
3 years ..........          35                32              32
5 years ..........          61                56              55
10 years .........         135               125             122

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-13

                                  APPENDIX IV

Investment Objectives, Limitations and Certain Significant Investment Policies
                                    of the
          Operating Nations Funds and the Corresponding Emerald Funds

     This Appendix sets forth the investment objectives, fundamental and certain non-fundamental limitations and significant investment policies of four of the Emerald Funds that will be reorganized into four of the operating Nations Funds, as well as the investment objectives, fundamental and non-fundamental limitations and significant investment policies of such Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Emerald Funds and the corresponding Nations Funds which are incorporated by reference in this Proxy/Prospectus.


I. EMERALD SMALL CAPITALIZATION FUND/NATIONS SMALL COMPANY GROWTH FUND

     Investment Objectives.

   1. Emerald Small Capitalization Fund: to provide long-term capital appreciation.

   2. Nations Small Company Growth Fund: to seek long-term capital growth by investing primarily in equity securities.

     Comment: Generally, the Emerald Small Capitalization Fund invests at least 65% of total assets in companies with market capitalizations between $50 million and $2 billion. The Nations Small Company Growth Fund invests at least 65% of total assets in companies with market capitalizations of $1 billion or less and may invest up to 35% of total assets in companies that have market capitalization greater than $1 billion. Nations Small Company Growth Fund also may invest up to 10% of total assets in debt securities rated AA or above by S&P or Aa or above by Moody's.

     The Emerald Small Capitalization Fund considers smaller companies as those companies with capitalizations that are less than the capitalization of companies which predominate the major market indices. The Nations Small Company Growth Fund classifies companies quarterly by market value and eliminates the largest 20% to establish the Fund's small-capitalization universe.

     The Emerald Small Capitalization Fund may invest up to 25% of total assets in foreign securities utilizing ADRs, EDRs, and GDRs. Conversely, Nations Small Company Growth Fund may only invest up to 5% of total assets in foreign securities.


II. EMERALD U.S. GOVERNMENT SECURITIES FUND/NATIONS GOVERNMENT SECURITIES FUND

     Investment Objectives.

     1. Emerald U.S. Government Securities Fund: to seek consistently positive income by investing principally in U.S. Government securities and repurchase agreements collateralized by such securities.

     2. Nations Government Securities Fund: to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Comment: The Emerald U.S. Government Securities Fund invests at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. Similarly, Nations Government Securities Fund invests at least 65% of its total assets in U.S. Government Obligations.

     The Emerald U.S. Government Securities Fund has no minimum or maximum maturity for securities held, although it is expected that the dollar weighted average portfolio maturity will be between five and ten years. The Nations Government Securities Fund is expected to have an average dollar weighted portfolio maturity between three and ten years and the Fund's duration is expected to range between 3.5 to 6 years.

     The Emerald U.S. Government Securities Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Nations Government Securities Fund may also invest in corporate debt obligations, dollar-denominated debt obligations of foreign issuers, money market instruments and mortgaged-related securities of both governmental and private issuers. Debt obligations acquired by the Nations Government Securities Fund will be rated investment grade at the time of purchase.

III. EMERALD TREASURY FUND/NATIONS TREASURY FUND

     Investment Objectives.

     1. Emerald Treasury Fund: to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

     2. Nations Treasury Fund: to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

     Comment: Each of these Funds is a money market fund and seeks to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so. Both Funds invest in obligations that the U.S. Treasury has issued or to which the U.S. Government has pledged its full faith and credit to guarantee the payment of principal and interest.

     Both Funds, under normal market conditions, will invest 65% or more of their respective total assets in U.S. Treasury obligations and repurchase agreements for which such obligations serve as collateral. Each Fund also may lend its portfolio securities and may invest in shares of other investment companies. Nations Treasury Fund also may invest up to 25% of its total assets in obligations that are issued by banks.

     Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days, and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both Funds limit their investments to "First Tier Securities" as defined by Rule 2a-7.


IV. EMERALD PRIME FUND/NATIONS PRIME FUND

     A. Investment Objectives.

     1. Emerald Prime Fund: to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

     2. Nations Prime Fund: to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

     Comment: Each of these Funds is a money market fund and seeks to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so. Both Funds invest in a broad range of short-term government, bank and corporate obligations.

     Nations Prime Fund also may invest up to 100% of its total assets in obligations that are issued by banks.

     Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days, and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both Funds limit their investments to "First Tier Securities" as defined by Rule 2a-7.

                                  APPENDIX V

       Shareholder Transactions and Services of the Nations Funds and the
                          Corresponding Emerald Funds

     This Appendix compares the shareholder transactions and services of the Emerald Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Emerald Funds and Nations Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Emerald Fund classes under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations' procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.

I. Emerald Funds -- Retail Shares (Emerald International Equity Fund, Emerald Small Capitalization Fund and Emerald U.S. Government Securities Fund).

     Corresponding Nations Funds -- Investor A Shares (Nations International Value Fund, Nations Small Company Growth Fund and Nations Government Securities
Fund).


     A. Sales Charges and Exemptions

     There is no front end or contingent-deferred sales charge on either the Retail Shares of the Emerald Funds or the Investor A Shares of the Nations Funds.


     B. Purchase Policies



                                                        Nations Funds                          Emerald Funds
                                            ------------------------------------   ------------------------------------
Minimum initial investment ..............   Nations Funds $1,000 for a             Emerald Funds $1,000 for a
                                            regular account; $500 for IRA          regular account**; $500 for
                                            investors; $250 for non-working        investors participating in the E-Z
                                            spousal IRAs; $100 for investors       Matic Investment Plan; $50 for
                                            participating in the Systematic        investors participating in the
                                            Investment Plan; no minimum            Periodic Investment Plan; $1,000
                                            investment for 401(k) plans,           for IRA investors; $250 for
                                            simplified employee pension plans      non-working spousal IRAs; no
                                            ("SEPs"), Savings Incentives           minimum investment for 401(k)
                                            Method Plans for Employees             Plans, Qualified Retirement Plans
                                            ("SIMPLE IRAs") and salary             and SEP-IRAs.
                                            reduction-IRAs ("SAR-IRAs").*
Minimum subsequent investments ..........   $100; $50 for subsequent               $100 for regular accounts*** and
                                            investments made through the           investors in the E-Z Matic
                                            Systematic Investment Plan.            Investment Plan; $50 for investors
                                                                                   in the Periodic Investment Plan;
                                                                                   no minimum investment for IRAs,
                                                                                   401(k) Plans, Qualified Retirement
                                                                                   Plans and SEP-IRAs.
Purchase methods ........................   Through Selling Agents, Servicing      Through Barnett Investments, Inc.,
                                            Agents, a Nations Fund Personal        Service Organizations; by mail; by
                                            Investment Planner account; by         wire; by telephone; an E-Z Matic
                                            mail; by wire; by telephone and a      Investment Plan account and
                                            Systematic Investment Plan.            Periodic Investment Plan account.

 * The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

** If the investment is made through a qualified account at a Service
    Organization whose clients have made total investments of at least $1,000,000 the investor qualifies for a $100 minimum initial investment; employees of Barnett Capital and its affiliates qualify for a $500 minimum initial investment.

*** Employees of Barnett Capital and its affiliates qualify for a $50 minimum subsequent investment.


     C. Redemption Procedures



                                                   Nations Funds                       Emerald Funds
                                         ---------------------------------   --------------------------------
Through an authorized selling or
 servicing agent .....................   Yes                                 Yes
By mail ..............................   Yes                                 Yes
By telephone .........................   Yes                                 Yes
By wire ..............................   Yes                                 Yes
Check writing feature ................   No                                  No
By automatic withdrawal plan .........   Yes (net asset value of account     Yes (net asset value of account
                                         must be $10,000)                    must be at least $5,000)

     Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     Emerald may redeem Retail Shares involuntarily if the balance of an account (other than an IRA or Qualified Retirement Plan account) decreases to a value below $1,000 due to shareholder redemptions, and the shareholder does not increase such balance to $1,000 upon 30 days' written notice. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable, portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services



                                                            Nations Funds                      Emerald Funds
                                                  --------------------------------   --------------------------------
Systematic/automatic investment plan ..........   Yes (in any amount from $50 to     Yes (debits shareholder's bank
                                                  $100,000)                          account and purchases shares
                                                                                     either once or twice a month in
                                                                                     amounts as specified by the
                                                                                     shareholder)

     E. Share Exchanges



                                                  Nations Funds                         Emerald Funds
                                        ---------------------------------   ------------------------------------
By mail .............................   Yes                                 Yes
By telephone ........................   Yes                                 Yes
Minimum .............................   The Investor A Shares exchanged     The Retail Shares exchanged must
                                        must have a current value of at     have a current value of at least
                                        least $1,000.                       $ 500.
Automatic exchange feature ..........   Yes. A shareholder may              No
                                        automatically exchange at least
                                        $25 on a monthly or quarterly
                                        basis.

     Retail Shares of an Emerald Fund may be exchanged for Institutional Shares of the same Fund that are held in a qualified trust, agency or custodial account or for Retail Shares of another Emerald Fund.

     Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of any other Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

II. Emerald Funds -- Institutional Shares (Emerald International Value Fund, Emerald Small Capitalization Fund, Emerald U.S. Government Securities Fund, Emerald Prime Fund and Emerald Treasury Fund).

     Corresponding Nations Funds -- Primary A Shares (Nations International Value Fund, Nations Small Company Growth Fund, Nations Government Securities Fund, Nations Prime Fund and Nations Treasury Fund).


     A. Sales Charges and Exemptions

     There is no front-end or contingent-deferred sales charge on the Institutional Shares of the Emerald Funds or the Primary A Shares of the Nations Funds.


     B. Purchase Policies



                                                         Nations Funds                            Emerald Funds
                                            --------------------------------------   --------------------------------------
Minimum initial investment ..............   $250,000                                 $250,000 for non-money market
                                                                                     funds; $5,000 for money market
                                                                                     funds; there is no minimum initial
                                                                                     investment requirement for
                                                                                     transfers of assets by Barnett's
                                                                                     customers from other banks or
                                                                                     financial institutions.
Minimum subsequent investments ..........   None                                     None for non-money market
                                                                                     funds; $100 for money market
                                                                                     funds.
Purchase methods ........................   Primary A Shares may be sold to          Institutional Shares may be sold to
                                            NationsBank and its affiliates           Barnett and its affiliates, as well
                                            acting on behalf of bona fide trust      as Barnett's correspondent banks
                                            customers. Primary A Shares also         and other institutions acting on
                                            may be sold to employee benefit          behalf of themselves or their
                                            plans, charitable foundations,           customers who maintain qualified
                                            endowments and to other funds in         trust, agency or custodial accounts.
                                            the Nations Fund family.                 All share purchases are effected
                                                                                     through a customer's account at
                                                                                     Barnett or another institution.

     C. Redemption Procedures



                                         Nations Funds     Emerald Funds
                                        ---------------   --------------
Through the transfer agent ..........   Yes               Yes
By telephone ........................   Yes               Yes
By wire .............................   Yes               Yes
Check writing feature ...............   No                No

     Due to the high cost of maintaining fund accounts with small balances, Nations reserves the right to close a shareholder's account and send the shareholder the proceeds if the balance falls below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customers. Nations also may redeem Shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     With respect to the Emerald money market funds, an involuntary redemption of Institutional Shares may occur if the balance of an account (other than an IRA or Qualified Retirement Plan account) decreases to a value below $4,000 due to shareholder redemptions, and the shareholder does not increase such balance to $4,000 upon 60 days' written notice. With respect to the Emerald non-money market funds, an involuntary redemption of Institutional Shares may occur if the account balance has fallen below the minimum level due to shareholder redemptions. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services

     None.

     E. Share Exchanges



                           Nations Funds     Emerald Funds
                          ---------------   --------------
By mail ...............   Yes               Yes
By telephone ..........   Yes               Yes

     Primary A Shares of a Nations Fund may be exchanged for Primary A Shares of any other Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

     Institutional Shares of the Emerald Funds may be exchanged for Retail Shares of the same Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of Barnett or another bank trust company or financial institution. Exchanges are subject to the $250,000 and $5,000 respective minimum investment requirements imposed.

III. Emerald Funds -- Service Shares (Emerald Prime Fund and Emerald Treasury
Fund).
     Nations Funds -- Investor A Shares (Nations Prime Fund and Nations Treasury Fund).


     A. Sales Charges and Exemptions
     There is no front-end or contingent-deferred sales charge on the Service Shares of the Emerald Funds or the Investor A Shares of the Nations Funds.


     B. Purchase Policies



                                                        Nations Funds                            Emerald Funds
                                            -------------------------------------   ---------------------------------------
Minimum initial investment ..............   $1,000 for a regular account; $500      $5,000; there is no minimum
                                            for IRA investors; $250 for             initial investment requirements for
                                            non-working spousal IRAs; $100          transfers of assets by Barnett's
                                            for investors participating in the      customers from other banks or
                                            Systematic Investment Plan; no          financial institutions.
                                            minimum investment for 401(k)
                                            plans, simplified employee
                                            pension plans ("SEPs"), Savings
                                            Incentives Method Plans for
                                            Employees ("SIMPLE IRAs") and
                                            salary reduction-IRAs
                                            ( "SAR-IRAs").*
Minimum subsequent investments ..........   $100; $50 for subsequent                $  100
                                            investments made through the
                                            Systematic Investment Plan.
Purchase methods ........................   Through Selling Agents, Servicing       Sold to Barnett and its affiliates,
                                            Agents, a Nations Fund Personal         as well as Barnett's correspondent
                                            Investment Planner account; by          banks and other institutions acting
                                            mail; by wire; by telephone and a       on behalf of themselves or their
                                            Systematic Investment Plan.             customers who maintain qualified
                                                                                    trust, agency or custodial accounts.
                                                                                    All share purchases are effected
                                                                                    through a customer's account at
                                                                                    Barnett or another institution.

* The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.


     C. Redemption Procedures



                                                   Nations Funds              Emerald Funds
                                         ---------------------------------   --------------
Through an authorized selling or
 servicing agent .....................   Yes                                 Yes
By mail ..............................   Yes                                 Yes
By telephone .........................   Yes                                 Yes
By wire ..............................   Yes                                 Yes
Check writing feature ................   Yes                                 No
By automatic withdrawal plan .........   Yes (net asset value of account     No
                                         must be $10,000)

     Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     Emerald may redeem Service Shares involuntarily if the balance of an account decreases to a value below $4,000 due to shareholder redemptions, and the shareholder does not increase such balance to $4,000 upon 60 days' written notice. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services



                                                             Nations Funds               Emerald Funds
                                                  -----------------------------------   --------------
Systematic/automatic investment plan ..........   Yes (in any amount from $50 to        No
                                                  $ 100,000).

 E. Share Exchanges



                                                  Nations Funds              Emerald Funds
                                        ---------------------------------   --------------
By mail .............................   Yes                                 No
By telephone ........................   Yes                                 No
Minimum .............................   The Investor A Shares exchanged     No
                                        must have a current value of at
                                        least $1,000
Automatic exchange feature ..........   Yes. A shareholder may              No
                                        automatically exchange at least
                                        $25 on a monthly or quarterly
                                        basis.

     Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of any other Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

     Emerald does not offer currently an exchange privilege with respect to Service Shares of the Emerald Funds.

IV. Emerald Funds -- Retail Shares (Emerald Prime Fund and Emerald Treasury
    Fund).

     Corresponding Nations Funds -- Daily Shares (Nations Prime Fund and Nations Treasury Fund).


     A. Sales Charges and Exemptions

There is no front-end or contingent-deferred sales charge on the Retail Shares of the Emerald Funds or the Daily Shares of the Nations Funds.


     B. Purchase Policies



                                                        Nations Funds                           Emerald Funds
                                            -------------------------------------   ------------------------------------
Minimum initial investment ..............   $1,000 for a regular account; $500      $1,000 for a regular account**;
                                            for IRA investors; $250 for             $500 for investors participating in
                                            non-working spousal IRAs; $100          the E-Z Matic Investment Plan;
                                            for investors participating in the      $50 for investors participating in
                                            Systematic Investment Plan; no          the Periodic Investment Plan;
                                            minimum investment for 401(k)           $1,000 for IRA investors; $250 for
                                            plans, simplified employee              non-working spousal IRAs; no
                                            pension plans ("SEPs"), Savings         minimum investment for 401(k)
                                            Incentives Method Plans for             Plans, Qualified Retirement Plans
                                            Employees ("SIMPLE IRAs") and           and SEP-IRAs.
                                            salary reduction-IRAs
                                            ( "SAR-IRAs").*
Minimum subsequent investments ..........   $100; $50 for subsequent                $100 for regular accounts*** and
                                            investments made through the            investors in the E-Z Matic
                                            Systematic Investment Plan.             Investment Plan; $50 for investors
                                                                                    in the Periodic Investment Plan;
                                                                                    no minimum investment for IRAs,
                                                                                    401(k) Plans, Qualified Retirement
                                                                                    Plans and SEP-IRAs.
Purchase methods ........................   Through Selling Agents, Servicing       Through Barnett Investments, Inc.,
                                            Agents, a Nations Fund Personal         Service Organizations; by mail; by
                                            Investment Planner account; by          wire; by telephone; an E-Z Matic
                                            mail; by wire; by telephone and a       Investment Plan account and
                                            Systematic Investment Plan.             Periodic Investment Plan account.

 * The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

** If the investment is made through a qualified account at a Service
    Organization whose clients have made total investments of at least $1,000,000 the investor qualifies for a $100 minimum initial investment; employees of Barnett Capital and its affiliates qualify for a $500 minimum initial investment.

*** Employees of Barnett Capital and its affiliates qualify for a $50 minimum subsequent investment.


     C. Redemption Procedures



                                                   Nations Funds                             Emerald Funds
                                     ----------------------------------------- ----------------------------------------
Through an authorized selling or
 servicing agent ................... Yes                                       Yes
By mail ............................ Yes                                       Yes
By telephone ....................... Yes                                       Yes
By wire ............................ Yes                                       Yes
Check writing feature .............. No                                        No
By automatic withdrawal plan ....... Yes (net asset value of account must be   Yes (net asset value of account must be
                                     $10,000)                                  at least $5,000)

     Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Daily Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     Emerald may redeem Retail Shares involuntarily if the balance of an account (other than an IRA or Qualified Retirement Plan account) decreases to a value below $1,000 due to shareholder redemptions, and the shareholder does not increase such balance to $1,000 upon 30 days' written notice. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services

                                                     Nations Funds                      Emerald Funds
                                          ----------------------------------- --------------------------------
  Systematic/automatic investment plan .. Yes (in any amount from $50 to      Yes (debits shareholder's bank
                                          $ 100,000).                         account and purchases shares
                                                                              either once or twice a month in
                                                                              amounts as specified by the
                                                                              shareholder).

     E. Share Exchanges

                                                   Nations Funds                       Emerald Funds
                                        ----------------------------------   ---------------------------------
By mail .............................   Yes                                  Yes
By telephone ........................   Yes                                  Yes
Minimum .............................   The Daily Shares exchanged must      The Retail Shares exchanged must
                                        have a current value of at least     have a current value of at least
                                        $1,000                               $500
Automatic exchange feature ..........   Yes. A shareholder may               No
                                        automatically exchange at least
                                        $25 on a monthly or quarterly
                                        basis.

     Retail Shares of an Emerald Fund may be exchanged for Institutional Shares of the same Fund that are held in a qualified trust, agency or institutional account or for Retail Shares of another Emerald Fund.

     Daily Shares of a Nations Fund may be exchanged for Investor C Shares of any other Nations non-money market fund and Daily Shares of any Nations money market fund. Exchanges are subject to the minimum investment requirements imposed.

VI. Dividends and Distributions

     A. Dividends Declared Daily/Paid Monthly


                Emerald Fund                                  Nations Fund
-------------------------------------------       -----------------------------------
        Emerald Prime Fund                        Nations Prime Fund
        Emerald Treasury Fund                     Nations Treasury Fund
        Emerald U.S. Government Securities Fund   Nations Government Securities Fund

     B. Dividends Declared Monthly/Paid Monthly


 Emerald Fund               Nations Fund
--------------   ----------------------------------
  None           Nations Small Company Growth Fund

     C. Dividends Declared Annually/Paid Annually



             Emerald Fund                            Nations Fund
-------------------------------------       ---------------------------------
        Emerald International Equity Fund   Nations International Value Fund
        Emerald Small Capitalization Fund

                                  APPENDIX VI

           Management's Discussion and Analysis of the Nations Funds

                      (This Page Left Blank Intentionally)

                       NATIONS GOVERNMENT SECURITIES FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     John Swaim is Senior Portfolio Manager of Nations Government Securities Fund and Senior Portfolio Manager, Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PERFORMANCE REVIEW*

     For the one-year period ended March 31, 1997, Nations Government Securities Fund Investor A Shares provided shareholders with a total return of 2.92%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Swaim shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

WHAT HAPPENED IN THE FIXED INCOME MARKET OVER THE LAST TWELVE MONTHS?

     The bond market witnessed a strong selloff early in the reporting year as the economy rebounded after the severe winter and government shutdown. Rates on the benchmark 30-year U.S. Treasury bond climbed from 6.60% at the beginning of April 1996 to 7.20% by early summer. The market then settled into a trading range that lasted until the fall, when a rally dropped rates to 6.38% based on continued good inflation news. The market sold off in December and January as economic data showed persistent strength, bringing the long bond yield back to 6.95%. The yield at March 31, 1997 was 7.10%.

     The predominant theme in the market was a tug of war between economic strength on one hand and positive inflation news on the other. These two countervailing forces held bonds in an 80-basis-point range.

HOW DID YOU POSITION THE FUND IN RESPONSE TO MARKET CONDITIONS?

     Since rates held in a fairly narrow range, the Fund benefited from callable securities, including mortgages and agency issues. These securities benefit from stability in interest rates as the Fund picks up incremental income with little risk of the securities being called away. Interest rate movements during the year generally helped the Fund's performance. The Fund was short duration early in the year, which helped performance as rates backed up. The Fund became progressively longer through the middle of the year, allowing it to benefit from declining rates. During the range bound period, the Fund was able to benefit from duration adjustments at the margin. As interest rates backed up to the range highs, we added incrementally to duration. As interest rates approached the lows of the range, we reduced duration. This strategy was successful for most of the year, though the Fund's performance suffered from its duration being short in January when interest rates declined.

WHAT IS YOUR OUTLOOK GOING FORWARD AND HOW DO YOU ANTICIPATE POSITIONING THE FUND IN RESPONSE?**

     Our near-term outlook is one of caution, with the Federal Reserve Board's (the "Fed") stated wariness concerning economic strength and wage pressure. Consequently, the Fund's duration is shorter than its benchmark, but we are looking for the appropriate level to lengthen duration and take advantage of higher yield potential. We think the economy will eventually decelerate, either by its own lack of forward momentum or with additional increases in interest rates by the

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser. Such fee waivers have the effect of increasing total return.

  ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

Fed. We feel mortgages are somewhat vulnerable to a spread widening, and, therefore, are cautious about the sector in the near term. However, because the yield offered by these securities is so attractive, the Fund will maintain a representative position. While callable agency securities are vulnerable as well, they are less so than mortgages. We have, therefore, added to the Fund's holdings of callable securities.

     As of March 31, 1997, the Fund's average maturity was 9.6 years and the average effective duration was 4.8 years. Approximately 58% of the Fund was invested in mortgages with the balance in other U.S. Government securities.

NATIONS FUNDS
Nations Government Securities Fund
---------------------------------------------
   PORTFOLIO BREAKDOWN AS OF 3/31/97
[PIE CHART]

Mortgage-Backed Securities               57.7%
U.S. Government Agency Securities         7.0%
U.S. Treasury Obligations                32.9%
Repurchase Agreement and Other
  Assets and Liabilities (Net)            2.4%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                                 % OF NET ASSETS AS OF 3/31/97

                                                                          1. Federal National Mortgage Association
                                                                             Certificates                                  35.1%
                                                                          2. U.S. Treasury Bonds                           20.9
                                                                          3. Government National Mortgage Association
                                                                             Certificates                                  17.2
                                                                          4. U.S. Treasury Notes                           12.0
                                                                          5. Federal Home Loan Mortgage Corporation
                                                                             Certificates                                   5.1
                                                                          6. Federal Home Loan Mortgage Corporation,
                                                                             6.280% 03/06/06                                2.8
                                                                          7. Federal Home Loan Bank,
                                                                             7.700% 03/19/12                                1.9
                                                                          8. Federal Farm Credit Systems, 9.450% 11/21/03   1.5
                                                                          9. Federal Home Loan Mortgage Corporation,
                                                                             7.950% 07/28/04                                0.7
                                                                         10. Government National Mortgage Association II
                                                                             Certificate, 11% 10/20/20                      0.2

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97         2.92%
Five Years Ended 03/31/97   4.79%
Since Inception (04/17/91)
  through 03/31/97          5.61%

The chart to the right shows
the growth in value of a
hypothetical $10,000
investment in Investor A
Shares of Nations Government
Securities Fund on April 17,
1991 (inception date). Figures
for the Lehman Intermediate
Treasury Index track the
market value of U.S. Treasury
securities with maturities of
3 to 10 years. The Salomon
Brothers Mortgage Index is
comprised of 30-year and
15-year GNMA, FNMA and FHLMC
securities, and FNMA and FHLMC
balloon mortgages. Both
indices are unmanaged and
include reinvestment of
dividends.

[LINE GRAPH]

                                                                                                          Growth of Investment
              Measurement Period                      Salomon Brothers         Lehman Intermediate         with Distributions
                 (Quarterly)                           Mortgage Index             Treasury Index               Reinvested
Apr. 17, 1991                                               10000                      10000                      10000
May 31, 1991                                                10097                      10061                      10104
                                                            10657                      10541                      10626
                                                            11129                      11055                      11149
                                                            11070                      10933                      10949
May 31, 1992                                                11517                      11359                      11378
                                                            11857                      11866                      11744
                                                            11949                      11823                      11716
                                                            12299                      12270                      12063
May 31, 1993                                                12560                      12512                      12311
                                                            12674                      12777                      12600
                                                            12790                      12796                      12607
                                                            12521                      12558                      12223
May 31, 1994                                                12453                      12489                      12009
                                                            12552                      12584                      11940
                                                            12607                      12570                      11936
                                                            13272                      13090                      12522
May 31, 1995                                                13959                      13705                      13094
                                                            14242                      13913                      13312
                                                            14721                      14383                      13726
Mar. 31, 1996                                               14667                      14281                      13444
                                                            14766                      14373                      13422
                                                            15076                      14620                      13637
                                                            15512                      14956                      14039
Mar. 31, 1997                                               15531                      14945                      13837

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Government Securities Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N, PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      2.17%*
Year Ended 03/31/97                      2.67%
Since Inception (07/06/92) through
  03/31/97                               3.55%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      2.51%
Since Inception (06/07/93) through
  03/31/97                               2.88%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      3.18%
Five Years Ended 03/31/97                5.02%
Since Inception (04/11/91) through
  03/31/97                               5.84%

AGGREGATE TOTAL RETURN
PRIMARY B SHARES**
----------------------------------------------
Since Inception (06/28/96) through
  03/31/97                               2.90%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N, Primary A and Primary B Shares of Nations Fund from the date each class of shares was first offered. Figures for the Lehman Intermediate Treasury Index track the market value of U.S. Treasury securities with maturities of 3 to 10 years. The Salomon Brothers Mortgage Index is comprised of 30-year and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages. Both indices are unmanaged and include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (4/11/91) through 6/28/96, plus the performance for Primary B Shares from their date of inception (6/28/96) through 3/31/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This difference in expenses will result in a slight difference in the performance of Primary A and Primary B Shares.


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                  [LINE GRAPH]

                                                 GROWTH OF
                        SALOMON       LEHMAN     INVESTMENT
                        BROTHERS    INTERMEDIATE    WITH
 MEASUREMENT PERIOD     MORTGAGE     TREASURY    DISTRIBUTIONS
     QUARTERLY           INDEX        INDEX      REINVESTED
JULY 6, 1992             10000        10000        10000
                         10295        10447        10223
                         10375        10409        10181
                         10679        10802        10478
MAY 31, 1993             10905        11016        10667
                         11005        11249        10900
                         11105        11265        10890
                         10872        11056        10543
MAY 31, 1994             10813        10995        10345
                         10898        11079        10273
                         10946        11067        10257
                         11523        11924        10747
MAY 31, 1995             12120        12065        11224
                         12365        12249        11397
                         12782        12663        11736
MAR. 31, 1996            12734        12573        11488
                         12821        12654        11462
                         13090        12871        11638
                         13468        13167        11974
MAR. 31, 1997            13485        13157        11794

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                  [LINE GRAPH]

                                                 GROWTH OF
                        SALOMON       LEHMAN     INVESTMENT
                        BROTHERS    INTERMEDIATE    WITH
 MEASUREMENT PERIOD     MORTGAGE     TREASURY    DISTRIBUTIONS
     QUARTERLY           INDEX        INDEX      REINVESTED
JUNE 7, 1993             10000        10000        10000
                         10190        10362        10296
                         10282        10379        10289
                         10066        10184         9963
MAY 31, 1994             10012        10129         9779
                         10091        10206         9713
                         10136        10195         9700
                         10670        10616        10166
MAY 31, 1995             11222        11115        10620
                         11450        11283        10786
                         11835        11665        11110
MAR. 31, 1996            11791        11582        10871
                         11871        11657        10842
                         12121        11857        11005
                         12471        12129        11318
MAR. 31, 1997            12486        12120        11144

              PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

                                  [LINE GRAPH]

                   GROWTH                             GROWTH
                     OF                                 OF
                  INVESTMENT                         INVESTMENT
                    WITH      SALOMON     LEHMAN       WITH
  MEASUREMENT   DISTRIBUTIONS BROTHERS INTERMEDIATE DISTRIBUTIONS
     PERIOD       REINVESTED  MORTGAGE   TREASURY    REINVESTED
   QUARTERLY        - B        INDEX      INDEX        - A
APR. 11, 1991       10000      10000      10000      10000
                    10118      10203      10167      10118
                    10647      10768      10650      10647
                    11178      11245      11170      11178
                    10983      11185      11047      10983
MAY 31, 1992        11419      11637      11476      11419
                    11794      11980      11989      11794
                    11782      12074      11946      11782
                    12136      12427      12397      12136
MAY 31, 1993        12378      12691      12642      12378
                    12673      12807      12909      12673
                    12685      12923      12928      12685
                    12303      12652      12688      12303
MAY 31, 1994        12096      12583      12618      12096
                    12033      12663      12714      12033
                    12037      12739      12700      12037
                    12635      13410      13225      12635
MAY 31, 1995        13221      14105      13847      13221
                    13449      14395      14037      13449
                    13876      14875      14532      13876
                    13599      14820      14428      13599
JUN. 28, 1996       13585      14920      14522      13585
                    13795      15234      14771      13812
                    14192      15674      15110      14228
MAR. 31, 1997       13979      15693      15099      14032

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                     PILOT SMALL CAPITALIZATION EQUITY FUND
                           PERFORMANCE AND COMMENTARY

PERFORMANCE REVIEW

The Pilot Small Capitalization Equity Fund (Pilot Shares) provided a total return of 6.26% compared with a return of -0.35% for the Lipper Small Company average, for the period September 1, 1996 through April 30, 1997.

COMMENTARY

The market favored larger capitalization companies and more value-oriented stocks during this time period, with the S&P 500 Index up more than three times as much as the Russell 2000 Index (31.00% vs. 9.60%). The Portfolio's overweighted positions in basic materials, capital goods, consumer cyclicals, energy and transportation sectors were rewarded by the market and contributed to the Portfolio's relative outperformance. Due to the magnitude of their gains, three companies stood out in particular: Innovex (disk drive components), Jabil Circuit (contract manufacturing) and Cellstar Corp. (wholesale distributor of cellular phones), all of which had market prices that more than tripled in price during this period.

             Pilot Small Capitalization Equity Fund
       Growth of a $10,000 investment vs. a benchmark since
                 inception as of April 30, 1997*

(Graph appears here. See table below for plot points.)

                   12/12/95      Aug-96       Apr-97

Pilot Shares       $10,000       $10,737      $11,409
Russell 2000       $10,000       $10,657      $11,078
Class A Shares     $ 9,551       $10,209      $10,825
Class B Shares     $10,000       $10,215      $10,802

The Russell 2000 Index is an unmanaged index representing 2000 small companies and is typically used as a measure of small capitalization stocks.

* The values presented in the above graph are shown through April 30, 1997. Information presented in the accompanying financial statements is through May 16, 1997.

                      (This Page Left Blank Intentionally)

                      (This Page Left Blank Intentionally)

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 25, 1998

                                  EMERALD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 (800) 637-3759

                               NATIONS FUND, INC.
                              ONE NATIONSBANK PLAZA
                               CHARLOTTE, NC 28255
                                 (800) 626-2275

         (MAY 4, 1998 SPECIAL MEETING OF SHAREHOLDERS OF EMERALD FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Emerald to be held on May 4, 1998. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Emerald or Nations at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

         Further information about the Investor A and Primary A Shares of the Nations Prime Fund, Nations Small Company Growth Fund, Nations Treasury Fund and Nations Government Securities Fund, and about the Daily Shares of Nations Prime Fund and Nations Treasury Fund, is contained in and incorporated herein by reference to the statement of additional information for Investor A and Primary A Shares of the Nations Prime Fund, Nations Small Company Growth Fund, Nations Treasury Fund and Nations Government Securities Fund, and for the Daily Shares of Nations Prime Fund and Nations Treasury Fund, dated August 1, 1997.

         Further information about the Retail, Institutional and Service Shares of the Emerald Prime Fund and Emerald Treasury Fund and the Retail and Institutional Shares of Emerald International Equity Fund, Emerald Small Capitalization Equity Fund and Emerald U.S. Government Securities Fund is contained in and incorporated herein by reference to the statement(s) of additional information for the Retail, Institutional and Service Shares of the Emerald Prime Fund and Emerald Treasury Fund and the Retail and Institutional Shares of Emerald International Equity Fund, Emerald Small Capitalization Equity Fund and Emerald U.S. Government Securities Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

                                TABLE OF CONTENTS


General
Information................................................................4
Introductory Note to PRO FORMA Financial Information.......................5

                               GENERAL INFORMATION

         The Reorganization contemplates the transfer of all of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of each Emerald Fund to a corresponding Nations Fund in exchange for Capital Class shares of the corresponding Nations Fund.

         The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective Emerald Funds that were outstanding immediately before the Closing.

         After the transfer of their Fund Assets and Liabilities in exchange for Shares of the Nations Funds, the Emerald Funds will distribute the Shares of the Nations Funds to their shareholders in liquidation of the Emerald Funds. Each shareholder owning shares of a particular Emerald Fund at the Closing will receive Shares of the corresponding Nations Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Emerald Funds. Nations will establish an account for each former shareholder of the Emerald Funds reflecting the appropriate number of Nations Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Emerald for each shareholder. Upon completion of the reorganization with respect to all Emerald funds, all outstanding shares of the Emerald Funds will be redeemed and cancelled in exchange for Shares of the Nations Funds distributed, and Emerald will wind up its affairs and be deregistered as an investment company under the 1940 Act.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

         The following unaudited PRO FORMA information gives effect to the proposed transfer of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of the Emerald Funds to the Nations Funds, accounted for as if such transfer had occurred as of November 30, 1997 and as if the Nations Funds had operated for the year then ended. However, it is possible that one of the Emerald Funds will not approve the merger, in which case the resulting fund or funds will be comprised of only that Emerald Fund that approves the merger. In addition, each PRO FORMA combining statement has been prepared based upon the structure of the proposed fee and expense structure of the applicable surviving Nations Fund. In addition, there is no expectation of any material repositioning of the portfolio securities of the Emerald Funds (other than the Emerald Equity Fund) after the Closing, except in the ordinary course of business.

         The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of the Emerald Funds and Nations Treasury Reserves included or incorporated herein by reference into this Statement of Additional Information. Each combination of the above Emerald Funds and Nations Funds will be accounted for as a tax-free reorganization. For more information concerning this aspect of the Reorganization, see "Information Relating to Proposal 2-Approval of the Reorganization Agreement-Federal Income Tax Considerations" in the Proxy/Prospectus.

NATIONS FUNDS
Nations Treasury Fund/Emerald Treasury Fund
Combining Schedule of Investments
November 30, 1997 (unaudited)

                                                                     Maturity
                   PRINCIPAL AMOUNT          DESCRIPTION               Date                   VALUE
-------------------------------------------------------------------------------------------------------------------------------
    Nations     Emerald                                                                     Nations      Emerald
   Treasury     Treasury                                                                   Treasury     Treasury
     Fund         Fund       Combined                                                        Fund         Fund       Combined
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 22.3%
                                        U.S. Treasury Bills - 3.3%
 $50,000,000           $0  $50,000,000  Discount note ## ............01/08/98             $49,720,278           $0  $49,720,278
           0   50,000,000   50,000,000  Discount note ...............01/22/98                       0   49,624,806   49,624,806
  40,000,000            0   40,000,000  Discount note ## ............02/05/98              39,609,866            0   39,609,866
                                                                                          -------------------------------------
                                                                                           89,330,144   49,624,806  138,954,950
                                                                                          -------------------------------------
                                        U.S. Treasury Notes - 17.6%
           0   50,000,000   50,000,000  7.875% . ....................01/15/98                       0   50,145,782   50,145,782
           0   50,000,000   50,000,000  5.000% . ....................01/31/98                       0   49,957,201   49,957,201
           0   50,000,000   50,000,000  7.250% . ....................02/15/98                       0   50,162,134   50,162,134
  55,000,000   50,000,000  105,000,000  6.125% ## . .................03/31/98              55,027,282   50,120,425  105,147,707
  40,000,000   50,000,000   90,000,000  5.875% ## ...................04/30/98              40,037,746   50,087,404   90,125,150
  15,000,000            0   15,000,000  8.250% ## ...................07/15/98              15,228,454            0   15,228,454
 195,000,000            0  195,000,000  6.250% ## ...................07/31/98             195,682,101            0  195,682,101
  40,000,000            0   40,000,000  4.750% ## ...................09/30/98              39,714,049            0   39,714,049
  65,000,000            0   65,000,000  6.000% ## ...................09/30/98              65,181,237            0   65,181,237
  75,000,000            0   75,000,000  5.875% ## ...................10/31/98              75,135,704            0   75,135,704
                                                                                          -------------------------------------
                                                                                          486,006,573  250,472,946  736,479,519
                                                                                          -------------------------------------
                                        U.S. Treasury Strip - 1.4%
           0   60,000,000   60,000,000  Principal Only. .............02/15/98                       0   59,317,656   59,317,656
                                                                                          -------------------------------------

                                        TOTAL U.S. TREASURY OBLIGATIONS                   575,336,717  359,415,408  934,752,125
                                                                                          =====================================

REPURCHASE AGREEMENTS - 88.2%
                                        Repurchase Agreements - Fixed Rate - 0.0%
 840,000,000            0  840,000,000  Agreement with Bankers Trust N.Y. Corporation,
                                         5.740% dated 11/28/97 to be repurchased at
                                         $840,401,800 on 12/01/97.                        840,000,000            0  840,000,000

 168,000,000            0  168,000,000  Agreement with Bear Stearns, 5.750% dated
                                         11/28/97 to be repurchased at $168,080,500 on
                                         12/01/97.                                        168,000,000            0  168,000,000

 168,000,000            0  168,000,000  Agreement with BZW Securities Corporation,
                                         5.730% dated 11/28/97 to be repurchased at
                                         $168,080,220 on 12/01/97.                        168,000,000            0  168,000,000

 506,292,000            0  506,292,000  Agreement with CS First Boston Corporation,
                                         Interest is payable monthly. The agreement
                                         is terminable by the fund daily.                 506,292,000            0  506,292,000
                                         The final maturity date of the agreement is
                                         07/01/98.

 168,000,000            0  168,000,000  Agreement with Dresdner Bank Inc., 5.750%
                                         dated 11/28/97 to be repurchased at
                                         $168,080,500 on 12/01/97.                        168,000,000            0  168,000,000


           0   76,418,625   76,418,625  Agreement with First Boston, 5.380% dated
                                         11/06/97 to be repurchased at $76,704,133
                                         on 12/01/97.                                               0   76,418,625   76,418,625

 168,000,000            0  168,000,000  Agreement with First Union Corporation, 5.730%
                                         dated 11/28/97 to be repurchased at
                                         $168,080,220 on 12/01/97.                        168,000,000            0  168,000,000

           0   35,000,000   35,000,000  Agreement with Goldman Sachs, 5.500% dated
                                         11/25/97 to be repurchased at $35,032,083 on
                                         12/01/97.                                                  0   35,000,000   35,000,000

 168,000,000            0  168,000,000  Agreement with HSBC Securities, 5.730% dated
                                         11/28/97 to be repurchased at $168,080,220 on
                                         12/01/97.                                        168,000,000            0  168,000,000


 150,000,000            0  150,000,000  Agreement with Merrill Lynch Securities, 5.540%
                                         dated 11/28/97 to be repurchased at
                                         $150,069,250 on 12/01/97.                        150,000,000            0  150,000,000


  35,000,000            0   35,000,000  Agreement with Morgan (J.P.) Securities Inc.,
                                         5.740% dated 11/28/97 to be repurchased at
                                         $35,016,742 on 12/01/97.                          35,000,000            0   35,000,000

 295,000,000            0  295,000,000  Agreement with Morgan (J.P.) Securities Inc.,
                                         5.630% dated 11/28/97 to be repurchased at
                                         $295,138,404 on 12/01/97.                        295,000,000            0  295,000,000


           0  125,000,000  125,000,000  Agreement with Morgan (J.P.) Securities Inc.,
                                         5.530%% dated 11/25/97 to be repurchased at
                                         $125,115,208 on 12/01/97.                                  0  125,000,000  125,000,000

  90,000,000            0   90,000,000  Agreement with Morgan Stanley Group Inc., 5.750%
                                         dated 11/28/97 to be repurchased at $90,043,125
                                         on 12/01/97.                                      90,000,000            0   90,000,000

   1,280,000            0    1,280,000  Agreement with Morgan Stanley Group Inc., 5.500%
                                         dated 11/28/97 to be repurchased at $1,280,587
                                         on 12/01/97.                                       1,280,000            0    1,280,000


                  See Notes to Pro Forma Financial Statements.

NATIONS FUNDS
Nations Treasury Fund/Emerald Treasury Fund
Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                                                                             Maturity
                   PRINCIPAL AMOUNT          DESCRIPTION                       Date                           VALUE
--------------------------------------------------------------------------------------------------------------------------
    Nations     Emerald                                                                     Nations          Emerald
   Treasury     Treasury                                                                   Treasury          Treasury
     Fund         Fund       Combined                                                        Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (continued)
                                        Repurchase Agreements - Fixed Rate (continued)
         $0   $80,878,207  $80,878,207  Agreement with Morgan Stanley Group Inc., 5.700%
                                         dated 11/28/97 to be repurchased at $80,916,624
                                         on 12/01/97.                                                  $0    $80,878,207

          0    35,000,000   35,000,000  Agreement with Prudential Bache, 5.500% dated
                                         11/25/97 to be repurchased at $35,032,083 on
                                         12/01/97.                                                      0     35,000,000

168,000,000             0  168,000,000  Agreement with Smith Barney, Inc., 5.750% dated
                                         11/28/97 to be repurchased at $168,080,500 on
                                         12/01/97.                                            168,000,000              0


          0    85,000,000   85,000,000  Agreement with Smith Barney, Inc., 5.700% dated
                                         11/28/97 to be repurchased at $85,040,375 on
                                         12/01/97.                                                      0     85,000,000

168,000,000             0  168,000,000  Agreement with UBS Securities , Inc., 5.740%
                                         dated 11/28/97 to be repurchased at $168,080,360
                                         on 12/01/97.                                         168,000,000              0
                                                                                            ------------------------------

                                        TOTAL REPURCHASE AGREEMENTS FIXED RATE              3,093,572,000    437,296,832
                                                                                            ------------------------------

                                        Repurchase Agreements - Term - 4.0%
 50,000,000             0   50,000,000  Agreement with Deutsche Morgan, 5.520% with a
                                         final maturity date of 12/01/1997.                    50,000,000              0

120,000,000             0  120,000,000  Agreement with Lehman Brothers Inc., 5.670%, with
                                         a final maturity date of 1/20/98.                    120,000,000              0


                                                                                            ------------------------------
                                        TOTAL REPURCHASE AGREEMENTS-TERM                      170,000,000              0
                                                                                            ------------------------------

                                        TOTAL REPURCHASE AGREEMENTS                         3,263,572,000    437,296,832
                                                                                            ==============================

          SHARES
-------------------------
MONEY MARKET FUNDS - 1.6%
 30,025,000             0   30,025,000  AIM Treasury Fund. ...............................     30,025,000              0
 24,684,000             0   24,684,000  Dreyfus Treasury Cash Management Fund. ...........     24,684,000              0
 11,167,000             0   11,167,000  Fidelity Institutional Cash Portfolio ............     11,167,000              0
                                                                                            ------------------------------

                                        TOTAL MONEY MARKET FUNDS                               65,876,000              0
                                                                                            ==============================

TOTAL INVESTMENTS (Cost $3,904,784,717, $796,712,240 and $4,701,496,957) ....  112.1%       3,904,784,717    796,712,240
OTHER ASSETS AND LIABILITIES (Net) ..........................................  (12.1)        (506,978,487)     1,345,705
                                                                               -------------------------------------------
NET ASSETS ..................................................................  100.0%      $3,397,806,230   $798,057,945
                                                                               ===========================================

                                     Maturity
     DESCRIPTION                       Date
--------------------------------------------------------------------


                                                        Combined
--------------------------------------------------------------------

Repurchase Agreements - Fixed Rate (continued)
Agreement with Morgan Stanley Group Inc., 5.700%
 dated 11/28/97 to be repurchased at $80,916,624
 on 12/01/97.                                           $80,878,207

Agreement with Prudential Bache, 5.500% dated
 11/25/97 to be repurchased at $35,032,083 on
 12/01/97.                                               35,000,000

Agreement with Smith Barney, Inc., 5.750% dated
 11/28/97 to be repurchased at $168,080,500 on
 12/01/97.                                              168,000,000


Agreement with Smith Barney, Inc., 5.700% dated
 11/28/97 to be repurchased at $85,040,375 on
 12/01/97.                                               85,000,000

Agreement with UBS Securities , Inc., 5.740%
 dated 11/28/97 to be repurchased at $168,080,360
 on 12/01/97.                                           168,000,000
                                                   ----------------

TOTAL REPURCHASE AGREEMENTS FIXED RATE                3,530,868,832
                                                   ----------------

Repurchase Agreements - Term - 4.0%
Agreement with Deutsche Morgan, 5.520% with a
 final maturity date of 12/01/1997.                      50,000,000

Agreement with Lehman Brothers Inc., 5.670%, with
 a final maturity date of 1/20/98.                      120,000,000


                                                   ----------------
TOTAL REPURCHASE AGREEMENTS-TERM                        170,000,000
                                                   ----------------

TOTAL REPURCHASE AGREEMENTS                           3,700,868,832
                                                   ================



AIM Treasury Fund. ...............................       30,025,000
Dreyfus Treasury Cash Management Fund. ...........       24,684,000
Fidelity Institutional Cash Portfolio ............       11,167,000
                                                   ----------------

TOTAL MONEY MARKET FUNDS                                 65,876,000
                                                   ================

$796,712,240 and $4,701,496,957) ....  112.1%         4,701,496,957
 .....................................  (12.1)          (505,632,782)
                                       ----------------------------
 .....................................  100.0%        $4,195,864,175
                                       ============================

----------
##Security segregated as collateral for reverse repurchase agreement.


                  See Notes to Pro Forma Financial Statements.

                              NATIONS TREASURY FUND
                              EMERALD TREASURY FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997


                                             Nations Treasury    Emerald Treasury     Adjustments to          Pro Forma
                                                   Fund                Fund             Pro Forma          Combined (Note 1)
                                                   ----                ----             ---------          -----------------
ASSETS:
Investments at Amortized Cost                      $641,212,717       $359,415,410        -                   $1,000,628,127
Repurchase Agreements at amortized cost           3,263,572,000        437,296,830        -                    3,700,868,830
Cash                                                      1,951         -                 -                            1,951
Receivable for Securities on Loan                    -                  77,005,106        -                       77,005,106
Income Receivable                                     9,277,207          5,049,845        -                       14,327,052
Prepaid and Other Assets                                199,131             49,947        -                          249,078
                                                 --------------       ------------       ----------           --------------
Total Assets                                      3,914,263,006        878,817,138                0            4,793,080,144
                                                 --------------       ------------       ----------           --------------

LIABILITIES:
Income Distribution Payable                           8,702,202          3,257,393        -                       11,959,595
Payable for Reverse Repurchase Agreement            506,292,000         -                                        506,292,000
Payable for Collateral from Securities on Loan       -                  76,418,625        -                       76,418,625
Accrued Expenses and other payables                   1,462,574          1,083,175        -                        2,545,749
                                                 --------------       ------------       ----------           --------------
Total Liabilities                                   516,456,776         80,759,193                0              597,215,969
                                                 --------------       ------------       ----------           --------------

Net Assets Applicable to Shares Outstanding      $3,397,806,230       $798,057,945               $0           $4,195,864,175
                                                 --------------       ------------       ----------           --------------

Net Assets by Class:
                Primary A/Institutional          $1,086,102,123       $290,575,858        -                   $1,376,677,981
                                                 --------------       ------------       ----------           --------------
                Primary B                           $25,365,546        n/a                -                      $25,365,546
                                                 --------------       ------------       ----------           --------------
                Investor A/Service               $1,362,887,305       $448,765,584        -                   $1,811,652,889
                                                 --------------       ------------       ----------           --------------
                Investor B                         $718,393,360        n/a                -                     $718,393,360
                                                 --------------       ------------       ----------           --------------
                Investor C                           $8,607,641        n/a                -                       $8,607,641
                                                 --------------       ------------       ----------           --------------
                Investor Daily/Retail              $196,450,255        $58,716,503        -                     $255,166,758
                                                 --------------       ------------       ----------           --------------

Shares Outstanding by Class:
                Primary A/Institutional           1,086,168,909        290,742,444        -                    1,376,911,353
                                                 --------------       ------------       ----------           --------------
                Primary B                            25,367,105        n/a                -                       25,367,105
                                                 --------------       ------------       ----------           --------------
                Investor A/Service                1,362,971,110        449,184,467        -                    1,812,155,577
                                                 --------------       ------------       ----------           --------------
                Investor B                          718,437,534        n/a                -                      718,437,534
                                                 --------------       ------------       ----------           --------------
                Investor C                            8,608,171        n/a                -                        8,608,171
                                                 --------------       ------------       ----------           --------------
                Investor Daily/Retail               196,462,335         58,751,937        -                      255,214,272
                                                 --------------       ------------       ----------           --------------

                Primary A Shares:
                Net Asset Value per Share                 $1.00              $1.00                                     $1.00
                                                 --------------       ------------                            --------------

                Primary B Shares:
                Net Asset Value per Share                 $1.00        n/a                                             $1.00
                                                 --------------       ------------                            --------------

                Investor A Shares:
                Net Asset Value per Share                 $1.00              $1.00                                     $1.00
                                                 --------------       ------------                            --------------

                Investor B Shares:
                Net Asset Value per Share                 $1.00        n/a                                             $1.00
                                                 --------------       ------------                            --------------

                Investor C Shares:
                Net Asset Value per Share                 $1.00        n/a                                             $1.00
                                                 --------------       ------------                            --------------

                Investor Daily Shares:
                Net Asset Value per Share                 $1.00              $1.00                                     $1.00
                                                 --------------       ------------                            --------------

                   See Notes to Pro Forma Financial Statements

                              NATIONS TREASURY FUND
                              EMERALD TREASURY FUND
             Pro Forma Combining Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997


                                             Nations Treasury    Emerald Treasury     Adjustments to          Pro Forma
                                                   Fund                Fund             Pro Forma          Combined (Note 1)
                                                   ----                ----             ---------          -----------------
INVESTMENT INCOME:
Interest                                           $177,209,514        $51,505,306                -             $228,714,820
                                                   ------------        -----------         --------             ------------
                Total Investment Income             177,209,514         51,505,306                -              228,714,820
                                                   ------------        -----------         --------             ------------

EXPENSES:
Investment Advisory                                   6,402,662          2,311,626         (449,126)(a)            8,265,162
Administration                                        3,179,078            716,897          207,882 (a)            4,103,856
Transfer Agent                                          523,206            219,389         (100,000)(b)              642,595
Custodian (d)                                           219,924             88,733          (40,657)(b)              268,000
Legal and Audit Fees                                    204,121             51,249          (40,000)(b)              215,370
Trustees' Fees                                           28,622             45,218          (20,000)(b)               53,840
Other expenses                                          168,915            325,078          (60,000)(b)              433,993
                Subtotal                             10,726,528          3,758,190         (501,902)              13,982,816

Shareholder servicing and distribution fees
                Primary B                                97,169                  -              N/A                   97,169
                Investor A/Service                    2,791,231          1,877,378              N/A                4,668,609
                Investor B                            2,416,577                  -              N/A                2,416,577
                Investor C                               28,009                  -              N/A                   28,009
                Daily/Retail                            479,016            347,020 -                                 826,036
Fees waived and/or reimbursed by
    investment advisor and administrator             (1,186,544)          (102,989)        (381,719)(c)           (1,671,252)
                                                   ------------        -----------         --------             ------------
Total Expenses before interest expense               15,351,986          5,879,599         (883,621)              20,347,964
Interest Expense                                     -                   1,227,534        -                        1,227,534
Total Expenses                                       15,351,986          7,107,133         (883,621)              21,575,498
                                                   ------------        -----------         --------             ------------

NET INVESTMENT INCOME                               161,857,528         44,398,173          883,621              207,139,322
                                                   ------------        -----------         --------             ------------

Net Realized Gain/(Loss)
    on Investments                                      (32,029)           (92,801)               -                 (124,830)

Net Increase/(Decrease) in net assets
    resulting from operations                      $161,825,499        $44,305,372         $883,621             $207,014,492
                                                   ------------        -----------         --------             ------------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

          See Notes to Pro Forma Financial Statements

                              Nations Treasury Fund
                              Emerald Treasury Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Company offers eight separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Treasury Fund in exchange for shares of Nations Treasury Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Treasury Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                              Nations Treasury Fund
                              Emerald Treasury Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Prime Fund and the Nations Treasury Fund's investment advisory fee were computed based on the annual rates multiplied by the combined daily average net assets of such funds, of 0.25% of average daily net assets up to $250 million and 0.20% of average daily net assets exceeding $250 million. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Company and the investment portfolios of Nations Fund Trust and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Company has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations Treasury Fund. Under the Administration Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Company has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares, ("Investor A Distribution Plan") and Investor Daily Shares ("Investor Daily Distribution Plan") of the Nations Treasury Fund. Under the Investor A Distribution Plan and Investor Daily Distribution Plan, aggregate payments may not exceed 0.10% and 0.25%, on an annualized basis, of the average daily net assets of the Investor A Shares and Investor Daily Shares respectively, of the Fund.

The Company has also adopted a shareholder servicing plan with respect to Investor A Shares ("Investor A Servicing Plan"), Investor B Shares ("Investor B Servicing Plan"), Investor C Shares ("Investor C Servicing Plan") and Investor Daily Shares ("Investor Daily Servicing Plan") of the

                              Nations Treasury Fund
                              Emerald Treasury Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

Nations Treasury Fund. Under the Investor A Servicing Plan, Investor B Servicing Plan, Investor C Servicing Plan and Investor Daily Servicing Plan aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor A Shares, Investor B Shares, Investor C Shares and Investor Daily Shares of the Fund.

2. Portfolio Valuation

Securities of Nations Treasury Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of the fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and other assets are valued by the Fund's investment adviser under the supervision of the Board of Directors. Emerald Treasury Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Treasury Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 4,196,694,012 consists of 798,678,848 shares assumed issued in the reorganization plus 3,398,015,164 shares of Nations Treasury Fund at November 30, 1997.

NATIONS FUNDS
Nations Small Company Growth Fund/Emerald Small Capitalization Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                    SHARES                            DESCRIPTION                                           VALUE
====================================================================================================================================
   Nations          Emerald                                                                 Nations        Emerald
Small Company        Small       Pro Forma                                               Small Company      Small        Pro Forma
   Growth       Capitalization   Combining                                                  Growth      Capitalization   Combining
    Fund             Fund        Portfolios                                                  Fund            Fund        Portfolios
====================================================================================================================================
COMMON STOCKS - 93.5%
                                              Advertising Sales - 1.6%
     41,125               0         41,125    HA-LO Industries, Inc.+ ...............    $  1,046,117    $          0   $  1,046,117
          0         139,000        139,000    Valassis Communications, Inc. + .......               0       4,178,688      4,178,688
                                                                                         -------------------------------------------
                                                                                            1,046,117       4,178,688      5,224,805
                                                                                         -------------------------------------------
                                              Aerospace and Defense - 2.2%
          0          98,300         98,300    Be Aerospace, Inc. + ..................               0       3,108,738      3,108,738
     62,900               0         62,900    GenCorp, Inc...........................       1,576,430               0      1,576,430
     98,000               0         98,000    Remec, Inc. +..........................       2,290,750               0      2,290,750
                                                                                         -------------------------------------------
                                                                                            3,867,180       3,108,738      6,975,918
                                                                                         -------------------------------------------
                                              Apparel and Textiles - 2.4%
     52,678               0         52,678    Culp, Inc..............................         981,128               0        981,128
    109,200               0        109,200    Delta Woodside Industries, Inc ........         641,550               0        641,550
          0          46,600         46,600    Dress Barn + ..........................               0       1,199,950      1,199,950
     66,600               0         66,600    Galey & Lord, Inc.+ ...................       1,198,800               0      1,198,800
     63,200               0         63,200    Quicksilver, Inc.+ ....................       1,666,900               0      1,666,900
          0          70,950         70,950    Tuesday Morning Corporation+ ..........               0       1,764,881      1,764,881
                                                                                         -------------------------------------------
                                                                                            4,488,378       2,964,831      7,453,209
                                                                                         -------------------------------------------
                                              Banks - 2.5%
     42,554               0         42,554    Brenton Banks, Inc.....................       1,394,973               0      1,394,973
     54,600               0         54,600    City National Corporation .............       1,774,500               0      1,774,500
          0          69,235         69,235    Imperial Bancorp + ....................               0       3,232,409      3,232,409
     24,800               0         24,800    USBANCORP, Inc.........................       1,604,250               0      1,604,250
                                                                                         -------------------------------------------
                                                                                            4,773,723       3,232,409      8,006,132
                                                                                         -------------------------------------------
                                              Building Materials - 1.8%
     39,600               0         39,600    Centex Construction Products, Inc......       1,212,750               0      1,212,750
          0          39,000         39,000    Centex Corporation.....................               0       2,471,625      2,471,625
     12,400               0         12,400    Southdown, Inc.........................         715,325               0        715,325
     52,400               0         52,400    TJ International, Inc..................       1,303,450               0      1,303,450
                                                                                         -------------------------------------------
                                                                                            3,231,525       2,471,625      5,703,150
                                                                                         -------------------------------------------
                                              Coal, Gas and Pipeline - 0.4%
     34,400               0         34,400    Kinder Morgan Energy Partners, L.P... .       1,178,200               0      1,178,200
                                                                                         -------------------------------------------
                                              Commercial Services - 2.4%
          0          57,900         57,900    Analysts International.................               0       2,757,488      2,757,488
     53,000               0         53,000    Lason Holdings, Inc.+ .................       1,484,000               0      1,484,000
     50,000               0         50,000    PMT Services,  Inc. + .................         787,500               0        787,500
          0          65,800         65,800    Prepaid Legal Services + ..............               0       1,862,963      1,862,963
          0          43,350         43,350    Source Services Corporation+ ..........               0         904,931        904,931
                                                                                         -------------------------------------------
                                                                                            2,271,500       5,525,382      7,796,882
                                                                                         -------------------------------------------
                                              Communications Software - 0.2%
     23,900               0         23,900    Avid Technology, Inc.+ ................         699,075               0        699,075
                                                                                         -------------------------------------------
                                              Computer Services - 0.8%
     97,200               0         97,200    Cybex Computer Products Corporation+ ..       2,527,200               0      2,527,200
                                                                                         -------------------------------------------
                                              Computer Software - 4.8%
     12,000               0         12,000    Barra Inc. +...........................         334,500               0        334,500
          0          54,300         54,300    Computer Horizon Corporation+ .........               0       1,791,900      1,791,900
     46,300               0         46,300    Exabyte Corporation+ ..................         451,425               0        451,425
          0          64,500         64,500    Hyperion Software Corporation+ ........               0       2,779,547      2,779,547
     39,600               0         39,600    Progress Software Corporation+ ........         816,750               0        816,750
    128,700               0        128,700    Rogue Wave Software+ ..................       1,689,187               0      1,689,187
          0         188,900        188,900    Symantec Corporation + ................               0       4,722,499      4,722,499
          0          61,100         61,100    Systems & Computer Technology Corporation+            0       2,856,425      2,856,425
                                                                                         -------------------------------------------
                                                                                            3,291,862      12,150,371     15,442,233
                                                                                         -------------------------------------------


                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Small Company Growth Fund/Emerald Small Capitalization Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                    SHARES                            DESCRIPTION                                           VALUE
====================================================================================================================================
   Nations          Emerald                                                                 Nations        Emerald
Small Company        Small       Pro Forma                                               Small Company      Small        Pro Forma
   Growth       Capitalization   Combining                                                  Growth      Capitalization   Combining
    Fund             Fund        Portfolios                                                  Fund            Fund        Portfolios
====================================================================================================================================
COMMON STOCKS - (continued)
                                              Construction - 3.2%
     38,400               0         38,400    Champion Enterprises, Inc.+ ...........    $    739,200     $         0  $     739,200
     78,400         168,900        247,300    Kaufman & Broad Home Corporation ......       1,700,300       3,663,019      5,363,319
     29,500               0         29,500    Oakwood Homes Corporation .............         885,000               0        885,000
     41,500               0         41,500    Pulte Corporation .....................       1,683,344               0      1,683,344
     43,800               0         43,800    Zurn Industries, Inc...................       1,500,150               0      1,500,150
                                                                                         -------------------------------------------
                                                                                            6,507,994       3,663,019     10,171,013
                                                                                         -------------------------------------------
                                              Consumer Products - 0.8%
          0         135,600        135,600    Helen of Troy Limited + ...............               0       1,932,300      1,932,300
     24,500               0         24,500    Russ Berrie & Company, Inc.............         731,938               0        731,938
                                                                                         -------------------------------------------
                                                                                              731,938       1,932,300      2,664,238
                                                                                         -------------------------------------------
                                              Cosmetics and Toiletry - 0.4%
     39,600               0         39,600    Alberto-Culver Company ................       1,235,025               0      1,235,025
                                                                                         -------------------------------------------
                                              Electrical Products - 0.3%
     44,960               0         44,960    Wyman-Gordon Company+ .................         961,020               0        961,020
                                                                                         -------------------------------------------
                                              Electronics - 3.3%
     52,500               0         52,500    Anaren Microwave, Inc. + ..............       1,050,000               0      1,050,000
     41,100               0         41,100    Electro Scientific Industries, Inc.+ ..       1,708,219               0      1,708,219
          0          15,900         15,900    Encore Wire Corporation+ ..............               0         546,563        546,563
     39,200               0         39,200    Esterline Technologies Corporation+ ...       1,386,700               0      1,386,700
     51,900               0         51,900    Sawtek, Inc. +.........................       1,511,588               0      1,511,588
          0          22,600         22,600    Smart Modular Technologies+ ...........               0       1,401,200      1,401,200
          0         123,800        123,800    Windmere Durable Holdings .............               0       2,986,675      2,986,675
                                                                                         -------------------------------------------
                                                                                            5,656,507       4,934,438     10,590,945
                                                                                         -------------------------------------------
                                              Electronics - Semiconductor - 1.7%
          0          56,800         56,800    Adflex Solutions, Inc. + ..............               0       1,095,175      1,095,175
     23,600               0         23,600    Electroglas, Inc.+ ....................         448,400               0        448,400
     23,400               0         23,400    Fusion Systems Corporation - CVR+......          26,325               0         26,325
     42,000               0         42,000    Plexus Corporation+ ...................       1,118,250               0      1,118,250
     92,000               0         92,000    SDL, Inc. + ...........................       1,529,500               0      1,529,500
     36,700               0         36,700    Watkins-Johnson Company ...............       1,146,875               0      1,146,875
                                                                                         -------------------------------------------
                                                                                            4,269,350       1,095,175      5,364,525
                                                                                         -------------------------------------------
                                              Exploration and Drilling - 4.4%
     35,000          66,800        101,800    Cliffs Drilling Company+ ..............       1,942,500       3,707,399      5,649,899
          0          83,000         83,000    Falcon Drilling Co., Inc. + ...........               0       2,676,750      2,676,750
     43,946               0         43,946    Forest Oil Corporation+ ...............         784,161               0        784,161
     98,700          63,400        162,100    Parker Drilling Company+ ..............       1,301,606         836,088      2,137,694
     40,370               0         40,370    Swift Energy Company+ .................         878,048               0        878,048
     17,900               0         17,900    Varco International, Inc.+ ............         916,256               0        916,256
     32,800               0         32,800    Vintage Petroleum, Inc.................         635,500               0        635,500
     26,900               0         26,900    Wiser Oil Company .....................         410,225               0        410,225
                                                                                         -------------------------------------------
                                                                                            6,868,296       7,220,237     14,088,533
                                                                                         -------------------------------------------
                                              Financial Services - 3.0%
          0         143,100        143,100    Americredit Corporation+ ..............               0       3,953,137      3,953,137
          0          30,400         30,400    Firstplus Finiancial Group+ ...........               0       1,159,000      1,159,000
     95,000               0         95,000    IMC Mortgage Company+ .................       1,270,625               0      1,270,625
     74,470               0         74,470    Southwest Securities Group, Inc........       1,759,354               0      1,759,354
     63,000               0         63,000    Trammell Crow Company+ ................       1,386,000               0      1,386,000
                                                                                         -------------------------------------------
                                                                                            4,415,979       5,112,137      9,528,116
                                                                                         -------------------------------------------
                                              Food - 4.4%
     30,000               0         30,000    American Italian Pasta Co - Class A+ ..         708,750               0        708,750
          0          70,100         70,100    Earthgrains Company ...................               0       3,031,825      3,031,825
     18,300               0         18,300    Quality Food Centers, Inc.+ ...........       1,149,469               0      1,149,469
          0          79,560         79,560    Suiza Foods Corporation+ ..............               0       4,629,397      4,629,397
          0         100,500        100,500    Whole Foods Market, Inc. +.............               0       4,610,437      4,610,437
                                                                                         -------------------------------------------
                                                                                            1,858,219      12,271,659     14,129,878
                                                                                         -------------------------------------------


                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Small Company Growth Fund/Emerald Small Capitalization Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                    SHARES                            DESCRIPTION                                           VALUE
====================================================================================================================================
   Nations          Emerald                                                                 Nations        Emerald
Small Company        Small       Pro Forma                                               Small Company      Small        Pro Forma
   Growth       Capitalization   Combining                                                  Growth      Capitalization   Combining
    Fund             Fund        Portfolios                                                  Fund            Fund        Portfolios
====================================================================================================================================
COMMON STOCKS - (continued)
                                              Furniture and Appliances - 1.0%
     29,300               0         29,300    Bush Industries, Inc., Class A ........    $    772,788    $          0   $    772,788
     30,200               0         30,200    Ethan Allen Interiors Inc..............       1,162,700               0      1,162,700
     92,900               0         92,900    O'Sullivan Industries Holdings, Inc.+ .       1,184,475               0      1,184,475
                                                                                         -------------------------------------------
                                                                                            3,119,963               0      3,119,963
                                                                                         -------------------------------------------
                                              Instruments-Scientific - 0.4%
     28,000               0         28,000    Dionex Corporation+ ...................       1,401,750               0      1,401,750
                                                                                         -------------------------------------------
                                              Insurance - 3.8%
     64,000               0         64,000    AHL Services Inc.+ ....................       1,328,000               0      1,328,000
     35,313               0         35,313    Delphi Financial Group, Inc., Class A+        1,416,934               0      1,416,934
          0          53,900         53,900    Everest Reinsurance Holdings ..........               0       2,044,831      2,044,831
     23,000               0         23,000    Executive Risk Inc.....................       1,495,000               0      1,495,000
     65,580               0         65,580    Frontier Insurance Group, Inc .........       1,578,019               0      1,578,019
          0          67,000         67,000    Lennar Corporation.....................               0       1,398,625      1,398,625
          0         160,300        160,300    Reliance Group Holdings................               0       2,043,825      2,043,825
     29,400               0         29,400    Triad Guaranty, Inc.+ .................         867,300               0        867,300
                                                                                         -------------------------------------------
                                                                                            6,685,253       5,487,281     12,172,534
                                                                                         -------------------------------------------
                                              Machinery - 0.5%
     69,300               0         69,300    MagneTek, Inc.+ .......................       1,446,638               0      1,446,638
                                                                                         -------------------------------------------
                                              Machinery and Equipment - 1.9%
     17,700               0         17,700    Applied Power, Inc., Class A ..........       1,079,700               0      1,079,700
     56,400               0         56,400    Gardner Denver Machinery Inc.+ ........       2,115,000               0      2,115,000
          0         100,350        100,350    Halter Marine Group, Inc. + ...........               0       2,797,256      2,797,256
                                                                                         -------------------------------------------
                                                                                            3,194,700       2,797,256      5,991,956
                                                                                         -------------------------------------------
                                              Major Pharmaceuticals - 3.1%
          0          36,400         36,400    Agouron Pharmaceuticals, Inc. + .......               0       1,396,850      1,396,850
          0         104,200        104,200    Alpharma, Inc., Class A................               0       2,383,575      2,383,575
     43,100               0         43,100    Core Laboratories+ ....................       1,562,375               0      1,562,375
          0         189,400        189,400    Rexall Sundown, Inc. + ................               0       4,498,249      4,498,249
                                                                                         -------------------------------------------
                                                                                            1,562,375       8,278,674      9,841,049
                                                                                         -------------------------------------------
                                              Manufacturing Industries - 1.8%
          0         169,800        169,800    Coltec Industries+ ....................               0       3,958,463      3,958,463
     50,600               0         50,600    Kaydon Corporation ....................       1,666,638               0      1,666,638
                                                                                         -------------------------------------------
                                                                                            1,666,638       3,958,463      5,625,101
                                                                                         -------------------------------------------
                                              Medical Biotechnology - 1.0%
     28,700               0         28,700    Human Genome Sciences, Inc.+ ..........       1,176,700               0      1,176,700
     70,700               0         70,700    Molecular Dynamics, Inc.+ .............       1,422,838               0      1,422,838
     42,900               0         42,900    Vical, Inc.+ ..........................         595,238               0        595,238
                                                                                         -------------------------------------------
                                                                                            3,194,776               0      3,194,776
                                                                                         -------------------------------------------
                                              Medical Products - 1.5%
     38,294               0         38,294    Henry Schein, Inc. +...................       1,349,846               0      1,349,846
          0          78,900         78,900    Gulf South Medical Supply, Inc. +......               0       2,574,112      2,574,112
     68,000               0         68,000    Somnus Medical Technologies ...........         782,000               0        782,000
                                                                                         -------------------------------------------
                                                                                            2,131,846       2,574,112      4,705,958
                                                                                         -------------------------------------------
                                              Medical Services - 3.6%
     46,100               0         46,100    Acuson Corporation+ ...................         878,781               0        878,781
          0          81,800         81,800    Datascope+ ............................               0       2,091,013      2,091,013
          0         103,000        103,000    Healthdyne Technologies, Inc. + .......               0       1,976,313      1,976,313
     43,150               0         43,150    Invacare Corporation+ .................         997,844               0        997,844
          0          19,000         19,000    Medical Resources, Inc. + .............               0         172,188        172,188
          0         247,000        247,000    Nova Care+ ............................               0       3,056,625      3,056,625
    129,200               0        129,200    Orthodontic Centers of America+........       2,341,750               0      2,341,750
                                                                                         -------------------------------------------
                                                                                            4,218,375       7,296,139     11,514,514
                                                                                         -------------------------------------------
                                              Metals and Mining - 0.5%
     69,900               0         69,900    AMCOL International Corporation .......       1,677,600               0      1,677,600
                                                                                         -------------------------------------------


                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Small Company Growth Fund/Emerald Small Capitalization Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                    SHARES                            DESCRIPTION                                           VALUE
====================================================================================================================================
   Nations          Emerald                                                                 Nations        Emerald
Small Company        Small       Pro Forma                                               Small Company      Small        Pro Forma
   Growth       Capitalization   Combining                                                  Growth      Capitalization   Combining
    Fund             Fund        Portfolios                                                  Fund            Fund        Portfolios
====================================================================================================================================
COMMON STOCKS - (continued)
                                              Motor Vehicles - 1.8%
          0          57,400         57,400    Federal Mogul Corporation..............    $          0    $  2,360,575   $  2,360,575
          0         123,800        123,800    Wabash National Corporation............               0       3,505,087      3,505,087
                                                                                         -------------------------------------------
                                                                                                    0       5,865,662      5,865,662
                                                                                         -------------------------------------------
                                              Multimedia - 0.4%
     26,166               0         26,166    Pulitizer Publishing Company ..........       1,427,682               0      1,427,682
          0             672            672    Score Board,  Inc. +...................               0             756            756
                                                                                         -------------------------------------------
                                                                                            1,427,682             756      1,428,438
                                                                                         -------------------------------------------
                                              Office Supplies - 1.1%
     25,300               0         25,300    American Business Products, Inc... ....         528,138               0        528,138
          0         103,500        103,500    Interface, Inc... .....................               0       3,105,000      3,105,000
                                                                                         -------------------------------------------
                                                                                              528,138       3,105,000      3,633,138
                                                                                         -------------------------------------------
                                              Oil Services - 1.3%
          0          76,400         76,400    Key Energy Group, Inc. + ..............               0       1,857,475      1,857,475
          0          62,200         62,200    Newpark Resources, Inc. +..............               0       1,240,113      1,240,113
     16,200               0         16,200    SECOR SMIT Inc.+ ......................         902,137               0        902,137
                                                                                         -------------------------------------------
                                                                                              902,137       3,097,588      3,999,725
                                                                                         -------------------------------------------
                                              Paper and Forest Products - 0.2%
     18,800               0         18,800    Chesapeake Corporation ................         643,900               0        643,900
                                                                                         -------------------------------------------
                                              Photo and Optical - 0.3%
     36,400               0         36,400    Innovex, Inc...........................         837,200               0        837,200
                                                                                         -------------------------------------------
                                              Printing and Publishing - 0.2%
     26,350               0         26,350    McClatchy Newspapers, Inc., Class A ...         757,562               0        757,562
                                                                                         -------------------------------------------
                                              Professional Services - 1.0%
     34,500               0         34,500    Best Software, Inc.+...................         357,937               0        357,937
     35,700               0         35,700    Inacom Corporation+ ...................       1,012,988               0      1,012,988
     91,500               0         91,500    SCB Computer Technology, Inc.+ ........       1,692,750               0      1,692,750
                                                                                         -------------------------------------------
                                                                                            3,063,675               0      3,063,675
                                                                                         -------------------------------------------
                                              Restaurants and Lodging - 0.5%
     40,400               0         40,400    Foodmaker, Inc.+ ......................         626,200               0        626,200
     68,700               0         68,700    NPC International Inc .................         914,569               0        914,569
                                                                                         -------------------------------------------
                                                                                            1,540,769               0      1,540,769
                                                                                         -------------------------------------------
                                              Retail - Discount - 0.7%
     32,500               0         32,500    BJ'S Wholesale Club, Inc.+ ............         946,562               0        946,562
     63,500               0         63,500    ShopKo Stores, Inc.+ ..................       1,333,500               0      1,333,500
                                                                                         -------------------------------------------
                                                                                            2,280,062               0      2,280,062
                                                                                         -------------------------------------------
                                              Retail - General - 0.8%
     36,600               0         36,600    Neiman Marcus Group, Inc.+ ............       1,205,512               0      1,205,512
     36,400               0         36,400    Ross Stores, Inc... ...................       1,419,600               0      1,419,600
                                                                                         -------------------------------------------
                                                                                            2,625,112               0      2,625,112
                                                                                         -------------------------------------------
                                              Retail - Specialty - 4.7%
     35,370               0         35,370    Eagle Hardware & Garden, Inc.+ ........         601,290               0        601,290
     58,700               0         58,700    Fabri-Centers of America, Class A+ ....       1,229,031               0      1,229,031
          0         159,600        159,600    Fingerhut Companies, Inc...............               0       3,311,699      3,311,699
     99,900               0         99,900    Fossil, Inc.+ .........................       2,222,775               0      2,222,775
          0          82,500         82,500    General Nutrition Companies (GNC)+ ....               0       2,815,313      2,815,313
     27,375          90,900        118,275    Pacific Sunwear of California+ ........         893,109       2,965,613      3,858,722
     21,700               0         21,700    Williams-Sonoma, Inc.+ ................         827,312               0        827,312
                                                                                         -------------------------------------------
                                                                                            5,773,517       9,092,625     14,866,142
                                                                                         -------------------------------------------


                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Small Company Growth Fund/Emerald Small Capitalization Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                    SHARES                            DESCRIPTION                                           VALUE
====================================================================================================================================
   Nations          Emerald                                                                 Nations        Emerald
Small Company        Small       Pro Forma                                               Small Company      Small        Pro Forma
   Growth       Capitalization   Combining                                                  Growth      Capitalization   Combining
    Fund             Fund        Portfolios                                                  Fund            Fund        Portfolios
====================================================================================================================================
COMMON STOCKS - (continued)
                                              Savings and Loans - 5.0%
          0          37,900         37,900    Albank Financial Corporation ..........    $          0    $  1,752,875   $  1,752,875
          0          45,900         45,900    Bank United Corp., Class A.............               0       1,927,800      1,927,800
          0          62,300         62,300    Firstfed Financial Corporation+........               0       2,273,950      2,273,950
     52,300               0         52,300    First Republic Bank+ ..................       1,444,788               0      1,444,788
          0         146,200        146,200    Golden State Bancorp+ .................               0       4,870,287      4,870,287
          0         106,500        106,500    St. Paul Bancorp, Inc .................               0       2,609,250      2,609,250
     16,300               0         16,300    ONBANcorp, Inc ........................       1,096,175               0      1,096,175
                                                                                         -------------------------------------------
                                                                                            2,540,963      13,434,162     15,975,125
                                                                                         -------------------------------------------
                                              Steel - 0.2%
     43,670               0         43,670    Steel Technologies Inc ................         491,288               0        491,288
                                                                                         -------------------------------------------
                                              Telecommunications - 3.3%
    114,500               0        114,500    Allen Telecom Inc.+ ...................       2,325,781               0      2,325,781
     51,600               0         51,600    CellStar Corporation+ .................       1,335,150               0      1,335,150
     33,200               0         33,200    CommNet Cellular, Inc.+ ...............       1,172,375               0      1,172,375
     58,500               0         58,500    Electromagnetic Sciences, Inc.+ .......       1,060,313               0      1,060,313
     82,400               0         82,400    Harmonic Lightwaves, Inc.+ ............       1,071,200               0      1,071,200
     55,000               0         55,000    Metromedia Fiber Network - Class A+....         928,125               0        928,125
     26,000               0         26,000    Spectrian Corporation+ ................         533,000               0        533,000
     87,500               0         87,500    Stanford Telecommunications, Inc.+ ....       1,968,750               0      1,968,750
                                                                                         -------------------------------------------
                                                                                           10,394,694               0     10,394,694
                                                                                         -------------------------------------------
                                              Telecommunications Equipment - 1.3%
    107,000               0        107,000    ANTEC Corporation+ ....................       1,631,750               0      1,631,750
          0          61,000         61,000    Digital Microwave Corporation+.........               0         960,750        960,750
    132,000               0        132,000    Proxim, Inc.+ .........................       1,584,000               0      1,584,000
                                                                                         -------------------------------------------
                                                                                            3,215,750         960,750      4,176,500
                                                                                         -------------------------------------------
                                              Transportation - Airlines - 1.1%
     42,600               0         42,600    Air Express International Corporation .       1,222,087               0      1,222,087
     35,500               0         35,500    Airborne Freight Corporation...........       2,260,906               0      2,260,906
      9,000               0          9,000    Virgin Express Hldgs - SP ADR+.........         148,500               0        148,500
                                                                                         -------------------------------------------
                                                                                            3,631,493               0      3,631,493
                                                                                         -------------------------------------------
                                              Transportation - Trucking - 2.0%
          0         173,100        173,100    Consolidated Freightways Corporation+ .               0       2,704,687      2,704,687
      4,000               0          4,000    Jevic Transportations,  Inc. + ........          66,000               0         66,000
          0         136,700        136,700    Yellow Corporation+....................               0       3,605,462      3,605,462
                                                                                         -------------------------------------------
                                                                                               66,000       6,310,149      6,376,149
                                                                                         -------------------------------------------
                                              Transportation - Marine - 0.8%
          0          88,000         88,000    Hvide Marine, Inc., Class A+ ..........               0       2,491,500      2,491,500
                                                                                         -------------------------------------------
                                              Vitamins and Nutritional Products - 0.6%
     88,300               0         88,300    NBTY, Inc .+ ..........................       1,920,525               0      1,920,525
                                                                                         -------------------------------------------
                                              Other - 6.5%
     47,500               0         47,500    Aehr Test Systems+ ....................         433,437               0        433,437
          0         225,200        225,200    Allied Waste Industries+ ..............               0       4,926,250      4,926,250
          0          59,100         59,100    American Disposal Services+............               0       2,105,438      2,105,438
     65,800               0         65,800    Calgon Carbon Corporation .............         723,800               0        723,800
          0         105,900        105,900    Canandaigua Wine Co., Class A (Winea)+                0       5,069,963      5,069,963
     29,000               0         29,000    Coherent, Inc+ ........................       1,087,500               0      1,087,500
     24,800               0         24,800    DT Industries, Inc.....................         688,200               0        688,200
     64,000               0         64,000    Group Maintenance Amer. Corporation....         896,000               0        896,000
          0         101,500        101,500    Lo-Jack Corporation+...................               0       1,408,313      1,408,313
          0         115,800        115,800    Medquist, Inc. +.......................               0       3,010,800      3,010,800
     22,200               0         22,200    Tefron Ltd ............................         466,200               0        466,200
                                                                                         -------------------------------------------
                                                                                            4,295,137      16,520,764     20,815,901
                                                                                         -------------------------------------------
                                              TOTAL COMMON STOCKS....................     137,114,606     161,131,890    298,246,496
                                                                                         ===========================================
                                              TOTAL COMMON STOCKS....................     137,114,606     161,131,890    298,246,496
                                                                                         ===========================================


                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Small Company Growth Fund/Emerald Small Capitalization Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                PRINCIPAL AMOUNT                      DESCRIPTION                                           VALUE
====================================================================================================================================
   Nations          Emerald                                                                 Nations        Emerald
Small Company        Small       Pro Forma                                               Small Company      Small        Pro Forma
   Growth       Capitalization   Combining                                                  Growth      Capitalization   Combining
    Fund             Fund        Portfolios                                                  Fund            Fund        Portfolios
====================================================================================================================================

CASH SWEEP ACCOUNT - 5.1%

         $0      $16,203,578    $16,203,578    Bank of New York                          $          0     $ 16,203,578  $ 16,203,578
                                                                                         ===========================================
REPURCHASE AGREEMENT - 1.2%

  3,934,000                0      3,934,000    Agreement with Smith Barney, 5.680%
                                                dated 11/28/97, to be repurchased
                                                at $3,935,862 on 12/01/97.                  3,934,000                0     3,934,000
                                                                                         ===========================================

TOTAL INVESTMENTS
  (Cost $116,618,684, $156,847,417 and $273,466,101) .......................     99.8%    141,048,606      177,335,468   318,384,074
OTHER ASSETS AND LIABILITIES (Net) .........................................      0.2         711,484         (176,813)      534,671
                                                                                -----    -------------------------------------------
NET ASSETS .................................................................    100.0%   $141,760,090     $177,158,655  $318,918,745
                                                                                =====    ===========================================

----------
+ Non-income producing security.


                  See Notes to Pro Forma Financial Statements

                        NATIONS SMALL COMPANY GROWTH FUND
                        EMERALD SMALL CAPITALIZATION FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997


                                                  Nations Small Company     Emerald Small        Adjustments to       Pro Forma
                                                       Growth Fund       Capitalization Fund       Pro Forma       Combined (Note 1)
                                                       -----------       -------------------       ---------       -----------------
ASSETS:
Investments at Value (cost $116,618,684, $156,847,417     $141,048,606         $177,335,468                -         $318,384,074
    and $273,466,101)
Cash                                                               661                    -                -                  661
Income Receivable                                                    -               58,890                -               58,890
Receivable for investments sold                              1,676,897                    -                -            1,676,897
Receivable for fund shares sold                                      -                  253                -                  253
Receivable due from Investment Advisor                               -                    -           13,519 (a)           13,519
Prepaid and Other Assets                                        81,306               10,569                -               91,875
Unamortized Organization Costs                                       -               13,519          (13,519)(a)                -
Total Assets                                               142,807,470          177,418,699                0          320,226,169
                                                          ------------         ------------        ---------         ------------
LIABILITIES:
Payable for investments purchased                              931,700                    -                -              931,700
Payable for fund shares redeemed                                   314               68,463                -               68,777
Accrued Expenses and other payables                            115,366              191,581                -              306,947
                                                          ------------         ------------        ---------         ------------
Total Liabilities                                            1,047,380              260,044                0            1,307,424
                                                          ------------         ------------        ---------         ------------

Net Assets Applicable to Shares Outstanding               $141,760,090         $177,158,655               $0         $318,918,745
                                                          ------------         ------------        ---------         ------------

Net Assets by Class:
            Primary A/Institutional                       $131,258,337         $163,096,145                -         $294,354,482
                                                          ------------         ------------        ---------         ------------
            Primary B                                              $14                  n/a                -                  $14
                                                          ------------         ------------        ---------         ------------
            Investor A/Retail                               $5,836,036          $14,062,510                -          $19,898,546
                                                          ------------         ------------        ---------         ------------
            Investor B                                      $1,560,172                  n/a                -           $1,560,172
                                                          ------------         ------------        ---------         ------------
            Investor C                                      $3,105,531                  n/a                -           $3,105,531
                                                          ------------         ------------        ---------         ------------

Shares Outstanding by Class:
            Primary A/Institutional                          9,654,410           12,566,576         (570,408)(b)       21,650,578
            Primary B                                                1                  n/a                -                    1
                                                          ------------         ------------        ---------         ------------
            Investor A/Retail                                  430,592            1,096,636          (59,081)(b)        1,468,147
                                                          ------------         ------------        ---------         ------------
            Investor B                                         115,920                  n/a                -              115,920
                                                          ------------         ------------        ---------         ------------
            Investor C                                         228,687                  n/a                -              228,687
                                                          ------------         ------------        ---------         ------------

            Primary A Shares:
            Net Asset Value per Share                           $13.60               $12.98                                $13.60
                                                          ------------         ------------                          ------------

            Primary B Shares:
            Net Asset Value per Share                           $13.60                  n/a                                $13.60
                                                          ------------         ------------                          ------------

            Investor A Shares:
            Net Asset Value per Share                           $13.55               $12.82                                $13.55
                                                          ------------         ------------                          ------------

            Investor B Shares:
            Net Asset Value per Share                           $13.46                  n/a                                $13.46
                                                          ------------         ------------                          ------------

            Investor C Shares:
            Net Asset Value per Share                           $13.58                  n/a                                $13.58
                                                          ------------         ------------                          ------------

                   See Notes to Pro Forma Financial Statements

(a) Unamortized Organization Costs of the acquired fund will be borne by the Advisor.

(b) Reflects the difference in net asset value between the acquiring fund shares and the acquired fund shares.

                       NATIONS SMALL COMPANY GROWTH FUND
                       EMERALD SMALL CAPITALIZATION FUND
                  Pro Forma Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997


                                                  Nations Small Company     Emerald Small        Adjustments to       Pro Forma
                                                       Growth Fund       Capitalization Fund       Pro Forma       Combined (Note 1)
                                                       -----------       -------------------       ---------       -----------------
INVESTMENT INCOME:
Dividends                                                   $1,186,284             $780,596                -           $1,966,880
Interest                                                       386,017                    0                -              386,017
                                                           -----------          -----------         --------          -----------
            Total Investment Income                          1,572,301              780,596                -            2,352,897
                                                           -----------          -----------         --------          -----------

EXPENSES:
Investment Advisory                                          1,143,750            1,549,153                -            2,692,903
Administration                                                 114,375              120,060           34,882 (a)          269,317
Transfer Agent                                                  90,036               38,270                -              128,306
Custodian (e)                                                   18,262               31,473          (10,000)(b)           39,735
Legal and Audit Fees                                            36,833               11,670          (11,670)(b)           36,833
Trustees' Fees                                                   2,871                8,058           (7,000)(b)            3,929
Amortization of organization costs                                   -               12,410          (12,410)(c)                -
Other expenses                                                 104,680               66,726          (60,000)(b)          111,406
                                                           -----------          -----------         --------          -----------
            Subtotal                                         1,510,807            1,837,820          (66,198)           3,282,429

Shareholder servicing and distribution fees
            Investor A/Retail                                   10,196               55,428          (27,714)(a)           37,910
            Investor C                                           4,613                    -              N/A                4,613
            Investor B                                          22,351                    -              N/A               22,351
Fees waived and/or reimbursed by
    investment advisor                                        (423,188)              (1,321)        (299,405)(d)         (723,914)
                                                           -----------          -----------         --------          -----------
Total Expenses                                               1,124,779            1,891,927         (393,317)           2,623,389
                                                           -----------          -----------         --------          -----------

NET INVESTMENT INCOME                                          447,522           (1,111,331)         393,317             (270,492)
                                                           -----------          -----------         --------          -----------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities and future transactions   9,744,978            4,933,513                -           14,678,491
Change in unrealized appreciation/
    (depreciation) on securities and futures                15,391,383           13,104,533                -           28,495,916
                                                           -----------          -----------         --------          -----------
Net Realized and Unrealized gain/(loss)
    on investments and futures                              25,136,361           18,038,046                -           43,174,407
                                                           -----------          -----------         --------          -----------

Net Increase/(Decrease) in net assets
    resulting from operations                              $25,583,883          $16,926,715         $393,317          $42,903,915
                                                           -----------          -----------         --------          -----------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Organization expense of the acquired fund is not an expense of the combined fund.
(d) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(e) Net of expense offset arrangements amounts to less than .01% of average net assets.

             See Notes to Pro Forma Financial Statements.

                        Nations Small Company Growth Fund
                        Emerald Small Capitalization Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Company offers eight separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of Novemebr 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. Prior toOn May 23, 1997, the Nations Small Company Growth Fund was known as Pilot Small Capitalization Equity Fund . These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Small Capitalization Fund in exchange for shares of Nations Small Company Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Small Capitalization Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

                        Nations Small Company Growth Fund
                        Emerald Small Capitalization Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the twelve month period ended November 30, 1997, the Nations Small Company Growth Fund's investment advisory fee was computed based on the annual rate of 1.00% of average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Company and the investment portfolios of Nations Fund Trust and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Company has also adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations Small Company Growth Fund. Under the Investor A Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Company has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares ("Investor B Distribution Plan") and Investor C Shares ("Investor C Distribution Plan") of the Nations Small Company Growth Fund. Under the Investor B Distribution Plan and Investor C Distribution Plan, aggregate payments may not exceed 0.75% and 0.75%, on an annualized basis, of the average daily net assets of the Investor B Shares and Investor C Shares respectively, of the Fund.

                        Nations Small Company Growth Fund
                        Emerald Small Capitalization Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

The Company has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares ("Investor C Servicing Plan") of the Nations Small Company Growth Fund. Under the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Securities of Nations Small Company Growth Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Securities reported on the NASDAQ National Market System are valued at the last sale price on the valuation date. Restricted securities, if any, securities for which market quotations are not readily available and other assets are valued at fair market value under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald Small Capitalization Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

                        Nations Small Company Growth Fund
                        Emerald Small Capitalization Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

The pro forma net asset value per share assumes the issuance of additional shares of Nations Small Company Growth Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 23,463,333 consists of 13,033,723 shares assumed issued in the reorganization plus 10,429,610 shares of Nations Small Company Growth Fund at November 30, 1997.

NATIONS FUNDS
Nations Government Securities Fund/Emerald U.S. Government Securities Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                PRINCIPAL AMOUNT                              DESCRIPTION
========================================================================================================================
 Nations            Emerald
Government      U.S. Government   Pro Forma
Securities         Securities     Combining
   Fund               Fund        Portfolios
========================================================================================================================
ASSET-BACKED SECURITIES - 0.0%
         $0       $1,716,138      $1,716,138    Export Funding Trust, Series 95-A, 8.210% 12/29/06


MORTGAGE-BACKED SECURITIES - 39.4%
                                                Federal Home Loan Mortgage Corporation (FHLMC) Certificates - 12.4%
          0        2,375,000       2,375,000      6.200% 09/08/08 ..............................................
          0        1,000,606       1,000,606      7.000% 07/01/03 ..............................................
    253,686                0         253,686      7.500% 08/01/08 - 06/01/09 ...................................
  2,627,501                0       2,627,501      8.000% 08/01/07 - 05/01/17 ...................................
    567,401                0         567,401      8.500% 02/01/08 - 06/01/17 ...................................
    528,864                0         528,864      9.000% 05/01/09 - 12/01/16 ...................................
    587,220                0         587,220      9.500% 04/01/18 - 06/01/21 ...................................
     69,705           89,432         159,137     10.000% 07/01/01 - 09/01/18 ...................................
          0          493,834         493,834    REMIC, Series 1212, ClassCA, 6.500% 07/15/16 ...................
          0        3,000,000       3,000,000    REMIC, Series 1388, 3.500% 06/15/07.............................
          0        5,000,000       5,000,000    Series 1388, Class H, 7.440% 09/20/06...........................
  2,955,571                0       2,955,571    15 Year Standard Giant, (New Gold), FGCI, 7.000% 07/01/11 ......
                                                Gold:
          0        1,950,897       1,950,897      5.500% 04/01/09 - 12/01/13 ...................................
          0        1,199,626       1,199,626      6.500% 03/01/00 - 01/01/09 ...................................
          0        1,091,930       1,091,930      8.500% 09/01/01...............................................
          0          622,486         622,486      9.000% 02/01/02...............................................
          0        1,907,736       1,907,736      9.250% 06/01/18...............................................

                                                Federal Housing Authority (FHA) Certificate - 1.4%
  2,971,464                0       2,971,464    Carrollon Manner,
                                                  7.375% 04/01/21 ..............................................

                                                Federal National Mortgage Association (FNMA) Certificates - 19.8%
          0          682,388         682,388      6.000% 08/01/99 ..............................................
          0        2,965,889       2,965,889      6.500% 01/01/09 - 07/01/09 ...................................
  3,000,000                0       3,000,000      6.800% 01/10/03 ..............................................
  1,954,132                0       1,954,132      7.050% 10/01/12 ..............................................
 15,305,944                0      15,305,944      7.500% 06/01/12 - 03/01/27 ...................................
  4,383,936        2,511,062       6,894,998      8.000% 08/01/99 - 09/01/11 ...................................
    172,985                0         172,985      8.250% 04/01/09 . ............................................
    588,739          815,265       1,404,004      8.500% 01/01/98 - 07/01/21 ...................................
          0          268,900         268,900      9.000% 12/01/16. .............................................
          0          999,505         999,505    CMO, Series 1993-54, Class VB, 7.000% 02/25/04 .................
          0        2,549,302       2,549,302    REMIC, Series 1997-55, Class B, 7.000% 02/18/27.................
  5,000,000                0       5,000,000    REMIC, Series X-188A, Class G, 5.800% 08/25/06..................

                                                Government National Mortgage Association (GNMA) Certificates - 5.8%
    354,515                0         354,515     7.000% 06/15/23 ...............................................
  8,993,031                0       8,993,031     7.500% 02/15/04 - 03/15/24 ....................................
          0        1,088,896       1,088,896     8.000% 02/15/23 ...............................................
          0           50,924          50,924     9.000% 06/15/18 ...............................................
    312,623          200,643         513,266     9.500% 04/15/16 - 08/15/21 ....................................
    584,704           22,599         607,303    10.000% 11/15/09 - 08/15/20 ....................................
    131,139                0         131,139    10.500% 12/15/20 ...............................................
          0           25,356          25,356    11.000% 03/15/01 ...............................................
    120,913                0         120,913    11.750% 09/15/00 - 12/15/00 ....................................
        421                0             421    12.750% 12/15/97................................................
          0           83,315          83,315    13.000% 01/15/01 - 04/15/11 ....................................

                                                Government National Mortgage Association II (GNMA II) Certificate - 0.0%
     67,179                0          67,179     11.000% 10/20/20 ..............................................


                                                TOTAL MORTGAGE-BACKED SECURITIES. ..............................


              DESCRIPTION                                                                   VALUE
=====================================================================================================================
                                                                           Nations          Emerald
                                                                          Government    U.S. Government    Pro Forma
                                                                          Securities      Securities       Combining
                                                                             Fund            Fund          Portfolios
=====================================================================================================================
Export Funding Trust,Series 95-A, 8.210% 12/29/06 ......................  $         0     $ 1,846,256     $ 1,846,256
                                                                          ===========================================


Federal Home Loan Mortgage Corporation (FHLMC) Certificates - 12.4%
  6.200% 09/08/08 ......................................................            0       2,305,284       2,305,284
  7.000% 07/01/03 ......................................................            0       1,015,755       1,015,755
  7.500% 08/01/08 - 06/01/09 ...........................................      261,010               0         261,010
  8.000% 08/01/07 - 05/01/17 ...........................................    2,715,040               0       2,715,040
  8.500% 02/01/08 - 06/01/17 ...........................................      593,241               0         593,241
  9.000% 05/01/09 - 12/01/16 ...........................................      563,056               0         563,056
  9.500% 04/01/18 - 06/01/21 ...........................................      634,831               0         634,831
 10.000% 07/01/01 - 09/01/18 ...........................................       73,626          97,677         171,303
REMIC, Series 1212, ClassCA, 6.500% 07/15/16 ...........................            0         493,878         493,878
REMIC, Series 1388, 3.500% 06/15/07 ....................................            0       2,582,490       2,582,490
Series 1388, Class H, 7.440% 09/20/06  .................................            0       5,190,630       5,190,630
15 Year Standard Giant, (New Gold), FGCI, 7.000% 07/01/11 ..............    2,994,969               0       2,994,969
Gold: ..................................................................            0
  5.500% 04/01/09 - 12/01/13 ...........................................            0       1,887,687       1,887,687
  6.500% 03/01/00 - 01/01/09 ...........................................            0       1,202,424       1,202,424
  8.500% 09/01/01  .....................................................            0       1,118,759       1,118,759
  9.000% 02/01/02  .....................................................            0         646,507         646,507
  9.250% 06/01/18  .....................................................            0       2,019,186       2,019,186
                                                                          -------------------------------------------
                                                                            7,835,773      18,560,277      26,396,050
                                                                          -------------------------------------------
Federal Housing Authority (FHA) Certificate - 1.4%
Carrollon Manner,
  7.375% 04/01/21 ......................................................    3,050,394               0       3,050,394
                                                                          -------------------------------------------

Federal National Mortgage Association (FNMA) Certificates - 19.8%
  6.000% 08/01/99 ......................................................            0         676,970         676,970
  6.500% 01/01/09 - 07/01/09 ...........................................            0       2,969,992       2,969,992
  6.800% 01/10/03 ......................................................    3,091,410               0       3,091,410
  7.050% 10/01/12 ......................................................    2,025,580               0       2,025,580
  7.500% 06/01/12 - 03/01/27 ...........................................   15,630,777               0      15,630,777
  8.000% 08/01/99 - 09/01/11 ...........................................    4,531,579       2,563,945       7,095,524
  8.250% 04/01/09 ......................................................      180,366               0         180,366
  8.500% 01/01/98 - 07/01/21 ...........................................      615,289         826,540       1,441,829
  9.000% 12/01/16  .....................................................            0         282,799         282,799
CMO, Series 1993-54, Class VB, 7.000% 02/25/04 .........................            0       1,016,141       1,016,141
REMIC, Series 1997-55, Class B, 7.000% 02/18/27  .......................            0       2,571,862       2,571,862
REMIC, Series X-188A, Class G, 5.800% 08/25/06  ........................    4,959,350               0       4,959,350
                                                                          -------------------------------------------
                                                                           31,034,351      10,908,249      41,942,600
                                                                          -------------------------------------------
Government National Mortgage Association (GNMA) Certificates - 5.8%
 7.000% 06/15/23 .......................................................      356,617               0         356,617
 7.500% 02/15/04 - 03/15/24 ............................................    9,195,372               0       9,195,372
 8.000% 02/15/23 .......................................................            0       1,132,158       1,132,158
 9.000% 06/15/18 .......................................................            0          55,148          55,148
 9.500% 04/15/16 - 08/15/21 ............................................      339,556         211,136         550,692
10.000% 11/15/09 - 08/15/20 ............................................      651,235          24,836         676,071
10.500% 12/15/20 .......................................................      147,805               0         147,805
11.000% 03/15/01 .......................................................            0          27,059          27,059
11.750% 09/15/00 - 12/15/00 ............................................      127,158               0         127,158
12.750% 12/15/97  ......................................................          423               0             423
13.000% 01/15/01 - 04/15/11 ............................................            0          98,595          98,595
                                                                          -------------------------------------------
                                                                           10,818,166       1,548,932      12,367,098
                                                                          -------------------------------------------
Government National Mortgage Association II (GNMA II) Certificate - 0.0%
 11.000% 10/20/20 ......................................................       76,671               0          76,671
                                                                          -------------------------------------------


TOTAL MORTGAGE-BACKED SECURITIES .......................................   52,815,355      31,017,458      83,832,813
                                                                          ===========================================


                   See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Government Securities Fund/Emerald U.S. Government Securities Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                PRINCIPAL AMOUNT                              DESCRIPTION
========================================================================================================================
 Nations            Emerald
Government      U.S. Government   Pro Forma
Securities         Securities     Combining
   Fund               Fund        Portfolios
========================================================================================================================
MUNICIPAL BONDS - 7.1%
 $7,060,000               $0      $7,060,000    Chicago, Illinois Public Building Commission,
                                                  Special Obligation Bonds, (Taxable-Refunding),
                                                  7.000% 01/01/07 ..............................................


  7,500,000                0       7,500,000    Texas State Department of Housing and Community Affairs,
                                                  Single Family Revenue, (Teams-Taxable-Mortgage), Series C,
                                                  (MBIA Insured),
                                                  6.800% 09/01/29 ..............................................

                                                TOTAL MUNICIPAL BONDS ..........................................

U.S. GOVERNMENT AGENCY SECURITIES - 20.1%
                                                Federal Agricultural Mortgage Corporation:
          0        2,500,000       2,500,000     7.080% 03/25/02 ...............................................
                                                Federal Home Loan Mortgage Corporation:
          0        2,500,000       2,500,000     5.780% 10/22/03 ...............................................
          0        2,200,000       2,200,000     6.080% 10/29/08 ...............................................
          0        2,000,000       2,000,000     6.880% 11/22/06 ...............................................
          0        2,000,000       2,000,000     7.290% 01/27/04 ...............................................
                                                Federal National Mortgage Association, Discount Notes:
          0        2,500,000       2,500,000     7.550% 06/10/04 ...............................................
                                                Federal National Mortgage Association:
          0        1,000,000       1,000,000     5.930% 09/26/03 ...............................................
          0        1,500,000       1,500,000     5.970% 09/03/03 ...............................................
          0        1,000,000       1,000,000     6.210% 11/07/07 ...............................................
          0        2,000,000       2,000,000     6.310% 03/14/01 ...............................................
  5,000,000                0       5,000,000     6.410% 11/13/12 ...............................................
  5,000,000                0       5,000,000     6.460% 06/29/12 ...............................................
          0        1,000,000       1,000,000     6.720% 08/01/05 ...............................................
  5,000,000                0       5,000,000     6.940% 03/19/07 ...............................................
          0        2,000,000       2,000,000     6.960% 09/05/12 ...............................................
          0        1,500,000       1,500,000     7.180% 10/01/03 ...............................................
                                                Navy Federal Credit Union:
          0        1,735,927       1,735,927     7.000% 06/01/04 ...............................................
                                                Tennesse Valley Authority;
          0        1,500,000       1,500,000     8.630% 11/15/29 ...............................................
          0          500,000         500,000     8.250% 09/15/34 ...............................................

                                                TOTAL U.S. GOVERNMENT AGENCY SECURITIES ........................

U.S. TREASURY OBLIGATIONS - 26.6%
                                                U.S. Treasury Bonds - 12.3%
          0        1,000,000       1,000,000     5.750% 11/15/00 ...............................................
          0        2,500,000       2,500,000    12.750% 11/15/10 ...............................................
 18,000,000                0      18,000,000     7.250% 08/15/22 ...............................................
          0        1,000,000       1,000,000     6.000% 02/15/26 ...............................................

                                                U.S. Treasury Notes - 14.3%
  6,000,000                0       6,000,000     6.250% 08/31/02 ...............................................
          0        4,500,000       4,500,000     7.000% 07/15/06 ...............................................
  4,000,000                0       4,000,000     6.500% 10/15/06 ...............................................
 15,050,000                0      15,050,000     6.125% 08/15/07 ...............................................


                                                TOTAL U.S. TREASURY OBLIGATIONS ................................


                                                TOTAL SECURITIES ...............................................

REPURCHASE AGREEMENT - 5.2%
 11,098,000                0      11,098,000    Agreement with Smith Barney, 5.680% dated 11/28/97, to be
                                                  repurchased at $11,103,253 on 12/01/97........................

CASH SWEEP ACCOUNT - 0.1%
          0          203,461         203,461    Bank of New York Cash Sweep Account.............................


              DESCRIPTION                                                        VALUE
==========================================================================================================
                                                             Nations            Emerald
                                                            Government      U.S. Government    Pro Forma
                                                            Securities        Securities       Combining
                                                               Fund              Fund          Portfolios
==========================================================================================================
Chicago, Illinois Public Building Commission,
  Special Obligation Bonds, (Taxable-Refunding),
  7.000% 01/01/07 ........................................  $  7,432,486     $          0     $  7,432,486
                                                            ----------------------------------------------

Texas State Department of Housing and Community Affairs,
  Single Family Revenue, (Teams-Taxable-Mortgage), Series C,
  (MBIA Insured),
  6.800% 09/01/29 ........................................     7,592,775                0        7,592,775
                                                            ----------------------------------------------

TOTAL MUNICIPAL BONDS ....................................    15,025,261                0       15,025,261
                                                            ==============================================


Federal Agricultural Mortgage Corporation:
 7.080% 03/25/02 .........................................             0        2,524,212        2,524,212
Federal Home Loan Mortgage Corporation:
 5.780% 10/22/03 .........................................             0        2,433,085        2,433,085
 6.080% 10/29/08 .........................................             0        2,122,318        2,122,318
 6.880% 11/22/06 .........................................             0        2,023,416        2,023,416
 7.290% 01/27/04 .........................................             0        2,000,910        2,000,910
Federal National Mortgage Association, Discount Notes:
 7.550% 06/10/04 .........................................             0        2,290,523        2,290,523
Federal National Mortgage Association:
 5.930% 09/26/03 .........................................             0          977,579          977,579
 5.970% 09/03/03 .........................................             0        1,462,434        1,462,434
 6.210% 11/07/07 .........................................             0        1,002,731        1,002,731
 6.310% 03/14/01 .........................................             0        1,994,172        1,994,172
 6.410% 11/13/12 .........................................     5,050,000                0        5,050,000
 6.460% 06/29/12 .........................................     5,071,140                0        5,071,140
 6.720% 08/01/05 .........................................             0        1,036,116        1,036,116
 6.940% 03/19/07 .........................................     5,083,600                0        5,083,600
 6.960% 09/05/12 .........................................             0        2,075,324        2,075,324
 7.180% 10/01/03 .........................................             0        1,520,517        1,520,517
Navy Federal Credit Union:
 7.000% 06/01/04 .........................................             0        1,758,303        1,758,303
Tennesse Valley Authority;
 8.630% 11/15/29 .........................................             0        1,618,707        1,618,707
 8.250% 09/15/34 .........................................             0          512,031          512,031
                                                            ----------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES ..................    15,204,740       27,352,378       42,557,118
                                                            ==============================================


U.S. Treasury Bonds - 12.3%
 5.750% 11/15/00 .........................................             0          998,438          998,438
12.750% 11/15/10 .........................................             0        3,551,565        3,551,565
 7.250% 08/15/22 .........................................    20,525,580                0       20,525,580
 6.000% 02/15/26 .........................................             0          982,188          982,188
                                                            ----------------------------------------------
                                                              20,525,580        5,532,191       26,057,771
                                                            ----------------------------------------------
U.S. Treasury Notes - 14.3%
 6.250% 08/31/02 .........................................     6,093,720                0        6,093,720
 7.000% 07/15/06 .........................................             0        4,820,630        4,820,630
 6.500% 10/15/06 .........................................     4,159,360                0        4,159,360
 6.125% 08/15/07 .........................................    15,339,259                0       15,339,259
                                                            ----------------------------------------------
                                                              25,592,339        4,820,630       30,412,969
                                                            ----------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS ..........................    46,117,919       10,352,821       56,470,740
                                                            ==============================================


TOTAL SECURITIES .........................................   129,163,275       70,568,913      199,732,188
                                                            ==============================================


Agreement with Smith Barney, 5.680% dated 11/28/97, to be
  repurchased at $11,103,253 on 12/01/97  ................    11,098,000                0       11,098,000
                                                            ----------------------------------------------


Bank of New York Cash Sweep Account ......................             0          203,461          203,461
                                                            ----------------------------------------------

TOTAL INVESTMENTS (Cost $138,580,532, $69,351,690 and $207,932,222) ...    99.4%     140,261,275    70,772,374    211,033,649
OTHER ASSETS AND LIABILITIES (Net) ....................................     0.6        1,015,779       311,408      1,327,187
                                                                          -----   -------------------------------------------
NET ASSETS ............................................................   100.0%  $  141,277,054    71,083,782    212,360,836
                                                                          =====   ===========================================


                   See Notes to Pro Forma Financial Statements

                       NATIONS GOVERNMENT SECURITIES FUND
                     EMERALD U.S. GOVERNMENT SECURITIES FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997

                                                                     Emerald U.S.
                                              Nations Government      Government      Adjustments to         Pro Forma
                                                Securities Fund    Securities Fund      Pro Forma         Combined (Note 1)
                                                ---------------    ---------------      ---------         -----------------
ASSETS:
Investments at Value (cost $138,580,532,$69,351,690
    and $207,932,222)                                $140,261,275        $70,772,374        -                 $211,033,649
Cash                                                          507         -                 -                          507
Income Receivable                                       1,737,860            719,822        -                    2,457,682
Receivable for Fund Shares Sold                            15,000              7,500        -                       22,500
Prepaid and Other Assets                                   28,833              3,086        -                       31,919
Total Assets                                          142,043,475         71,502,782                0          213,546,257
                                                     ------------        -----------      -----------         ------------

LIABILITIES:
Income Distribution Payable                               603,204            352,655        -                      955,859
Payable for fund shares repurchased                    -                       9,861        -                        9,861
Accrued Expenses and other payables                       163,217             56,484        -                      219,701
                                                     ------------        -----------      -----------         ------------
Total Liabilities                                         766,421            419,000                0            1,185,421
                                                     ------------        -----------      -----------         ------------

Net Assets Applicable to Shares Outstanding          $141,277,054        $71,083,782               $0         $212,360,836
                                                     ------------        -----------      -----------         ------------

Net Assets by Class:
            Primary A/Institutional                   $94,092,799        $49,468,965        -                 $143,561,764
                                                     ------------        -----------      -----------         ------------
            Primary B                                    $598,373        n/a                -                     $598,373
                                                     ------------        -----------      -----------         ------------
            Investor A/Retail                         $11,411,643        $21,614,817        -                  $33,026,460
                                                     ------------        -----------      -----------         ------------
            Investor B                                $34,030,357        n/a                -                  $34,030,357
                                                     ------------        -----------      -----------         ------------
            Investor C                                 $1,143,882        n/a                -                   $1,143,882

Shares Outstanding by Class:
            Primary A/Institutional                     9,570,005          4,821,199          210,198(a)        14,601,402
                                                     ------------        -----------      -----------         ------------
            Primary B                                      60,859        n/a                -                       60,859
                                                     ------------        -----------      -----------         ------------
            Investor A/Retail                           1,160,651          2,100,708           97,683(a)         3,359,042
                                                     ------------        -----------      -----------         ------------
            Investor B                                  3,461,181        n/a                -                    3,461,181
                                                     ------------        -----------      -----------         ------------
            Investor C                                    116,342        n/a                -                      116,342
                                                     ------------        -----------      -----------         ------------

            Primary A Shares:
            Net Asset Value per Share                       $9.83             $10.26                                 $9.83
                                                     ------------        -----------                          ------------

            Primary B Shares:
            Net Asset Value per Share                       $9.83        n/a                                         $9.83
                                                     ------------        -----------                          ------------

            Investor A Shares:
            Net Asset Value per Share                       $9.83             $10.29                                 $9.83
                                                     ------------        -----------                          ------------

            Investor B Shares:
            Net Asset Value per Share                       $9.83        n/a                                         $9.83
                                                     ------------        -----------                          ------------

            Investor C Shares:
            Net Asset Value per Share                       $9.83        n/a                                         $9.83
                                                     ------------        -----------                          ------------

(a) Reflects the difference in net asset value between the acquiring fund shares and the acquired fund shares.

                   See Notes to Pro Forma Financial Statements

                       NATIONS GOVERNMENT SECURITIES FUND
                    EMERALD U.S. GOVERNMENT SECURITIES FUND
                  Pro Forma Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                                                       Emerald U.S.
                                                Nations Government      Government        Adjustments to       Pro Forma
                                                  Securities Fund    Securities Fund        Pro Forma       Combined (Note 1)
                                                  ---------------    ---------------        ---------       -----------------
INVESTMENT INCOME:
Interest and Dividends                                 $7,982,811         $4,560,764                -          $12,543,575
                                                       ----------         ----------        ---------          -----------
            Total Investment Income                     7,982,811          4,560,764                -           12,543,575
                                                       ----------         ----------        ---------          -----------

EXPENSES:
Investment Advisory                                       736,996            265,439           99,667 (a)        1,102,102
Administration                                            115,825             51,429           14,946 (a)          182,200
Transfer Agent                                             80,396             13,419                -               93,815
Custodian (d)                                              27,307             13,688           (3,000)(b)           37,995
Legal and Audit Fees                                       41,530              5,139           (5,139)(b)           41,530
Trustees' Fees                                              2,109              3,314           (3,314)(b)            2,109
Other expenses                                            113,690             51,767          (65,000)(b)          100,457
                                                       ----------         ----------        ---------          -----------
            Subtotal                                    1,117,853            404,195           38,160            1,560,208

Shareholder servicing and distribution fees
            Primary B                                       3,680                  -              N/A                3,680
            Investor A                                     26,008            109,892          (54,946)(a)           80,954
            Investor C                                    268,938                  -              N/A              268,938
            Investor B                                     10,633                  -              N/A               10,633
Fees waived and/or reimbursed by
    investment advisor                                   (157,870)            (8,291)         (24,939)(c)         (191,100)
                                                       ----------         ----------        ---------          -----------
Total Expenses                                          1,269,242            505,796          (41,726)           1,733,313
                                                       ----------         ----------        ---------          -----------

NET INVESTMENT INCOME                                   6,713,569          4,054,968           41,726           10,810,262
                                                       ----------         ----------        ---------          -----------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities                     (7,557,461)           476,128                -           (7,081,333)
Change in unrealized appreciation/
    (depreciation) on securities                         (993,269)          (382,725)               -           (1,375,994)
                                                       ----------         ----------        ---------          -----------
Net Realized and Unrealized gain/(loss)
    on investments                                     (8,550,730)            93,403                            (8,457,327)
                                                       ----------         ----------                           -----------

Net Increase/(Decrease) in net assets
    resulting from operations                         ($1,837,161)        $4,148,371          $41,726           $2,352,935
                                                       ----------         ----------        ---------          -----------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                   See Notes to Pro Forma Financial Statements

                       Nations Government Securities Fund
                     Emerald U.S. Government Securities Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Company offers eight separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald U.S. Government Securities Fund in exchange for shares of Nations Government Securities Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald U.S. Government Securities Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                       Nations Government Securities Fund
                     Emerald U.S. Government Securities Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Government Securities Fund's investment advisory fee was computed based on the annual rate of 0.65% of average daily net assets up to $100 million, 0.55% of average daily net assets between $100 million and $250 million and 0.50% of average daily net assets exceeding $250 million. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Company and the investment portfolios of Nations Fund Trust and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Company has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations Government Securities Fund. Under the Administration Plan, aggregate payments may not exceed 0.50%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Company has also adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations Government Securities Fund. Under the Investor A Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Company has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor C Shares ("Investor C Distribution Plan") of the Nations Government Securities Fund. Under the Investor C Distribution Plan, aggregate payments may not exceed 0.60%, on an annualized basis, of the average daily net assets of the Investor C Shares of the Fund.

                       Nations Government Securities Fund
                     Emerald U.S. Government Securities Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

The Company has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares ("Investor C Servicing Plan") of the Nations Government Securities Fund. Under the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Certain securities are valued by an independent pricing service approved by the Board of Directors. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, if any, securities for which market quotations are not readily available and other assets are valued at fair market value under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald U.S. Government Securities Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Government Securities Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 21,598,826 consists of 7,229,788 shares assumed issued in the reorganization plus

                       Nations Government Securities Fund
                     Emerald U.S. Government Securities Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

14,369,038 shares of Nations Government Securities Fund at November 30, 1997.

NATIONS FUNDS
Nations International Value Fund/Emerald International Equity Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                  SHARES                                DESCRIPTION                                        VALUE
===================================================================================================================================
   Nations        Emerald      Pro Forma                                                  Nations          Emerald       Pro Forma
International  International   Combining                                               International    International    Combining
  Value Fund    Equity Fund    Portfolios                                                Value Fund      Equity Fund     Portfolios
===================================================================================================================================
COMMON STOCKS - 96.4%
                                              Argentina - 2.3%
                                              Energy Sources - 2.3%
            0         40,150       40,150     YPF Sociedad Anonima, Class D, ADR .....            $0    $   1,347,534  $  1,347,534
                                                                                       --------------------------------------------

                                              Austria - 1.1%
                                              Utilities - Electric and Gas - 1.1%
            0         24,860       24,860     EVN Energic - Versorgung Nied., ADR.....             0          640,819       640,819
                                                                                       --------------------------------------------

                                              Brazil - 4.7%
                                              Soft Drinks - 0.6%
            0         25,000       25,000     Compania Cervejaria Brahma..............             0          332,813       332,813
                                                                                       --------------------------------------------
                                              Telecommunications - 1.3%
            0          7,300        7,300     Telebras, Preferred Shares, ADR ........             0          761,938       761,938
                                                                                       --------------------------------------------
                                              Utilities - Electric and Gas - 2.8%
            0         69,450       69,450     Electrobras, ADR .......................             0        1,621,476     1,621,476
                                                                                       --------------------------------------------
                                                                                                   0        2,716,227     2,716,227
                                                                                       --------------------------------------------
                                              Denmark - 7.6%
                                              Banking - 3.3%
            0         16,310       16,310     Den Danske Bank, Unsponsored ADR........             0        1,936,018     1,936,018
                                                                                       --------------------------------------------
                                              Telecommunications - 4.3%
            0         84,950       84,950     Tele Danmark AS, Class B, ADR ..........             0        2,537,881     2,537,881
                                                                                       --------------------------------------------
                                                                                                   0        4,473,899     4,473,899
                                                                                       --------------------------------------------
                                              France - 17.9%
                                              Automobiles - 2.3%
            0         47,300       47,300     PSA Peugeot Citroen, ADR................             0        1,336,036     1,336,036
                                                                                       --------------------------------------------
                                              Banking - 2.3%
            0         10,500       10,500     Cie Financiere De Paribus SA                         0          758,577       758,577
            0         21,600       21,600     Societe Generale, ADR...................             0          567,853       567,853
                                                                                       --------------------------------------------
                                                                                                   0        1,326,430     1,326,430
                                                                                       --------------------------------------------
                                              Electrical and Electronics - 4.0%
            0         94,400       94,400     Aleatel Alsthom, ADR....................             0        2,336,400     2,336,400
                                                                                       --------------------------------------------
                                              Energy Sources - 1.7%
            0         17,800       17,800     Elf Aquitane, ADR ......................             0        1,019,050     1,019,050
                                                                                       --------------------------------------------
                                              Food and Houshold Products - 4.4%
            0         80,500       80,500     Groupe Danone. ADR......................             0        2,575,999     2,575,999
                                                                                       --------------------------------------------
                                              Insurance - 3.2%
            0         33,000       33,000     AGF Assurances Generales de France ORD..             0        1,878,211     1,878,211
                                                                                       --------------------------------------------
                                                                                                   0       10,472,126    10,472,126
                                                                                       --------------------------------------------
                                              Germany - 4.5%
                                              Automobiles - 4.5%
            0         37,630       37,630     Daimler-Benz, ADR ......................             0        2,657,619     2,657,619
                                                                                       --------------------------------------------

                                              Israel - 0.1%
                                              Data Processing and Reproduction - 0.1%
            0          3,100        3,100     Scitex Corporation, Ltd. ...............             0           38,363        38,363
                                                                                       --------------------------------------------

                                              Italy - 11.6%
                                              Banking - 5.2%
            0        367,000      367,000     Banca Commerciale Italiana..............             0        1,051,271     1,051,271
            0         65,057       65,057     Istituto Mobiliare Italiano, SPA, ADR ..             0        2,020,833     2,020,833
                                                                                       --------------------------------------------
                                                                                                   0        3,072,104     3,072,104
                                                                                       --------------------------------------------
                                              Insurance - 2.0%
            0         66,200       66,200     Istit. Nazionale Assic., ADR............             0        1,150,225     1,150,225
                                                                                       --------------------------------------------
                                              Telecommunications - 4.4%
            0         41,410       41,410     Telecom Intalia Spa-Ap ADR..............             0        2,572,596     2,572,596
                                                                                       --------------------------------------------
                                                                                                   0        6,794,925     6,794,925
                                                                                       --------------------------------------------
                                              Japan - 7.0%
                                              Electrical and Electronics - 3.1%
            0         24,900       24,900     Hitachi Ltd., ADR.......................             0        1,788,131     1,788,131
                                                                                       --------------------------------------------
                                              Financial Services - 0.9%
            0         14,500       14,500     Daiwa Securities - Unsponsored ADR......             0          505,582       505,582
            0        499,000      499,000     Yen Yamaichi Secs Ltd Japanese Ord......             0            7,820         7,820
                                                                                       --------------------------------------------
                                                                                                   0          513,402       513,402
                                                                                       --------------------------------------------


                  See Notes to Pro Forma Financial Statements.

NATIONS FUNDS
Nations International Value Fund/Emerald International Equity Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                                DESCRIPTION                                        VALUE
===================================================================================================================================
   Nations        Emerald      Pro Forma                                                  Nations          Emerald       Pro Forma
International  International   Combining                                               International    International    Combining
  Value Fund    Equity Fund    Portfolios                                                Value Fund      Equity Fund     Portfolios
===================================================================================================================================
                                              COMMON STOCKS - (continued)
                                              Japan - (continued)
                                              Insurance - 2.5%
            0         30,800       30,800     Tokio Marine & Fire Insurance Co., ADR..            $0    $   1,466,850  $  1,466,850
                                                                                       --------------------------------------------
                                              Oil and Gas Production - 0.5%
            0         90,000       90,000     Yen Nippon Oil Company, Ltd ............             0          313,810       313,810
                                                                                       --------------------------------------------
                                                                                                   0        4,082,193     4,082,193
                                                                                       --------------------------------------------

                                              Mexico - 2.5%
                                              Telecommunications - 2.5%
            0         29,425       29,425     Telefonos de Mexico, Class L, ADR ......             0        1,456,538     1,456,538
                                                                                       --------------------------------------------

                                              Netherlands - 4.6%
                                              Insurance - 2.3%
            0         33,580       33,580     ING Groep N.V., ADR ....................             0        1,368,385     1,368,385
                                                                                       --------------------------------------------
                                              Telecommunications - 2.3%
            0         33,290       33,290     KPN - Konin, PTT Nederland, ADR ........             0        1,342,003     1,342,003
                                                                                       --------------------------------------------
                                                                                                   0        2,710,388     2,710,388
                                                                                       --------------------------------------------
                                              Portugal - 1.9%
                                              Electrical Products - 1.9%
            0         60,000       60,000     Esc Electricidade De Port+..............             0        1,084,401     1,084,401
                                                                                       --------------------------------------------

                                              Singapore - 3.4%
                                              Banking - 1.2%
            0         18,800       18,800     Develop Bank Singapore - Sp Adr ........             0          700,300       700,300
                                                                                       --------------------------------------------
                                              Multi-Industry - 2.2%
            0        240,200      240,200     Jardine Matheson Holdings Ltd., ADR ....             0        1,273,060     1,273,060
                                                                                       --------------------------------------------
                                                                                                   0        1,973,360     1,973,360
                                                                                       --------------------------------------------
                                              South Africa - 2.6%
                                              Metals and Steel - 1.0%
            0        131,700      131,700     Iscor, Ltd., ADR........................             0          574,897       574,897
                                                                                       --------------------------------------------
                                              Misc Materials and Commodities - 1.6%
            0         45,000       45,000     DeBeers Cons. Mines. Unsponsored ADR ...             0          939,375       939,375
                                                                                       --------------------------------------------
                                                                                                   0        1,514,272     1,514,272
                                                                                       --------------------------------------------
                                              South Korea - 0.7%
                                              Utilities - Electrical and Gas - 0.7%
            0         44,000       44,000     Korea Electric Power Corporation, ADR ..             0          398,750       398,750
                                                                                       --------------------------------------------

                                              Spain - 3.4%
                                              Banking - 1.2%
            0         23,400       23,400     Corp. Bancaria de Espana
                                              (Argentaria), ADR ......................             0          707,850       707,850
                                                                                       --------------------------------------------
                                              Telecommunications - 2.2%
            0         15,020       15,020     Telefonica de Espana S.A., ADR..........             0        1,299,230     1,299,230
                                                                                       --------------------------------------------
                                                                                                   0        2,007,080     2,007,080
                                                                                       --------------------------------------------
                                              Switzerland - 7.3%
                                              Food and Houshold Products - 5.1%
            0         41,200       41,200     Nestle S.A. Registered ADR..............             0        3,031,435     3,031,435
                                                                                       --------------------------------------------
                                              Technology Services - 2.2%
            0            710          710     Sfr Baloise Holdings+ ..................             0        1,264,933     1,264,933
                                                                                       --------------------------------------------
                                                                                                   0        4,296,368     4,296,368
                                                                                       --------------------------------------------

                                              United Kingdom - 13.2%
                                              Beverages and Tobacco - 5.6%
            0         83,200       83,200     B.A.T. Industries PLC, ADR .............             0        1,513,200     1,513,200
                                                                                       --------------------------------------------
            0         40,270       40,270     Guiness PLC, ADR .......................             0        1,823,386     1,823,386
                                                                                       --------------------------------------------
                                                                                                   0        3,336,586     3,336,586
                                                                                       --------------------------------------------
                                              Chemicals - 1.9%
            0         18,400       18,400     Imperial Chemical, ADR..................             0        1,093,650     1,093,650
                                                                                       --------------------------------------------
                                              Misc Materials and Commodities - 1.1%
            0         20,000       20,000     Tate & Lyle PLC-Sponsored ADR...........             0          634,158       634,158
                                                                                       --------------------------------------------
                                              Multi-Industry - 3.1%
            0        132,440      132,440     BTR PLC, ADR............................             0        1,831,937     1,831,937
                                                                                       --------------------------------------------


                  See Notes to Pro Forma Financial Statements.

NATIONS FUNDS
Nations International Value Fund/Emerald International Equity Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                                DESCRIPTION                                        VALUE
===================================================================================================================================
   Nations        Emerald      Pro Forma                                                  Nations          Emerald       Pro Forma
International  International   Combining                                               International    International    Combining
  Value Fund    Equity Fund    Portfolios                                                Value Fund      Equity Fund     Portfolios
===================================================================================================================================
                                              COMMON STOCKS - (continued)
                                              United Kingdom - (continued)
                                              Textiles - 1.5%
             0       166,140      166,140     Coats Viyella ..........................            $0    $     852,331  $    852,331
                                                                                       --------------------------------------------
                                                                                                   0        7,748,662     7,748,662
                                                                                       --------------------------------------------

                                              TOTAL COMMON STOCKS                                  0       56,413,524    56,413,524
                                                                                       ============================================

CASH SWEEP ACCOUNT - 5.5%
             0     3,223,153    3,223,153     Bank of New York........................             0        3,223,153     3,223,153
                                                                                       ============================================


TOTAL INVESTMENTS (Cost $0, $56,145,727 and $56,145,727). ..................  101.9%               0       59,636,677    59,636,677
OTHER ASSETS AND LIABILITIES (Net). ........................................   (1.9)               0       (1,100,055)   (1,100,055)
                                                                              -----    --------------------------------------------
NET ASSETS .................................................................  100.0%   $           0       58,536,622    58,536,622
                                                                              =====    ============================================

----------
+ Non-income producing security


ABBREVIATION

ADR     American Depositary Receipt

At November 30, 1997, the Emerald International Equity Fund's open forward currency contracts were as follows:

                                                                                                             Unrealized
                         Delivery        Contract        Contract             Contract        Market        Appreciation
Currency                 Date            Price**         Amount**             Value           Value        (Depreciation)
--------                 ----            -------         --------------------------           -----        --------------
Short Contracts:
Italian Lire...........  12/01/97        1704.8696       (933,885,487)        ($547,775)      ($540,427)           $7,348

Long Contracts:
Italian Lire...........  12/05/97        1729.1763        204,066,134           118,013         118,090                77
                                                         ------------------------------

Total .................                                  (729,819,353)        ($429,762)      ($422,337)           $7,425
                                                         ==============================        ========            ======

----------
** In local currency


                  See Notes to Pro Forma Financial Statements.

                        NATIONS INTERNATIONAL VALUE FUND
                        EMERALD INTERNATIONAL EQUITY FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997


                                              Nations        Emerald
                                           International  International   Adjustments to     Pro Forma
                                            Value Fund     Equity Fund    Pro Forma       Combined (Note 1)
                                            ----------     -----------    ---------       -----------------
ASSETS:
Investments at Value (cost $56,145,727)          -           $59,636,677      -               $59,636,677
Income Receivable                                -                98,468      -                    98,468
Receivable for investment securities sold        -               540,427      -                   540,427
Tax reclaim receivable                           -                36,841      -                    36,841
Receivable for Foreign Currency Contracts        -                 7,425      -                     7,425
Unamortized Organizational Costs                 -                 7,735      ($7,735)(a)               0
Receivable due from Advisor                      -                     0       $7,735 (a)           7,735
Prepaid and Other Assets                         -                19,081      -                    19,081
                                                --           -----------                      -----------
Total Assets                                     0            60,346,654      -                60,346,654
                                                --           -----------                      -----------

LIABILITIES:
Dividends Payable                                -               412,756      -                   412,756
Payable for capital shares redeemed              -                12,217      -                    12,217
Payable for investment securitiies purchased     -             1,273,859      -                 1,273,859
Accrued Expenses and Other Liabilities           -               111,200      -                   111,200
                                                --           -----------                      -----------
Total Liabilities                                0             1,810,032                        1,810,032
                                                --           -----------                      -----------

Net Assets Applicable to Shares Outstanding     $0           $58,536,622                      $58,536,622
                                                --           -----------                      -----------

Net Assets by Class:
                 Primary A/Institutional         -           $54,277,291      -               $54,277,291
                                                --           -----------     --               -----------
                 Primary B                       -              -             -                         -
                                                --           -----------     --               -----------
                 Investor A/Retail               -            $4,259,331      -                $4,259,331
                                                --           -----------     --               -----------
                 Investor B                      -              -             -                         -
                                                --           -----------     --               -----------
                 Investor C                      -              -
                                                --           -----------                      -----------

Shares Outstanding by Class:
                 Primary A/Institutional         -             4,122,281      -                 4,122,281
                                                --           -----------     --               -----------
                 Primary B                       -              -             -                         -
                                                --           -----------     --               -----------
                 Investor A/Retail               -               324,510      -                   324,510
                                                --           -----------     --               -----------
                 Investor B                      -              -             -                         -
                                                --           -----------     --               -----------
                 Investor C                      -              -
                                                --           -----------

                 Primary A Shares:
                 Net Asset Value per Share       -                $13.17                           $13.17
                                                --           -----------                      -----------

                 Primary B Shares:
                 Net Asset Value per Share       -             n/a                              n/a
                                                --           -----------                      -----------

                 Investor A Shares:
                 Net Asset Value per Share       -                $13.13                           $13.13
                                                --           -----------                      -----------

                 Investor B Shares:
                 Net Asset Value per Share       -             n/a                              n/a
                                                --           -----------                      -----------

                 Investor C Shares:
                 Net Asset Value per Share       -             n/a                              n/a
                                                --           -----------                      -----------

                   See Notes to Pro Forma Financial Statements

(a) Unamortized Organization Costs of the acquired fund will be borne by the Advisor.

                        NATIONS INTERNATIONAL VALUE FUND
                       EMERALD INTERNATIONAL EQUITY FUND
             Pro Forma Combining Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                              Nations        Emerald
                                           International  International   Adjustments to     Pro Forma
                                            Value Fund     Equity Fund    Pro Forma       Combined (Note 1)
                                            ----------     -----------    ---------       -----------------
INVESTMENT INCOME:
Dividends                                        -              $913,577      $-                 $913,577
Interest                                         -                     0      -                         0
Foreign withholding taxes                        -               (76,820)     -                   (76,820)
                                                --            ----------     --------          ----------
                 Total Investment Income         -               836,757      -                   836,757
                                                --            ----------     --------          ----------

EXPENSES:
Investment Advisory                              -               400,141      (39,768)(a)         360,373
Administration                                   -                31,013        9,028 (a)          40,041
Transfer Agent                                   -                 8,063       20,000 (b)          28,063
Custodian (e)                                    -                 2,961       15,000 (b)          17,961
Legal and Audit Fees                             -                 5,500       35,000 (b)          40,500
Trustees' Fees                                   -                 1,782      -                     1,782
Amortization of organization costs               -                 2,422       (2,422)(c)               0
Other expenses                                   -                36,010          216 (b)          36,226
                                                --            ----------     --------          ----------
                 Subtotal                        -               487,892       37,054             524,946

Shareholder servicing and distribution fees
                 Primary B                       -                   N/A          N/A                   0
                 Investor A/Retail               -                10,220       (5,110)(a)           5,110
                 Investor C                      -                   N/A          N/A                   0

Fees waived and/or reimbursed by
    investment advisor                           -                (4,304)       4,304 (d)               0
                                                --            ----------     --------          ----------
Total Expenses                                   -               493,808       36,248             530,056
                                                --            ----------     --------          ----------

NET INVESTMENT INCOME                            -               342,949      (36,248)            306,701
                                                --            ----------     --------          ----------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities and
    transactions                                 -             1,541,113            -           1,541,113
Net Realized Gains/(Losses) from foreign
    security transactions                        -               (11,468)           -             (11,468)
Change in unrealized appreciation/
    (depreciation) on investments                -             2,556,440            -           2,556,440
                                                --            ----------     --------          ----------
Net Realized and Unrealized gain/(loss)
    on investments                               -             4,086,085            -           4,086,085
                                                --            ----------     --------          ----------

Net Increase/(Decrease) in net assets
    resulting from operations                    -            $4,429,034     ($36,248)         $4,392,786
                                                --            ----------     --------          ----------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects differences in expense structures.
(c) Organization expense of the acquired fund is not an expense of the combined fund.
(d) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(e) Net of expense offset arrangements amounts to less than .01% of average net assets.

       See Notes to Pro Forma Financial Statements

                        Nations International Value Fund
                        Emerald International Equity Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Company offers eight separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996 . These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald International Equity Fund in exchange for shares of Nations International Value Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward and the results of operations of the Emerald International Equity Fund for pre-combination periods will be carried forward under the new name of Nations International Value Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the fund incorporated by reference in the Statement of Additional Information.

                        Nations International Value Fund
                        Emerald International Equity Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations International Value Fund's investment advisory fee was computed based on the annual rate of 0.90% of average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Company and the investment portfolios of Nations Fund Trust and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Company has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations International Value Fund. Under the Administration Plan, aggregate payments may not exceed 0.50%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Company has also adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations International Value Fund. Under the Investor A Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Company has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares ("Investor B Distribution Plan") and Investor C Shares ("Investor C Distribution Plan") of the Nations International Value Fund. Under the Investor B Distribution Plan and Investor C Distribution Plan, aggregate payments may not exceed 0.75% and 0.25%, on an annualized basis, of the average daily net assets of the Investor B Shares and Investor C Shares respectively, of the Fund.

                        Nations International Value Fund
                        Emerald International Equity Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

The Company has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares ("Investor C Servicing Plan") of the Nations International Value Fund. Under the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Securities of Nations International Value Fund which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on a national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the -counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. The valuation of international securities which trade on foreign exchanges are provided by an independent pricing service approved by the Board of Directors of each Fund. market Securities for which market quotations are not readily available and certain other assets are valued by the investment adviser under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald International Equity Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

                        Nations International Value Fund
                        Emerald International Equity Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

The pro forma net asset value per share assumes the issuance of additional shares of Nations International Value Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 4,446,791 consists of 4,446,791 shares assumed issued in the reorganization plus 0 shares of Nations International Value Fund at November 30, 1997.

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                   PRINCIPAL AMOUNT                        SECURITY DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
     Nations                Emerald        Pro Forma
      Prime                  Prime         Combining
      Fund                   Fund          Portfolios
-----------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS - 21.9%
                                                           Bank Notes - Domestic - 3.7%
               $0         $50,000,000     $50,000,000      First USA Bank:
                                                               Variable Rate Bank Note 5.740% .........................
                0          22,000,000      22,000,000      Amex Centurian:
                                                               Variable Rate Bank Note 5.710% .........................
                0          44,000,000      44,000,000      Bank of New York:
                                                               Bank Note 5.800% .......................................
                0          39,000,000      39,000,000      Compass Bank:
                                                               Variable Rate Bank Note 5.640% .........................
                0          40,000,000      40,000,000      J.P. Morgan Securities:
                                                               Bank Note 5.900% .......................................
                0          37,000,000      37,000,000      Morgan Stanley:
                                                               Variable Rate Bank Note 5.830% .........................
                0          45,000,000      45,000,000      Northern Trust:
                                                               Bank Note 5.750% .......................................
                0          33,000,000      33,000,000      PNC Bank NA.:
                                                               Variable Rate Bank Note 5.600% .........................

                                                           Bank Notes - Yankee - 1.1%
                0          52,000,000      52,000,000      Abbey National PLC:
                                                               Variable Rate Treasury Note 5.570% .....................
                0          40,000,000      40,000,000      Berliner Handels - Und Frankfurter Bank:
                                                               Variable Rate Bank Note 5.700% .........................


                                                           Certificates of Deposit - Domestic - 5.3%
                0          35,000,000      35,000,000      Amex Centurian Bank:
                                                               5.540% .................................................
                                                           Bankers Trust Company of New York:
       35,000,000                   0      35,000,000          5.910% .................................................
       40,000,000                   0      40,000,000          6.000% .................................................
        5,000,000                   0       5,000,000          5.990% .................................................
                0          50,000,000      50,000,000      Compass Bank:
                                                               5.560% .................................................
                0          46,000,000      46,000,000      CS First Boston:
                                                               5.890% .................................................
       50,000,000                   0      50,000,000      First Allamerica Financial:
                                                               5.950% .................................................
                0          25,000,000      25,000,000      Old Kent Bank, Grand Rapids:
                                                               5.650% .................................................
                0          46,000,000      46,000,000      Regions Bank:
                                                               5.600% .................................................
                0          75,000,000      75,000,000      South Bank Trust:
                                                               5.650% .................................................
                0          40,000,000      40,000,000      Union Bank of California:
                                                               5.570% .................................................

                                                           Certificates of Deposit - Yankee - 11.8%
                0          50,000,000      50,000,000      Abbey National Treasury PLC, (New York):
                                                               5.650% .................................................
                0          11,000,000      11,000,000      Bank of Scotland, (New York):
                                                               5.550% .................................................
                                                           Bank of Tokyo Mitsubishi, (New York):
       50,000,000                   0      50,000,000         5.920% ..................................................
       30,000,000                   0      30,000,000         5.840% ..................................................
       50,000,000                   0      50,000,000         5.840% ..................................................
       45,000,000                   0      45,000,000         5.800% ..................................................
       25,000,000                   0      25,000,000         5.790% ..................................................
                0          35,000,000      35,000,000      Banque Paribas, (New York):
                                                              5.590% ..................................................
                0          35,000,000      35,000,000      Bayerische Hypo-Bank, (New York):
                                                              5.600% ..................................................
       30,000,000                   0      30,000,000      Bayerische Landersbank:
                                                              5.729% ..................................................

BANK OBLIGATIONS (continued)                               Certificates of Deposit - Yankee - (continued)
               $0         $89,000,000     $89,000,000      Canadian Imperial Bank, (New York):
                                                              5.580% ..................................................

SECURITY DESCRIPTION                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Nations            Emerald           Pro Forma
                                                                Maturity          Prime              Prime            Combining
                                                                  Date            Fund               Fund             Portfolios
--------------------------------------------------------------------------------------------------------------------------------
Bank Notes - Domestic - 3.7%
First USA Bank:
    Variable Rate Bank Note 5.740% .........................    12/17/97              $0         $50,019,084        $50,019,084
Amex Centurian:
    Variable Rate Bank Note 5.710% .........................    12/11/97               0          22,018,361         22,018,361
Bank of New York:
    Bank Note 5.800% .......................................    03/03/98               0          43,994,689         43,994,689
Compass Bank:
    Variable Rate Bank Note 5.640% .........................    12/01/97               0          38,987,014         38,987,014
J.P. Morgan Securities:
    Bank Note 5.900% .......................................    04/01/98               0          39,253,546         39,253,546
Morgan Stanley:
    Variable Rate Bank Note 5.830% .........................    02/18/98               0          37,000,000         37,000,000
Northern Trust:
    Bank Note 5.750% .......................................    03/04/98               0          44,988,993         44,988,993
PNC Bank NA.:
    Variable Rate Bank Note 5.600% .........................    12/01/97               0          32,983,150         32,983,150
                                                                             --------------------------------------------------
                                                                                       0         309,244,837        309,244,837
                                                                             --------------------------------------------------
Bank Notes - Yankee - 1.1%
Abbey National PLC:
    Variable Rate Treasury Note 5.570% .....................    12/15/97               0          51,978,107         51,978,107
Berliner Handels - Und Frankfurter Bank:
    Variable Rate Bank Note 5.700% .........................    12/01/97               0          39,999,251         39,999,251
                                                                             --------------------------------------------------
                                                                                       0          91,977,358         91,977,358
                                                                             --------------------------------------------------
Certificates of Deposit - Domestic - 5.3%
Amex Centurian Bank:
    5.540% .................................................    12/01/97               0          35,000,000         35,000,000
Bankers Trust Company of New York:
    5.910% .................................................    03/12/98      34,997,222                   0         34,997,222
    6.000% .................................................    03/24/98      39,985,223                   0         39,985,223
    5.990% .................................................    06/25/98       4,998,922                   0          4,998,922
Compass Bank:
    5.560% .................................................    12/29/97               0          50,000,000         50,000,000
CS First Boston:
    5.890% .................................................    12/02/97               0          46,000,000         46,000,000
First Allamerica Financial:
    5.950% .................................................    11/24/98      50,000,000                   0         50,000,000
Old Kent Bank, Grand Rapids:
    5.650% .................................................    12/01/97               0          25,000,000         25,000,000
Regions Bank:
    5.600% .................................................    12/17/97               0          46,000,000         46,000,000
South Bank Trust:
    5.650% .................................................    12/01/97               0          74,991,774         74,991,774
Union Bank of California:
    5.570% .................................................    12/18/97               0          40,000,000         40,000,000
                                                                             --------------------------------------------------
                                                                             129,981,367         316,991,774        446,973,141
                                                                             --------------------------------------------------
Certificates of Deposit - Yankee - 11.8%
Abbey National Treasury PLC, (New York):
    5.650% .................................................    12/01/97               0          49,991,049         49,991,049
Bank of Scotland, (New York):
    5.550% .................................................    12/30/97               0          11,000,000         11,000,000
Bank of Tokyo Mitsubishi, (New York):
   5.920% ..................................................    12/08/97      50,000,000                   0         50,000,000
   5.840% ..................................................    01/15/98      30,001,024                   0         30,001,024
   5.840% ..................................................    01/22/98      50,000,000                   0         50,000,000
   5.800% ..................................................    03/02/98      45,000,000                   0         45,000,000
   5.790% ..................................................    03/19/98      25,000,000                   0         25,000,000
Banque Paribas, (New York):
   5.590% ..................................................    12/18/97               0          35,000,000         35,000,000
Bayerische Hypo-Bank, (New York):
   5.600% ..................................................    12/18/97               0          35,000,000         35,000,000
Bayerische Landersbank:
   5.729% ..................................................    10/06/98      29,992,701                   0         29,992,701


Certificates of Deposit - Yankee - (continued)
Canadian Imperial Bank, (New York):
   5.580% ..................................................    12/31/97              $0         $89,001,054        $89,001,054

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                   PRINCIPAL AMOUNT                        SECURITY DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
     Nations                Emerald        Pro Forma
      Prime                  Prime         Combining
      Fund                   Fund          Portfolios
-----------------------------------------------------------------------------------------------------------------------
       10,000,000                   0      10,000,000      Credit Suisse First Boston:
                                                              5.800% ..................................................
                                                           Deutsche Bank, (New York),
                0          35,000,000      35,000,000         5.570% ..................................................
                0          30,000,000      30,000,000         5.570% ..................................................
                0          35,000,000      35,000,000         5.570% ..................................................
       20,000,000                   0      20,000,000         5.860% ..................................................
       60,000,000                   0      60,000,000         5.920% ..................................................
                                                           National Bank of Canada, (New York):
       20,000,000                   0      20,000,000         5.85% ...................................................
       20,000,000                   0      20,000,000         5.94% ...................................................
       30,000,000                   0      30,000,000         6.03% ...................................................
       30,000,000                   0      30,000,000         6.14% ...................................................
                0          10,000,000      10,000,000      Royal Bank of Canada, (New York):
                                                              5.58% ...................................................
                                                           Sanwa Bank Ltd. of New York:
       40,000,000                   0      40,000,000         5.93% ...................................................
       65,000,000                   0      65,000,000         5.92% ...................................................
                                                           Societe Generale, (New York):
                0          25,000,000      25,000,000         5.61% ...................................................
       40,000,000                   0      40,000,000         5.65% ...................................................
       30,000,000                   0      30,000,000         5.88% ...................................................
       30,000,000                   0      30,000,000         5.95% ...................................................


                                                           TOTAL BANK OBLIGATIONS

CORPORATE OBLIGATIONS - 52.8%
                                                           Commercial Paper - Domestic - 30.4%
                0          25,000,000      25,000,000      American Honda Finance Corporation:
                                                              5.57% ...................................................
                                                           AON Corporation:
       20,364,000                   0      20,364,000         Discount note ...........................................
       10,551,000                   0      10,551,000         Discount note ...........................................
                0          30,000,000      30,000,000      Barton Capital Corporation :
                                                              5.520%(b) ...............................................
       30,000,000                   0      30,000,000      Bradford & Bingley Building Society:
                                                              Discount note ...........................................
                0          12,000,000      12,000,000      BTM Capital Corporation :
                                                              5.590%(b) ...............................................
       20,000,000                   0      20,000,000      Burmah Castrol Financial:
                                                              Discount note ...........................................
                0          30,000,000      30,000,000      Countrywide Funding Corporation:
                                                              5.55% ...................................................
                                                           Countrywide Home Loans:
       30,000,000                   0      30,000,000         Discount note ...........................................
       43,800,000                   0      43,800,000         Discount note ...........................................
       75,000,000                   0      75,000,000         Discount note ...........................................
                                                           Dakota Finance:
                0          25,000,000      25,000,000         5.520%(b) ...............................................
                0          30,000,000      30,000,000         5.530%(b) ...............................................
                0          35,000,000      35,000,000         5.540%(b) ...............................................
                                                           Deer Park Refining LP:
                0          13,000,000      13,000,000         5.650%(b) ...............................................
                0          10,000,000      10,000,000         5.660%(b) ...............................................
                                                           Dynamic Funding Corporation:
       21,053,000                   0      21,053,000         Discount note ...........................................
       19,700,000                   0      19,700,000         Discount note ...........................................
       30,000,000                   0      30,000,000         Discount note ...........................................
       35,000,000                   0      35,000,000         Discount note ...........................................
       44,611,000                   0      44,611,000         Discount note ...........................................
       10,551,000                   0      10,551,000         Discount note ...........................................
       21,084,000                   0      21,084,000         Discount note ...........................................

                                                           Commercial Paper - Domestic - (continued)
                                                           Finova Capital Corporation:
      $30,000,000                  $0     $30,000,000         Discount note ...........................................
       25,000,000                   0      25,000,000         Discount note ...........................................
                                                           Galicia Funding Corporation:
                0          18,800,000      18,800,000         5.530%(b) ...............................................

SECURITY DESCRIPTION                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Nations            Emerald           Pro Forma
                                                                Maturity          Prime              Prime            Combining
                                                                  Date            Fund               Fund             Portfolios
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston:
   5.800% ..................................................    10/13/98      10,000,000                   0         10,000,000
Deutsche Bank, (New York),
   5.570% ..................................................    12/22/97               0          34,999,596         34,999,596
   5.570% ..................................................    12/31/97               0          29,999,992         29,999,992
   5.570% ..................................................    12/31/97               0          34,999,323         34,999,323
   5.860% ..................................................    03/10/98      19,997,924                   0         19,997,924
   5.920% ..................................................    11/17/98      60,000,000                   0         60,000,000
National Bank of Canada, (New York):
   5.85% ...................................................    02/27/98      20,000,000                   0         20,000,000
   5.94% ...................................................    03/06/98      20,000,000                   0         20,000,000
   6.03% ...................................................    03/18/98      29,999,159                   0         29,999,159
   6.14% ...................................................    06/05/98      29,996,928                   0         29,996,928
Royal Bank of Canada, (New York):
   5.58% ...................................................    12/11/97               0           9,999,345          9,999,345
Sanwa Bank Ltd. of New York:
   5.93% ...................................................    12/09/97      40,000,086                   0         40,000,086
   5.92% ...................................................    12/16/97      65,000,526                   0         65,000,526
Societe Generale, (New York):
   5.61% ...................................................    12/03/97               0          25,000,013         25,000,013
   5.65% ...................................................    04/07/98      40,000,000                   0         40,000,000
   5.88% ...................................................    07/22/98      29,992,673                   0         29,992,673
   5.95% ...................................................    10/21/98      29,987,274                   0         29,987,274
                                                                             --------------------------------------------------
                                                                             624,968,295         354,990,372        979,958,667
                                                                             --------------------------------------------------
TOTAL BANK OBLIGATIONS                                                       754,949,662       1,073,204,341      1,828,154,003
                                                                             ==================================================

Commercial Paper - Domestic - 30.4%
American Honda Finance Corporation:
   5.57% ...................................................    12/09/97               0          24,969,056         24,969,056
AON Corporation:
   Discount note ...........................................    02/19/98      20,104,246                   0         20,104,246
   Discount note ...........................................    02/23/98      10,409,687                   0         10,409,687
Barton Capital Corporation :
   5.520%(b) ...............................................    12/04/97               0          29,986,200         29,986,200
Bradford & Bingley Building Society:
   Discount note ...........................................    03/10/98      29,539,650                   0         29,539,650
BTM Capital Corporation :
   5.590%(b) ...............................................    12/11/97               0          11,981,367         11,981,367
Burmah Castrol Financial:
   Discount note ...........................................    05/18/98      19,471,733                   0         19,471,733
Countrywide Funding Corporation:
   5.55% ...................................................    12/01/97               0          30,000,000         30,000,000
Countrywide Home Loans:
   Discount note ...........................................    01/13/98      29,795,750                   0         29,795,750
   Discount note ...........................................    01/23/98      43,429,221                   0         43,429,221
   Discount note ...........................................    02/10/98      74,153,917                   0         74,153,917
Dakota Finance:
   5.520%(b) ...............................................    12/10/97               0          24,965,500         24,965,500
   5.530%(b) ...............................................    12/16/97               0          29,930,875         29,930,875
   5.540%(b) ...............................................    12/19/97               0          34,903,050         34,903,050
Deer Park Refining LP:
   5.650%(b) ...............................................    12/09/97               0          13,000,000         13,000,000
   5.660%(b) ...............................................    12/19/97               0          10,000,000         10,000,000
Dynamic Funding Corporation:
   Discount note ...........................................    12/02/97      21,049,678                   0         21,049,678
   Discount note ...........................................    12/05/97      19,687,304                   0         19,687,304
   Discount note ...........................................    12/08/97      29,966,867                   0         29,966,867
   Discount note ...........................................    12/10/97      34,950,738                   0         34,950,738
   Discount note ...........................................    12/12/97      44,534,666                   0         44,534,666
   Discount note ...........................................    12/15/97      10,527,817                   0         10,527,817
   Discount note ...........................................    01/05/98      20,967,774                   0         20,967,774

Commercial Paper - Domestic - (continued)
Finova Capital Corporation:
   Discount note ...........................................    01/30/98     $29,713,000                  $0        $29,713,000
   Discount note ...........................................    02/09/98      24,721,458                   0         24,721,458
Galicia Funding Corporation:
   5.530%(b) ...............................................    12/02/97               0          18,797,112         18,797,112

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                   PRINCIPAL AMOUNT                        SECURITY DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
     Nations                Emerald        Pro Forma
      Prime                  Prime         Combining
      Fund                   Fund          Portfolios
-----------------------------------------------------------------------------------------------------------------------
                0          12,465,000      12,465,000         5.530%(b) ...............................................
                                                           General Motors Acceptance Corporation:
       30,000,000                   0      30,000,000         Discount note ...........................................
      110,000,000                   0     110,000,000         Discount note ...........................................
       35,000,000                   0      35,000,000         Discount note ...........................................
       30,000,000                   0      30,000,000         Discount note ...........................................
       19,000,000                   0      19,000,000      Hitachi America
                                                              Discount note ...........................................
                0          30,000,000      30,000,000      International Nederlanden (US) Funding Group:
                                                              5.57% ...................................................
                                                           International Securitization Corporation:
       60,000,000                   0      60,000,000         Discount note (a) .......................................
      126,130,000                   0     126,130,000         Discount note (a) .......................................
       25,000,000                   0      25,000,000         Discount note (a) .......................................
       50,000,000                   0      50,000,000      Koch Industries:
                                                              Discount note. ..........................................
                                                           Lehman Brothers Holdings Inc.:
       50,000,000                   0      50,000,000         Discount note ...........................................
       30,000,000                   0      30,000,000         Discount note ...........................................
        6,000,000                   0       6,000,000         Discount note ...........................................
                                                           Mitsubishi Electric:
       31,000,000                   0      31,000,000         Discount note ...........................................
       19,800,000                   0      19,800,000         Discount note ...........................................
                                                           Mitsubishi International:
       35,000,000                   0      35,000,000         Discount note ...........................................
       50,000,000                   0      50,000,000         Discount note ...........................................
                                                           ODC Capital Corporation:
       35,000,000                   0      35,000,000         Discount note (b) .......................................
       37,002,000                   0      37,002,000         Discount note (b) .......................................
                                                           Orix America Inc.:
       30,000,000                   0      30,000,000         Discount note ...........................................
       10,500,000                   0      10,500,000         Discount note ...........................................
                                                           Republic Industrial Fund:
       45,000,000                   0      45,000,000         Discount note ...........................................
       30,000,000                   0      30,000,000         Discount note ...........................................
                                                           Safeco Corporation,
       17,365,000                   0      17,365,000         Discount note ...........................................
       30,000,000                   0      30,000,000         Discount note ...........................................
       20,000,000                   0      20,000,000         Discount note ...........................................
       20,000,000                   0      20,000,000         Discount note ...........................................
        9,885,000                   0       9,885,000         Discount note ...........................................
       50,000,000                   0      50,000,000         Discount note ...........................................
       23,000,000                   0      23,000,000         Discount note ...........................................
                                                           Sanwa Business Credit, Inc.:
                0          40,000,000      40,000,000         5.62% ...................................................
                0          25,000,000      25,000,000         5.56% ...................................................
                0          30,000,000      30,000,000         5.72% ...................................................
                                                           Sumitomo Corporation of America:
       30,000,000                   0      30,000,000         Discount note. ..........................................
       20,000,000                   0      20,000,000         Discount note. ..........................................
       20,000,000                   0      20,000,000         Discount note. ..........................................
       20,000,000                   0      20,000,000         Discount note. ..........................................
       75,000,000                   0      75,000,000         Discount note. ..........................................
       23,000,000                   0      23,000,000         Discount note. ..........................................
       20,000,000                   0      20,000,000         Discount note. ..........................................
       22,500,000                   0      22,500,000         Discount note. ..........................................
       37,000,000                   0      37,000,000         Discount note. ..........................................
       20,000,000                   0      20,000,000         Discount note. ..........................................
                0          30,000,000      30,000,000      Transamerica Finance Corporation:
                                                              5.53% ...................................................

                                                           Commercial Paper - Domestic - (continued)
                                                           Tri-Lateral Capital (USA) Inc.:
      $15,000,000                  $0     $15,000,000         Discount note (b) .......................................
       43,530,000                   0      43,530,000         Discount note (b) .......................................
       39,767,000                   0      39,767,000         Discount note (b) .......................................
       21,040,000                   0      21,040,000         Discount note (b) .......................................
       21,041,000                   0      21,041,000         Discount note (b) .......................................
       10,147,000                   0      10,147,000         Discount note (b) .......................................
       20,000,000                   0      20,000,000         Discount note (b) .......................................

SECURITY DESCRIPTION                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Nations            Emerald           Pro Forma
                                                                Maturity          Prime              Prime            Combining
                                                                  Date            Fund               Fund             Portfolios
--------------------------------------------------------------------------------------------------------------------------------

   5.530%(b) ...............................................    12/04/97               0          12,459,256         12,459,256
General Motors Acceptance Corporation:
   Discount note ...........................................    12/01/97      30,000,000                   0         30,000,000
   Discount note ...........................................    01/30/98     109,640,665                   0        109,640,665
   Discount note ...........................................    03/02/98      34,505,440                   0         34,505,440
   Discount note ...........................................    04/20/98      29,340,833                   0         29,340,833
Hitachi America
   Discount note ...........................................    07/17/98      18,317,710                   0         18,317,710
International Nederlanden (US) Funding Group:
   5.57% ...................................................    12/05/97               0          29,981,433         29,981,433
International Securitization Corporation:
   Discount note (a) .......................................    12/01/97      60,000,000                   0         60,000,000
   Discount note (a) .......................................    12/30/97     125,564,062                   0        125,564,062
   Discount note (a) .......................................    01/22/98      24,792,722                   0         24,792,722
Koch Industries:
   Discount note. ..........................................    12/01/97      50,000,000                   0         50,000,000
Lehman Brothers Holdings Inc.:
   Discount note ...........................................    12/03/97      49,984,028                   0         49,984,028
   Discount note ...........................................    05/01/98      29,289,042                   0         29,289,042
   Discount note ...........................................    06/29/98       6,009,240                   0          6,009,240
Mitsubishi Electric:
   Discount note ...........................................    01/21/98      30,745,283                   0         30,745,283
   Discount note ...........................................    02/11/98      19,570,320                   0         19,570,320
Mitsubishi International:
   Discount note ...........................................    01/16/98      34,741,506                   0         34,741,506
   Discount note ...........................................    01/28/98      49,534,389                   0         49,534,389
ODC Capital Corporation:
   Discount note (b) .......................................    12/18/97      34,906,618                   0         34,906,618
   Discount note (b) .......................................    12/17/97      36,909,084                   0         36,909,084
Orix America Inc.:
   Discount note ...........................................    01/05/98      29,833,750                   0         29,833,750
   Discount note ...........................................    01/09/98      10,435,504                   0         10,435,504
Republic Industrial Fund:
   Discount note ...........................................    12/01/97      45,000,000                   0         45,000,000
   Discount note ...........................................    01/14/98      29,789,167                   0         29,789,167
Safeco Corporation,
   Discount note ...........................................    12/05/97      17,354,292                   0         17,354,292
   Discount note ...........................................    12/10/97      29,958,300                   0         29,958,300
   Discount note ...........................................    12/17/97      19,950,667                   0         19,950,667
   Discount note ...........................................    01/28/98      19,817,944                   0         19,817,944
   Discount note ...........................................    02/25/98       9,751,108                   0          9,751,108
   Discount note ...........................................    02/26/98      49,307,625                   0         49,307,625
   Discount note ...........................................    02/27/98      22,677,847                   0         22,677,847
Sanwa Business Credit, Inc.:
   5.62% ...................................................    12/12/97               0          39,931,310         39,931,310
   5.56% ...................................................    12/16/97               0          24,942,083         24,942,083
   5.72% ...................................................    12/23/97               0          29,895,133         29,895,133
Sumitomo Corporation of America:
   Discount note. ..........................................    02/25/98      29,581,467                   0         29,581,467
   Discount note. ..........................................    05/06/98      19,514,667                   0         19,514,667
   Discount note. ..........................................    05/26/98      19,432,889                   0         19,432,889
   Discount note. ..........................................    12/10/97      19,971,750                   0         19,971,750
   Discount note. ..........................................    12/17/97      74,811,555                   0         74,811,555
   Discount note. ..........................................    12/18/97      22,938,743                   0         22,938,743
   Discount note. ..........................................    12/22/97      19,934,900                   0         19,934,900
   Discount note. ..........................................    12/29/97      22,401,125                   0         22,401,125
   Discount note. ..........................................    02/11/98      36,583,640                   0         36,583,640
   Discount note. ..........................................    03/11/98      19,688,889                   0         19,688,889
Transamerica Finance Corporation:
   5.53% ...................................................    12/03/97               0          29,990,783         29,990,783

Commercial Paper - Domestic - (continued)
Tri-Lateral Capital (USA) Inc.:
   Discount note (b) .......................................    12/17/97     $14,961,467                  $0        $14,961,467
   Discount note (b) .......................................    01/13/98      43,238,833                   0         43,238,833
   Discount note (b) .......................................    01/22/98      39,443,606                   0         39,443,606
   Discount note (b) .......................................    01/27/98      20,849,115                   0         20,849,115
   Discount note (b) .......................................    01/28/98      20,846,078                   0         20,846,078
   Discount note (b) .......................................    02/02/98      10,044,896                   0         10,044,896
   Discount note (b) .......................................    02/12/98      19,760,722                   0         19,760,722

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                   PRINCIPAL AMOUNT                        SECURITY DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
     Nations                Emerald        Pro Forma
      Prime                  Prime         Combining
      Fund                   Fund          Portfolios
-----------------------------------------------------------------------------------------------------------------------
                                                           Toshiba International:
       10,000,000                   0      10,000,000         Discount note ...........................................
       23,000,000                   0      23,000,000         Discount note ...........................................
        5,000,000                   0       5,000,000         Discount note ...........................................
       25,000,000                   0      25,000,000      Toshiba America, Inc.:
                                                              Discount note ...........................................
       80,000,000                   0      80,000,000      UBS Finance, Inc.:
                                                              Discount note ...........................................
       20,906,000                   0      20,906,000      Xerox:
                                                              Discount note ...........................................


                                                           Commercial Paper - Yankee - 0.8%
                                                           Alliance & Leicester Building Society:
                0          25,000,000      25,000,000         5.53% ...................................................
                0          25,000,000      25,000,000         5.60% ...................................................
                0          19,400,000      19,400,000      Pearson, Inc.:
                                                              5.58% ...................................................


                                                           Corporate Bonds & Notes - Domestic - 21.0%
       50,000,000                   0      50,000,000      Anchor National Life Insurance,
                                                              5.870%+ .................................................
                                                           Bankers Trust Company of New York:
       30,000,000                   0      30,000,000         5.720%+ (b) .............................................
       20,000,000                   0      20,000,000         5.730%+ (b) .............................................
      126,000,000                   0     126,000,000         5.730%+ (b) .............................................
       40,000,000                   0      40,000,000         5.730%+ (b) .............................................
                                                           Bear Stearns & Company, Inc.:
       60,000,000                   0      60,000,000         5.730%+ .................................................
       38,000,000                   0      38,000,000         5.688%+ .................................................
       50,000,000                   0      50,000,000         5.668%+ .................................................
       25,000,000                   0      25,000,000         5.731%+ .................................................
       20,000,000                   0      20,000,000      Beta Finance Inc.,
                                                              5.800% (b). .............................................
       30,000,000                   0      30,000,000      CIT Group Holdings,
                                                              6.500% ..................................................
       14,000,000                   0      14,000,000      Chrysler Financial Corporation:
                                                              6.210% ..................................................
       60,000,000                   0      60,000,000      Comerica Bank:
                                                              5.823% ..................................................
                                                           CS First Boston,
                0          35,000,000      35,000,000         5.820%+(b)(c). ..........................................
                0          15,000,000      15,000,000         5.820%+(b)(c). ..........................................
      285,000,000                   0     285,000,000         5.973%+ .................................................
                0          42,000,000      42,000,000      Dean Witter Discover:
                                                              5.770%+ .................................................
                0          15,812,000      15,812,000      Ford Motor Credit Co.:
                                                              7.13% ...................................................
       50,000,000                   0      50,000,000      General American Life Insurance Company,
                                                              5.850%+ .................................................
       14,000,000                   0      14,000,000      Goldman Sachs Group L.P.,
                                                             6.100% ...................................................
                                                           International Business Machines Credit Corporation:
       35,000,000                   0      35,000,000         5.770%+ .................................................
       30,000,000                   0      30,000,000         5.770%+ .................................................
       10,350,000                   0      10,350,000      Lehman Brothers Holdings Inc.:
                                                              6.375% ..................................................
                                                           Corporate Bonds & Notes - Domestic - (continued)
                                                           Merrill Lynch & Company Inc.,
               $0         $30,000,000     $30,000,000         5.640%+ .................................................
       25,000,000                   0      25,000,000         5.710%+ .................................................
                0          65,000,000      65,000,000         5.880%+ .................................................
       30,000,000                   0      30,000,000         5.883%+ .................................................
       65,000,000                   0      65,000,000      Morgan Guaranty Trust Company,
                                                              5.965% ..................................................
                0          50,000,000      50,000,000      Morgan Stanley:
                                                              5.820%+ .................................................
                                                           PHH Corporation:
       70,000,000                   0      70,000,000         5.986% ..................................................

SECURITY DESCRIPTION                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Nations            Emerald           Pro Forma
                                                                Maturity          Prime              Prime            Combining
                                                                  Date            Fund               Fund             Portfolios
--------------------------------------------------------------------------------------------------------------------------------

Toshiba International:
   Discount note ...........................................    01/05/98       9,942,639                   0          9,942,639
   Discount note ...........................................    01/28/98      22,781,372                   0         22,781,372
   Discount note ...........................................    03/13/98       4,917,125                   0          4,917,125
Toshiba America, Inc.:
   Discount note ...........................................    12/22/97      24,918,625                   0         24,918,625
UBS Finance, Inc.:
   Discount note ...........................................    12/17/97      79,802,667                   0         79,802,667
Xerox:
   Discount note ...........................................    12/01/97      20,906,000                   0         20,906,000
                                                                           ----------------------------------------------------
                                                                           2,138,023,422         395,733,158      2,533,756,580
                                                                           ----------------------------------------------------
Commercial Paper - Yankee - 0.8%
Alliance & Leicester Building Society:
   5.53% ...................................................    12/02/97               0          24,996,160         24,996,160
   5.60% ...................................................    12/10/97               0          24,965,000         24,965,000
Pearson, Inc.:
   5.58% ...................................................    12/10/97               0          19,372,937         19,372,937
                                                                           ----------------------------------------------------
                                                                                       0          69,334,097         69,334,097
                                                                           ----------------------------------------------------
Corporate Bonds & Notes - Domestic - 21.0%
Anchor National Life Insurance,
   5.870%+ .................................................    12/01/97+++   50,000,000                   0         50,000,000
Bankers Trust Company of New York:
   5.720%+ (b) .............................................    12/01/97+++   30,000,000                   0         30,000,000
   5.730%+ (b) .............................................    12/01/97+++   20,000,000                   0         20,000,000
   5.730%+ (b) .............................................    12/01/97+++  125,999,890                   0        125,999,890
   5.730%+ (b) .............................................    12/01/97+++   39,999,816                   0         39,999,816
Bear Stearns & Company, Inc.:
   5.730%+ .................................................    12/01/97+++   60,000,000                   0         60,000,000
   5.688%+ .................................................    12/01/97+++   38,000,000                   0         38,000,000
   5.668%+ .................................................    12/01/97+++   50,000,000                   0         50,000,000
   5.731%+ .................................................    12/01/97+++   25,000,000                   0         25,000,000
Beta Finance Inc.,
   5.800% (b). .............................................    03/03/98      20,000,000                   0         20,000,000
CIT Group Holdings,
   6.500% ..................................................    07/13/98      30,091,462                   0         30,091,462
Chrysler Financial Corporation:
   6.210% ..................................................    06/29/98      14,001,511                   0         14,001,511
Comerica Bank:
   5.823% ..................................................    10/06/98      59,990,171                   0         59,990,171
CS First Boston,
   5.820%+(b)(c). ..........................................    12/22/97               0          35,000,000         35,000,000
   5.820%+(b)(c). ..........................................    12/22/97               0          15,000,000         15,000,000
   5.973%+ .................................................    01/01/98+++  285,000,000                   0        285,000,000
Dean Witter Discover:
   5.770%+ .................................................    12/17/97               0          42,009,388         42,009,388
Ford Motor Credit Co.:
   7.13% ...................................................    12/01/97               0          15,812,000         15,812,000
General American Life Insurance Company,
   5.850%+ .................................................    12/01/97+++   50,000,000                   0         50,000,000
Goldman Sachs Group L.P.,
  6.100% ...................................................    04/15/98      13,993,784                   0         13,993,784
International Business Machines Credit Corporation:
   5.770%+ .................................................    12/01/97+++   35,000,000                   0         35,000,000
   5.770%+ .................................................    12/01/97+++   30,000,000                   0         30,000,000
Lehman Brothers Holdings Inc.:
   6.375% ..................................................    06/01/98      10,367,119                   0         10,367,119
Corporate Bonds & Notes - Domestic - (continued)
Merrill Lynch & Company Inc.,
   5.640%+ .................................................    12/26/97              $0         $30,000,000        $30,000,000
   5.710%+ .................................................    12/01/97+++   25,000,000                   0         25,000,000
   5.880%+ .................................................    12/02/97               0          65,000,000         65,000,000
   5.883%+ .................................................    12/01/97+++   30,000,000                   0         30,000,000
Morgan Guaranty Trust Company,
   5.965% ..................................................    06/22/98      64,987,911                   0         64,987,911
Morgan Stanley:
   5.820%+ .................................................    12/15/97               0          50,000,000         50,000,000
PHH Corporation:
   5.986% ..................................................    08/12/98      69,993,180                   0         69,993,180

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                   PRINCIPAL AMOUNT                        SECURITY DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
     Nations                Emerald        Pro Forma
      Prime                  Prime         Combining
      Fund                   Fund          Portfolios
-----------------------------------------------------------------------------------------------------------------------
       40,000,000                   0      40,000,000         5.883%+ .................................................
       50,000,000                   0      50,000,000         5.660%+ .................................................
                0          43,000,000      43,000,000      Sigma Finance, Inc.:
                                                              5.800%(b). ..............................................
                                                           Societe Generale:
       75,000,000                   0      75,000,000         5.655%+ .................................................
       50,000,000                   0      50,000,000         5.655%+ .................................................
       25,000,000                   0      25,000,000      Travelers Life Insurance Company,
                                                              5.770%+ .................................................
                0          30,000,000      30,000,000      USL Capital Corporation:
                                                              5.840%+ .................................................

                                                           Corporate Bonds & Notes - Yankee - 0.6%
                0          50,000,000      50,000,000      Lehman Brother PLC, Foreign Master Note:
                                                              5.700%(b). ..............................................


                                                           TOTAL CORPORATE OBLIGATIONS

MEDIUM TERM NOTES - PRIVATE PLACEMENT - 2.7%
                0          45,000,000      45,000,000      Absit, Series 1997 - A:
                                                              5.740%+(b). .............................................
                0          41,000,000      41,000,000      CTN Trust, Series 1:
                                                              5.990%+(b). .............................................
                0          50,000,000      50,000,000      Goldman Sachs Promissory Note:
                                                              5.660%+(b). .............................................
                0          46,000,000      46,000,000      Household Credit Card Master Trust 1995 -1A:
                                                              5.690%+(b). .............................................
                0          40,000,000      40,000,000      Sigma Finance, Inc.:
                                                              5.900%+(b). .............................................


                                                           TOTAL MEDIUM TERM NOTES - PRIVATE PLACEMENT

GUARANTEED INVESTMENT CONTRACTS - 6.9%
                                                           Allstate Life Insurance Company:
       25,000,000                   0      25,000,000         5.800%**+ ...............................................
       25,000,000                   0      25,000,000         5.800%**+ ...............................................
                                                           Anchor National Life Insurance Company,
       25,000,000                   0      25,000,000         5.837%**+ ...............................................
       50,000,000                   0      50,000,000         5.870%**+ ...............................................
                                                           Commonwealth Life Insurance Company, Inc.:
       62,000,000                   0      62,000,000         5.880%**+ ...............................................
       10,000,000                   0      10,000,000         5.880%**+ ...............................................
       50,000,000                   0      50,000,000      General American Life Insurance Company,
                                                              5.850%**+ ...............................................
       60,000,000                   0      60,000,000      Life Insurance Company of Georgia,
                                                              5.877%**+ ...............................................
                                                           Life Insurance Company of Virginia:
       50,000,000                   0      50,000,000         5.597%**+ ...............................................
       25,000,000                   0      25,000,000         5.621%**+ ...............................................
       25,000,000                   0      25,000,000         5.621%**+ ...............................................
       50,000,000                   0      50,000,000      New York Life Insurance Company,
                                                              5.855%**+ ...............................................

                                                           GUARANTEED INVESTMENT CONTRACTS - (continued)
                                                           Peoples Security Life Insurance Company,
      $20,000,000                  $0     $20,000,000         5.910%**+ ...............................................
       20,000,000                   0      20,000,000         5.880%**+ ...............................................
       50,000,000                   0      50,000,000      Sun Life Insurance Company of America,
                                                              5.867%**+ ...............................................
       25,000,000                   0      25,000,000      Travelers Life Insurance Company,
                                                              5.736%**+ ...............................................

                                                           TOTAL GUARANTEED INVESTMENT CONTRACTS

MUNICIPAL BONDS - 2.1%
       28,800,000                   0      28,800,000      Illinois (State of), Student Assistance Commission,
                                                           First National Bank of Chicago LOC,
                                                              5.610%+ .................................................


SECURITY DESCRIPTION                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Nations            Emerald           Pro Forma
                                                                Maturity          Prime              Prime            Combining
                                                                  Date            Fund               Fund             Portfolios
--------------------------------------------------------------------------------------------------------------------------------


   5.883%+ .................................................    10/27/98      40,000,000                   0         40,000,000
   5.660%+ .................................................    12/01/97+++   49,985,066                   0         49,985,066
Sigma Finance, Inc.:
   5.800%(b). ..............................................    03/03/98               0          43,000,000         43,000,000
Societe Generale:
   5.655%+ .................................................    12/01/97+++   74,963,263                   0         74,963,263
   5.655%+ .................................................    12/01/97+++   49,975,323                   0         49,975,323
Travelers Life Insurance Company,
   5.770%+ .................................................    12/01/97+++   25,000,000                   0         25,000,000
USL Capital Corporation:
   5.840%+ .................................................    12/18/97               0          30,002,656         30,002,656
                                                                           ----------------------------------------------------
                                                                           1,417,348,496         325,824,044      1,743,172,540
                                                                           ----------------------------------------------------
Corporate Bonds & Notes - Yankee - 0.6%
Lehman Brother PLC, Foreign Master Note:
   5.700%(b). ..............................................    12/03/97               0          50,000,000         50,000,000
                                                                           ----------------------------------------------------
TOTAL CORPORATE OBLIGATIONS                                                3,555,371,918         840,891,299      4,396,263,217
                                                                           ====================================================

Absit, Series 1997 - A:
   5.740%+(b). .............................................    12/15/97               0          45,003,265         45,003,265
CTN Trust, Series 1:
   5.990%+(b). .............................................    12/02/97               0          41,107,284         41,107,284
Goldman Sachs Promissory Note:
   5.660%+(b). .............................................    12/01/97               0          50,000,000         50,000,000
Household Credit Card Master Trust 1995 -1A:
   5.690%+(b). .............................................    12/15/97               0          46,000,000         46,000,000
Sigma Finance, Inc.:
   5.900%+(b). .............................................    12/02/97               0          40,000,000         40,000,000
                                                                           ----------------------------------------------------
TOTAL MEDIUM TERM NOTES - PRIVATE PLACEMENT                                            0         222,110,549        222,110,549
                                                                           ====================================================

Allstate Life Insurance Company:
   5.800%**+ ...............................................    12/29/97#     25,000,000                   0         25,000,000
   5.800%**+ ...............................................    12/29/97#     25,000,000                   0         25,000,000
Anchor National Life Insurance Company,
   5.837%**+ ...............................................    12/29/97#     25,000,000                   0         25,000,000
   5.870%**+ ...............................................    12/29/97#     50,000,000                   0         50,000,000
Commonwealth Life Insurance Company, Inc.:
   5.880%**+ ...............................................    03/27/98#     62,000,000                   0         62,000,000
   5.880%**+ ...............................................    03/27/98#     10,000,000                   0         10,000,000
General American Life Insurance Company,
   5.850%**+ ...............................................    12/01/97#     50,000,000                   0         50,000,000
Life Insurance Company of Georgia,
   5.877%**+ ...............................................    03/27/98#     60,000,000                   0         60,000,000
Life Insurance Company of Virginia:
   5.597%**+ ...............................................    12/01/97#     50,000,000                   0         50,000,000
   5.621%**+ ...............................................    12/01/97#     25,000,000                   0         25,000,000
   5.621%**+ ...............................................    12/01/97#     25,000,000                   0         25,000,000
New York Life Insurance Company,
   5.855%**+ ...............................................    12/31/97+++   50,000,000                   0         50,000,000

GUARANTEED INVESTMENT CONTRACTS - (continued)
Peoples Security Life Insurance Company,
   5.910%**+ ...............................................    12/04/97+++  $20,000,000                  $0        $20,000,000
   5.880%**+ ...............................................    03/27/98#     20,000,000                   0         20,000,000
Sun Life Insurance Company of America,
   5.867%**+ ...............................................    03/27/98#     50,000,000                   0         50,000,000
Travelers Life Insurance Company,
   5.736%**+ ...............................................    01/31/98+++   25,000,000                   0         25,000,000
                                                                           ----------------------------------------------------
TOTAL GUARANTEED INVESTMENT CONTRACTS                                        572,000,000                   0        572,000,000
                                                                           ====================================================

Illinois (State of), Student Assistance Commission,
First National Bank of Chicago LOC,
   5.610%+ .................................................    12/03/97+++   28,800,000                   0         28,800,000

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                   PRINCIPAL AMOUNT                        SECURITY DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
     Nations                Emerald        Pro Forma
      Prime                  Prime         Combining
      Fund                   Fund          Portfolios
-----------------------------------------------------------------------------------------------------------------------
       24,800,000                   0      24,800,000      Indiana (State of), Financing Authority, Economic
                                                              Development Revenue, Qualitech Steel, National City
                                                              Bank, Indiana LOC,
                                                              5.590%+ .................................................
       22,600,000                   0      22,600,000      Missouri (State of), Economic Development Revenue, Export and
                                                              Infrastructure Board, (Biocraft Laboratories Inc. Project),
                                                              PNC Bank LOC,
                                                              5.650%+ .................................................
      100,000,000                   0     100,000,000      Virginia (State of), Housing Development Authority,
                                                              5.450%+ .................................................

                                                           TOTAL MUNICIPAL BONDS

U.S. GOVERNMENT OBLIGATIONS - 2.0%
       18,000,000                   0      18,000,000      Federal Home Loan Bank,
                                                              4.704%++ ................................................
                                                           Student Loan Marketing Association Floating Rate Notes:
       12,000,000                   0      12,000,000         5.473%+ .................................................
       11,600,000                   0      11,600,000         5.473%+ .................................................
       47,500,000                   0      47,500,000         5.493%+ .................................................
       76,697,000                   0      76,697,000         5.583%+ .................................................

                                                           TOTAL U.S. GOVERNMENT OBLIGATIONS

TIME DEPOSITS - EURO - 1.4%
      100,000,000                   0     100,000,000      First National Bank of Chicago,
                                                               5.75% ..................................................
       16,141,000                   0      16,141,000      Westdeutsche Landesbanken:
                                                               5.38% ..................................................

                                                           TOTAL TIME DEPOSITS - EURO
REPURCHASE AGREEMENTS - 9.0%
      425,000,000                   0     425,000,000      Agreement with C.S. First Boston 5.760% dated 11/28/97
                                                             to be repurchased at $425,204,000 on 12/01/97. ...........

                0          80,300,270      80,300,270      Agreement with Fuji Securities Tri Party Agreement, 5.780% dated
                                                             11/28/97 to be repurchased at $80,338,948 on 12/01/97. ...

      165,000,000                   0     165,000,000      Agreement with J.P. Morgan 5.700% dated 11/28/97
                                                             to be repurchased at $165,078,375 on 12/01/97. ...........

                0          80,300,270      80,300,270      Agreement with Salomon Brothers Tri Party Agreement, 5.730%
                                                           dated 11/28/97  to be repurchased at $80,338,948 on 12/01/97

                                                           TOTAL REPURCHASE AGREEMENTS ................................
     SHARES
MONEY MARKET FUNDS - 1.0%
       60,817,000                   0      60,817,000      AIM Liquid Asset Portfolio. ................................
       15,597,000                   0      15,597,000      AIM Prime Fund .............................................
        7,804,000                   0       7,804,000      Dreyfus Cash Management Plus Fund ..........................
           39,000                   0          39,000      Fidelity Institutional Cash Portfolio ......................


                                                           TOTAL MONEY MARKET FUNDS ...................................

TOTAL INVESTMENTS (Cost $6,014,619,791, $2,296,806,729 and $8,311,426,520) ............................................
OTHER ASSETS AND LIABILITIES (Net) ....................................................................................
NET ASSETS ............................................................................................................

SECURITY DESCRIPTION                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Nations            Emerald           Pro Forma
                                                                Maturity          Prime              Prime            Combining
                                                                  Date            Fund               Fund             Portfolios
--------------------------------------------------------------------------------------------------------------------------------
Indiana (State of), Financing Authority, Economic
   Development Revenue, Qualitech Steel, National City
   Bank, Indiana LOC,
   5.590%+ .................................................    12/03/97+++   24,800,000                   0         24,800,000
Missouri (State of), Economic Development Revenue, Export and
   Infrastructure Board, (Biocraft Laboratories Inc. Project),
   PNC Bank LOC,
   5.650%+ .................................................    12/03/97+++   22,600,000                   0         22,600,000
Virginia (State of), Housing Development Authority,
   5.450%+ .................................................    12/03/97+++  100,000,000                   0        100,000,000
                                                                           ----------------------------------------------------
TOTAL MUNICIPAL BONDS                                                        176,200,000                   0        176,200,000
                                                                           ====================================================

Federal Home Loan Bank,
   4.704%++ ................................................    12/02/97+++   18,000,000                   0         18,000,000
Student Loan Marketing Association Floating Rate Notes:
   5.473%+ .................................................    12/02/97+++   12,000,000                   0         12,000,000
   5.473%+ .................................................    12/02/97+++   11,583,802                   0         11,583,802
   5.493%+ .................................................    12/02/97+++   47,419,409                   0         47,419,409
   5.583%+ .................................................    12/02/97+++   76,697,000                   0         76,697,000
                                                                           ----------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                            165,700,211                   0        165,700,211
                                                                           ====================================================

First National Bank of Chicago,
    5.75% ..................................................    12/01/97     100,000,000                   0        100,000,000
Westdeutsche Landesbanken:
    5.38% ..................................................    12/01/97      16,141,000                   0         16,141,000
                                                                           ----------------------------------------------------
TOTAL TIME DEPOSITS - EURO                                                   116,141,000                   0        116,141,000
                                                                           ====================================================

Agreement with C.S. First Boston 5.760% dated 11/28/97
  to be repurchased at $425,204,000 on 12/01/97. ...........                 425,000,000                   0        425,000,000

Agreement with Fuji Securities Tri Party Agreement, 5.780% dated
  11/28/97 to be repurchased at $80,338,948 on 12/01/97. ...                           0          80,300,270         80,300,270

Agreement with J.P. Morgan 5.700% dated 11/28/97
  to be repurchased at $165,078,375 on 12/01/97. ...........                 165,000,000                   0        165,000,000

Agreement with Salomon Brothers Tri Party Agreement, 5.730%
dated 11/28/97  to be repurchased at $80,338,948 on 12/01/97                           0          80,300,270         80,300,270
                                                                           ----------------------------------------------------
TOTAL REPURCHASE AGREEMENTS ................................                 590,000,000         160,600,540        750,600,540
                                                                           ====================================================

AIM Liquid Asset Portfolio. ................................                  60,817,000                   0         60,817,000
AIM Prime Fund .............................................                  15,597,000                   0         15,597,000
Dreyfus Cash Management Plus Fund ..........................                   7,804,000                   0          7,804,000
Fidelity Institutional Cash Portfolio ......................                      39,000                   0             39,000
                                                                           ----------------------------------------------------

TOTAL MONEY MARKET FUNDS ...................................                 $84,257,000                  $0        $84,257,000
                                                                           ====================================================

TOTAL INVESTMENTS (Cost $6,014,619,791, $2,296,806,729 and
  $8,311,426,520) ..........................................    99.8%      6,014,619,791       2,296,806,729      8,311,426,520
OTHER ASSETS AND LIABILITIES (Net) .........................     0.2          15,589,220           5,032,066         20,621,286
                                                               -----      --------------      --------------     --------------
NET ASSETS .................................................   100.0%     $6,030,209,011      $2,301,838,795     $8,332,047,806
                                                               =====      ==============      ==============     ==============

----------

**    Restricted security.

+ Floating / variable rate note. The interest rate shown reflects the rate in effect at November 30, 1997.

++ Variable rate security. The interest rate shown is tied to the Cost of Funds Index and resets on a delayed basis.

+++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.

# Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.

                               NATIONS PRIME FUND
                               EMERALD PRIME FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997

                                                        Nations             Emerald          Adjustments to           Pro Forma
                                                       Prime Fund          Prime Fund          Pro Forma          Combined (Note 1)
                                                       ----------          ----------          ---------          -----------------
ASSETS:
Investments at Amortized Cost                           $6,014,619,791     $2,296,806,729        -                   $8,311,426,520
Cash                                                               369         -                 -                              369
Income Receivable                                           37,803,657         16,023,361        -                       53,827,018
Receivable for Fund Shares Sold                                  7,000         -                 -                            7,000
Prepaid and Other Assets                                       404,705             55,668        -                          460,373
                                                        --------------     --------------     ------------           --------------
Total Assets                                             6,052,835,522      2,312,885,758        -                    8,365,721,280
                                                        --------------     --------------     ------------           --------------

LIABILITIES:
Income Distribution Payable                                 19,270,840          9,578,031        -                       28,848,871
Accrued Expenses and other payables                          3,355,671          1,468,932        -                        4,824,603
                                                        --------------     --------------     ------------           --------------
Total Liabilities                                           22,626,511         11,046,963                                33,673,474
                                                        --------------     --------------     ------------           --------------

Net Assets Applicable to Shares Outstanding             $6,030,209,011     $2,301,838,795                            $8,332,047,806
                                                        --------------     --------------     ------------           --------------

Net Assets by Class:
            Primary A/Institutional                     $3,568,740,552       $581,142,127        -                   $4,149,882,679
                                                        --------------     --------------     ------------           --------------
            Primary B                                      $28,288,167        n/a                                       $28,288,167
                                                        --------------     --------------     ------------           --------------
            Investor A/Service                          $1,570,477,320     $1,128,448,959        -                   $2,698,926,279
                                                        --------------     --------------     ------------           --------------
            Investor B                                    $713,426,878        n/a                -                     $713,426,878
                                                        --------------     --------------     ------------           --------------
            Investor C                                     $83,153,987        n/a                -                      $83,153,987
                                                        --------------     --------------     ------------           --------------
            Investor Daily /Retail                         $66,122,107       $592,247,709                              $658,369,816
                                                        --------------     --------------     ------------           --------------
Shares Outstanding by Class:
            Primary A/Institutional                      3,569,367,453        581,152,243        -                    4,150,519,696
                                                        --------------     --------------     ------------           --------------
            Primary B                                       28,293,136        n/a                -                       28,293,136
                                                        --------------     --------------     ------------           --------------
            Investor A/Service                           1,570,753,197      1,128,464,311        -                    2,699,217,508
                                                        --------------     --------------     ------------           --------------
            Investor B                                     713,552,202        n/a                -                      713,552,202
                                                        --------------     --------------     ------------           --------------
            Investor C                                      83,168,594                  0        -                       83,168,594
                                                        --------------     --------------     ------------           --------------
            Investor Daily /Retail                          66,140,721        592,258,101        -                      658,398,822
                                                        --------------     --------------     ------------           --------------
            Primary A Shares:
            Net Asset Value per Share                            $1.00              $1.00                                     $1.00
                                                        --------------     --------------                            --------------

            Primary B Shares:
            Net Asset Value per Share                            $1.00        n/a                                             $1.00
                                                        --------------     --------------                            --------------

            Investor A Shares:
            Net Asset Value per Share                            $1.00              $1.00                                     $1.00
                                                        --------------     --------------                            --------------

            Investor B Shares:
            Net Asset Value per Share                            $1.00        n/a                                             $1.00
                                                        --------------     --------------                            --------------

            Investor C Shares:
            Net Asset Value per Share                            $1.00        n/a                                             $1.00
                                                        --------------     --------------                            --------------

            Investor Daily/Retail Class Shares:
            Net Asset Value per Share                            $1.00              $1.00                                     $1.00
                                                        --------------     --------------                            --------------

                   See Notes to Pro Forma Financial Statements

                               NATIONS PRIME FUND
                               EMERALD PRIME FUND
             Pro Forma Combining Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997


                                                        Nations             Emerald          Adjustments to           Pro Forma
                                                       Prime Fund          Prime Fund          Pro Forma          Combined (Note 1)
                                                       ----------          ----------          ---------          -----------------
INVESTMENT INCOME:
Interest                                                $292,021,923       $125,537,558                -             $417,559,481
                                                        ------------       ------------       ----------             ------------
            Total Investment Income                      292,021,923        125,537,558                -              417,559,481
                                                        ------------       ------------       ----------             ------------

EXPENSES:
Investment Advisory                                       10,330,121          5,563,480       (1,081,541)(a)           14,812,060
Administration                                             5,129,156          1,724,349          501,043 (a)            7,354,548
Transfer Agent                                               689,446            525,637         (100,000)(b)            1,115,083
Custodian (d)                                                430,541            185,605          (70,000)(b)              546,146
Legal and Audit Fees                                         342,178            231,803         (130,000)(b)              443,981
Trustees' Fees                                               188,422            113,584         (113,584)(b)              188,422
Other expenses                                               172,788            915,626         (300,000)(b)              788,414
                                                        ------------       ------------       ----------             ------------
            Subtotal                                      17,282,652          9,260,084       (1,294,082)              25,248,654

Shareholder servicing and distribution fees
            Primary B                                        293,629                  -                -                  293,629
            Investor A/Service                             4,325,002          3,677,418                -                8,002,420
            Investor B                                       221,727                  -              N/A                  221,727
            Investor C                                     1,273,549                  -              N/A                1,273,549
            Daily/Retail                                     253,117          2,873,506 -                               3,126,623
Fees waived and/or reimbursed by
    investment advisor and administrator                  (1,890,576)          (708,748)        (585,685)(c)           (3,185,009)
                                                        ------------       ------------       ----------             ------------
Total Expenses                                            21,759,100         15,102,260       (1,879,767)              34,981,594
                                                        ------------       ------------       ----------             ------------

NET INVESTMENT INCOME                                    270,262,823        110,435,298        1,879,767              382,577,887
                                                        ------------       ------------       ----------             ------------

Net Realized Gain/(Loss)
    on Investments                                           (16,328)           (30,724)                                  (47,052)
                                                        ------------       ------------       ----------             ------------

Net Increase/(Decrease) in net assets
    resulting from operations                           $270,246,495       $110,404,574       $1,879,767             $382,530,835
                                                        ------------       ------------       ----------             ------------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                   See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Prime Fund/Emerald Prime Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in in transactions exempt from registration to qualified institutional buyers.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)   Security is restricted.

ABBREVIATION:
LOC  Letter of Credit

                               Nations Prime Fund
                               Emerald Prime Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Company offers eight separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Prime Fund in exchange for shares of Nations Prime Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Prime Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                               Nations Prime Fund
                               Emerald Prime Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Prime Fund and the Nations Treasury Fund's investment advisory fee were computed based on the annual rates multiplied by the combined daily average net assets of such funds, of 0.25% of average daily net assets up to $250 million and 0.20% of average daily net assets exceeding $250 million. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Company and the investment portfolios of Nations Fund Trust and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Company has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations Prime Fund. Under the Administration Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Company has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares, ("Investor A Distribution Plan") and Investor Daily Shares ("Investor Daily Distribution Plan") of the Nations Prime Fund. Under the Investor A Distribution Plan and Investor Daily Distribution Plan, aggregate payments may not exceed 0.10% and 0.25%, on an annualized basis, of the average daily net assets of the Investor A Shares and Investor Daily Shares respectively, of the Fund.

The Company has also adopted a shareholder servicing plan with respect to Investor A Shares ("Investor A Servicing Plan"), Investor B Shares ("Investor B Servicing Plan"), Investor C Shares ("Investor C Servicing Plan") and Investor Daily ("Investor Daily Servicing Plan") of the Nations Prime Fund. Under the Investor A Servicing Plan, Investor B Servicing

                               Nations Prime Fund
                               Emerald Prime Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

Plan, Investor C Servicing Plan and Investor Daily Servicing Plan aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor A Shares, Investor B Shares, Investor C Shares and Investor Daily Shares of the Fund.

2. Portfolio Valuation

Securities of Nations Prime Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of the fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and other assets are valued by the Fund's investment adviser under the supervision of the Board of Directors. Emerald Prime Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Prime Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 8,333,149276,958 consists of 2,301,874,655 shares assumed issued in the reorganization plus 6,031,275,303 shares of Nations Prime Fund at November 30, 1997.

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                  April 7, 1998


                                                   Writers Direct Dial Number
                                                         (202) 887-8773
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

      Re:     Nations Fund, Inc.
              Registration Statement on Form N-14
              SEC File No. 333-46725

Dear Sir or Madam:

              On behalf of Nations Fund, Inc. (the "Company") and pursuant to Rule 497(b) under the Securities Act of 1933, as amended, we are transmitting herewith for filing the Company's definitive Proxy/Prospectus and Statement of Additional Information, each dated March 25, 1998.

       If you have any questions, please contact the undersigned at the number indicated above.


                                                Very truly yours,

                                               /s/ Steven G. Cravath

                                                Steven G. Cravath
Enclosures
cc:   Robert H. Gordon
      Richard H. Blank, Jr.
      Edward D. Bedard
      Kelly J. Simeonides
      Richard S. Szafran
      Robert B. Carroll
      Robert M. Kurucza
      Marco E. Adelfio